Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information Line Items
Entity Registrant Name	WESTERN GAS PARTNERS LP
Entity Central Index Key	0001414475
Document Type	8-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues
Total revenues	$ 910,587	[1]	$ 869,405	[1]	$ 663,274	[1]
Operating expenses
Cost of product	336,079	[1],[2]	327,371	[1],[2]	246,476	[1],[2]
Operation and maintenance	140,106	[1],[2]	126,464	[1],[2]	103,887	[1],[2]
General and administrative	99,212	[1],[2]	40,564	[1],[2]	29,970	[1],[2]
Property and other taxes	19,688	[1]	16,579	[1]	14,273	[1]
Depreciation, amortization and impairments	120,608	[1]	113,133	[1]	91,129	[1]
Total operating expenses	715,693	[1]	624,111	[1]	485,735	[1]
Operating income	194,894	[1]	245,294	[1]	177,539	[1]
Interest income, net - affiliates	16,900	[1],[3]	24,106	[1],[3]	20,243	[1],[3]
Interest expense	(42,060)	[1],[4]	(30,345)	[1],[4]	(18,794)	[1],[4]
Other income (expense), net	292	[1]	(44)	[1]	(538)	[1]
Income before income taxes	170,026	[1]	239,011	[1]	178,450	[1]
Income tax expense	20,715	[1]	32,150	[1]	21,517	[1]
Net income	149,311	[1]	206,861	[1]	156,933	[1]
Net income attributable to noncontrolling interests	14,890	[1]	14,103	[1]	11,005	[1]
Net income attributable to Western Gas Partners, LP	134,421	[1]	192,758	[1]	145,928	[1]
Limited partners' interest in net income:
Pre-acquisition net (income) loss allocated to Anadarko	(27,435)	[1]	(52,599)	[1]	(31,797)	[1]
General partner interest in net (income) loss	(28,089)	[1],[5]	(8,599)	[1],[5]	(3,067)	[1],[5]
Limited partners' interest in net income	78,897	[1],[5]	131,560	[1],[5]	111,064	[1],[5]
Common [Member]
Limited partners' interest in net income:
Limited partners' interest in net income	78,897		110,542		68,410
Subordinated [Member]
Limited partners' interest in net income:
Limited partners' interest in net income			21,018		42,654
Affiliated Entity Member
Revenues
Gathering, processing and transportation of natural gas and natural gas liquids	249,997	[1]	227,535	[1]	192,286	[1]
Natural gas, natural gas liquids and condensate sales	436,423	[1]	417,547	[1]	369,903	[1]
Equity income and Other, net	17,717	[1]	13,598	[1]	9,439	[1]
Total revenues	704,137	[1],[6]	658,680	[1],[6]	571,628	[1],[6]
Operating expenses
Cost of product	145,250	[6]	83,722	[6]	95,667	[6]
Operation and maintenance	51,237	[7]	51,339	[7]	46,379	[7]
General and administrative	92,847	[8]	33,305	[8]	24,137	[8]
Total operating expenses	289,334		168,366		166,183
Interest expense	(2,766)	[9]	(4,935)	[9]	(6,924)	[9]
Third Parties [Member]
Revenues
Gathering, processing and transportation of natural gas and natural gas liquids	132,333	[1]	119,934	[1]	60,987	[1]
Natural gas, natural gas liquids and condensate sales	71,916	[1]	84,836	[1]	26,134	[1]
Equity income and Other, net	2,201	[1]	5,955	[1]	4,525	[1]
Total revenues	206,450	[1]	210,725	[1]	91,646	[1]
Operating expenses
Interest expense	$ (39,294)		$ (25,410)		$ (11,870)
Limited Partners Member | Common [Member]
Limited partners' interest in net income:
Net income per unit - basic and diluted	$ 0.84	[1]	$ 1.64	[1]	$ 1.66	[1]
Limited Partners Member | Subordinated [Member]
Limited partners' interest in net income:
Net income per unit - basic and diluted			$ 1.28	[1],[10]	$ 1.61	[1],[10]

[1]	Financial information has been recast to include the financial position and results attributable to the Non-Operated Marcellus Interest. See Note 2.
[2]	Cost of product includes product purchases from Anadarko (as defined in Note 1) of $145.3 million, $83.7 million and $95.7 million for the years ended December 31, 2012, 2011 and 2010, respectively. Operation and maintenance includes charges from Anadarko of $51.2 million, $51.3 million and $46.4 million for the years ended December 31, 2012, 2011 and 2010, respectively. General and administrative includes charges from Anadarko of $92.8 million, $33.3 million and $24.1 million for the years ended December 31, 2012, 2011 and 2010, respectively. See Note 5.
[3]	Represents interest income recognized on the note receivable from Anadarko. This line item also includes interest income, net on affiliate balances related to the MGR assets, Bison assets, White Cliffs investment and Wattenberg assets for periods prior to the acquisition of such assets. Beginning December 7, 2011, Anadarko discontinued charging interest on intercompany balances. The outstanding affiliate balances on the aforementioned assets prior to their acquisition were entirely settled through an adjustment to net investment by Anadarko.
[4]	Includes affiliate (as defined in Note 1) interest expense of $2.8 million, $4.9 million and $6.9 million for the years ended December 31, 2012, 2011 and 2010, respectively. See Note 10.
[5]	Represents net income for periods including and subsequent to the acquisition of the Partnership assets (as defined in Note 1). See Note 4.
[6]	Represents amounts recognized under gathering, treating or processing agreements, and purchase and sale agreements.
[7]	Represents expenses incurred during periods including and subsequent to the date of the acquisition of the Partnership assets, as well as expenses incurred by Anadarko on a historical basis related to the Partnership assets prior to the acquisition of such assets by the Partnership.
[8]	Represents general and administrative expense incurred during periods including and subsequent to the date of the Partnership’s acquisition of the Partnership assets, as well as a management services fee for reimbursement of expenses incurred by Anadarko for periods prior to the acquisition of the Partnership assets by the Partnership. These amounts include equity-based compensation expense allocated to the Partnership by Anadarko (see Anadarko Incentive Plans and Incentive Plan within this Note 5).
[9]	Represents interest expense recognized on the note payable to Anadarko (see Note 10) and interest imputed on the reimbursement payable to Anadarko for certain expenditures Anadarko incurred in 2011 related to the construction of the Brasada and Lancaster plants. During 2012, the Partnership repaid the note payable to Anadarko and the reimbursement payable to Anadarko related to the construction of the Brasada and Lancaster plants. See Note receivable from and amounts payable to Anadarko within this Note 5.
[10]	All subordinated units were converted to common units on a one-for-one basis on August 15, 2011. See Note 4.

Consolidated Statements of Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Cost of product	$ 336,079	[1],[2]	$ 327,371	[1],[2]	$ 246,476	[1],[2]
Operation and maintenance	140,106	[1],[2]	126,464	[1],[2]	103,887	[1],[2]
General and administrative	99,212	[1],[2]	40,564	[1],[2]	29,970	[1],[2]
Interest expense	42,060	[1],[3]	30,345	[1],[3]	18,794	[1],[3]
Affiliated Entity Member
Cost of product	145,250	[4]	83,722	[4]	95,667	[4]
Operation and maintenance	51,237	[5]	51,339	[5]	46,379	[5]
General and administrative	92,847	[6]	33,305	[6]	24,137	[6]
Interest expense	$ 2,766	[7]	$ 4,935	[7]	$ 6,924	[7]

[1]	Financial information has been recast to include the financial position and results attributable to the Non-Operated Marcellus Interest. See Note 2.
[2]	Cost of product includes product purchases from Anadarko (as defined in Note 1) of $145.3 million, $83.7 million and $95.7 million for the years ended December 31, 2012, 2011 and 2010, respectively. Operation and maintenance includes charges from Anadarko of $51.2 million, $51.3 million and $46.4 million for the years ended December 31, 2012, 2011 and 2010, respectively. General and administrative includes charges from Anadarko of $92.8 million, $33.3 million and $24.1 million for the years ended December 31, 2012, 2011 and 2010, respectively. See Note 5.
[3]	Includes affiliate (as defined in Note 1) interest expense of $2.8 million, $4.9 million and $6.9 million for the years ended December 31, 2012, 2011 and 2010, respectively. See Note 10.
[4]	Represents amounts recognized under gathering, treating or processing agreements, and purchase and sale agreements.
[5]	Represents expenses incurred during periods including and subsequent to the date of the acquisition of the Partnership assets, as well as expenses incurred by Anadarko on a historical basis related to the Partnership assets prior to the acquisition of such assets by the Partnership.
[6]	Represents general and administrative expense incurred during periods including and subsequent to the date of the Partnership’s acquisition of the Partnership assets, as well as a management services fee for reimbursement of expenses incurred by Anadarko for periods prior to the acquisition of the Partnership assets by the Partnership. These amounts include equity-based compensation expense allocated to the Partnership by Anadarko (see Anadarko Incentive Plans and Incentive Plan within this Note 5).
[7]	Represents interest expense recognized on the note payable to Anadarko (see Note 10) and interest imputed on the reimbursement payable to Anadarko for certain expenditures Anadarko incurred in 2011 related to the construction of the Brasada and Lancaster plants. During 2012, the Partnership repaid the note payable to Anadarko and the reimbursement payable to Anadarko related to the construction of the Brasada and Lancaster plants. See Note receivable from and amounts payable to Anadarko within this Note 5.

Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 419,981	[1]	$ 226,559	[1]
Accounts receivable, net	50,233	[1],[2]	90,328	[1],[2]
Other current assets	6,998	[1],[3]	7,186	[1],[3]
Total current assets	477,212	[1]	324,073	[1]
Note receivable - Anadarko	260,000	[1]	260,000	[1]
Plant, property and equipment
Cost	3,432,392	[1]	2,708,271	[1]
Less accumulated depreciation	714,436	[1]	587,119	[1]
Net property, plant and equipment	2,717,956	[1]	2,121,152	[1]
Goodwill	105,336	[1]	99,536	[1]
Other intangible assets	55,490	[1]	52,858	[1]
Equity investments	106,130	[1]	109,817	[1]
Other assets	27,798	[1]	24,143	[1]
Total assets	3,749,922	[1]	2,991,579	[1]
Current liabilities
Accounts and natural gas imbalance payables	25,154	[1],[4]	26,600	[1],[4]
Accrued ad valorem taxes	11,949	[1]	8,186	[1]
Income taxes payable	552	[1]	495	[1]
Accrued liabilities	147,651	[1],[5]	92,037	[1],[5]
Total current liabilities	185,306	[1]	127,318	[1]
Long-term debt Note payable - Anadarko	1,168,278		669,178
Deferred income taxes	47,153	[1]	123,544	[1]
Asset retirement obligations and other	68,749	[1]	67,370	[1]
Total long-term liabilities	1,284,180	[1]	860,092	[1]
Total liabilities	1,469,486	[1]	987,410	[1]
Equity and partners' capital
Common units (104,660,553 and 90,140,999 units issued and outstanding at December 31, 2012, and December 31, 2011, respectively)	1,957,066	[1]	1,495,253	[1]
General partner units (2,135,930 and 1,839,613 units issued and outstanding at December 31, 2012, and December 31, 2011, respectively)	52,752	[1]	31,729	[1]
Net investment by Anadarko	199,960	[1]	356,463	[1]
Total partners' capital	2,209,778	[1]	1,883,445	[1]
Noncontrolling interests	70,658	[1]	120,724	[1]
Total equity and partners' capital	2,280,436	[1]	2,004,169	[1]
Total liabilities, equity and partners' capital	3,749,922	[1]	2,991,579	[1]
Third Parties [Member]
Current liabilities
Long-term debt Note payable - Anadarko	1,168,278	[1]	494,178	[1]
Affiliated Entity Member
Current assets
Accounts receivable, net	19,100
Other current assets	400		500
Current liabilities
Accounts and natural gas imbalance payables	2,500		5,900
Accrued liabilities	100		300
Long-term debt Note payable - Anadarko			$ 175,000	[1]

[1]	Financial information has been recast to include the financial position and results attributable to the Non-Operated Marcellus Interest. See Note 2.
[2]	Accounts receivable, net includes amounts receivable from affiliates (as defined in Note 1) of $19.1 million and zero as of December 31, 2012 and 2011, respectively.
[3]	Other current assets includes natural gas imbalance receivables from affiliates of $0.4 million and $0.5 million as of December 31, 2012 and 2011, respectively.
[4]	Accounts and natural gas imbalance payables includes amounts payable to affiliates of $2.5 million and $5.9 million as of December 31, 2012 and 2011, respectively.
[5]	Accrued liabilities include amounts payable to affiliates of $0.1 million and $0.3 million as of December 31, 2012 and 2011, respectively.

Consolidated Balance Sheet (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
GP units issued	2,135,930		1,839,613
General partner units outstanding	2,135,930		1,839,613
Accounts receivable, net	$ 50,233	[1],[2]	$ 90,328	[1],[2]
Other current assets	6,998	[1],[3]	7,186	[1],[3]
Accounts and natural gas imbalance payables	25,154	[1],[4]	26,600	[1],[4]
Accrued liabilities	147,651	[1],[5]	92,037	[1],[5]
Affiliated Entity Member
Accounts receivable, net	19,100
Other current assets	400		500
Accounts and natural gas imbalance payables	2,500		5,900
Accrued liabilities	$ 100		$ 300
Common [Member]
Common units issued	104,660,553		90,140,999
Units outstanding	104,660,553		90,140,999

[1]	Financial information has been recast to include the financial position and results attributable to the Non-Operated Marcellus Interest. See Note 2.
[2]	Accounts receivable, net includes amounts receivable from affiliates (as defined in Note 1) of $19.1 million and zero as of December 31, 2012 and 2011, respectively.
[3]	Other current assets includes natural gas imbalance receivables from affiliates of $0.4 million and $0.5 million as of December 31, 2012 and 2011, respectively.
[4]	Accounts and natural gas imbalance payables includes amounts payable to affiliates of $2.5 million and $5.9 million as of December 31, 2012 and 2011, respectively.
[5]	Accrued liabilities include amounts payable to affiliates of $0.1 million and $0.3 million as of December 31, 2012 and 2011, respectively.

Consolidated Statement of Equity and Partners' Capital (USD $) In Thousands		Total		Chipeta Processing Limited Liability Company [Member]		Net Investment by Anadarko	Common [Member]	Common [Member] Chipeta Processing Limited Liability Company [Member]		Subordinated [Member]	General Partner Member	General Partner Member Chipeta Processing Limited Liability Company [Member]		Noncontrolling Interest Member	Noncontrolling Interest Member Chipeta Processing Limited Liability Company [Member]
Balance at Dec. 31, 2009	[1]	$ 1,627,818				$ 749,369	$ 497,230			$ 276,571	$ 13,726			$ 90,922
Net income		156,933	[1]			31,797	68,410			42,654	3,067			11,005
Issuance of common and general partner units, net of offering expenses		345,803					338,483				7,320
Contributions from noncontrolling interest owners		2,053												2,053
Distributions to noncontrolling interest owners		(13,222)												(13,222)
Distributions to unitholders		(94,194)					(55,108)			(36,885)	(2,201)
Acquisition from affiliates		(734,780)				(684,487)	(49,662)				(631)
Net pre-acquisition contributions from (distributions to) Anadarko		95,881				95,881
Net distributions of other assets to Anadarko	[1]	(7,827)
Elimination of net deferred tax liabilities		214,464				214,464
Contribution of other assets from Anadarko		10,715					10,500				215
Other		1,840				1,219	864			44	9			(296)
Balance at Dec. 31, 2010	[1]	1,613,311				408,243	810,717			282,384	21,505			90,462
Net income		206,861	[1]			52,599	110,542			21,018	8,599			14,103
Conversion of subordinated units to common units	[2]						272,222			(272,222)
Issuance of common and general partner units, net of offering expenses		335,317					328,345				6,972
Contributions from noncontrolling interest owners		33,637												33,637
Distributions to noncontrolling interest owners		(17,478)												(17,478)
Distributions to unitholders		(140,118)					(102,091)			(31,180)	(6,847)
Acquisition from affiliates		(25,000)				(92,666)	66,313				1,353
Contributions of equity-based compensation from Anadarko	[3]	9,666					9,472				194
Net pre-acquisition contributions from (distributions to) Anadarko		(33,785)				(33,785)
Elimination of net deferred tax liabilities		22,072				22,072
Other		(314)					(267)				(47)
Balance at Dec. 31, 2011	[1]	2,004,169				356,463	1,495,253				31,729			120,724
Net income		149,311	[1]			27,435	78,897				28,089			14,890
Issuance of common and general partner units, net of offering expenses		625,877					613,188				12,689
Contributions from noncontrolling interest owners		29,108												29,108
Distributions to noncontrolling interest owners		(17,303)												(17,303)
Distributions to unitholders		(197,850)					(175,639)				(22,211)
Acquisition from affiliates		(458,764)		(121,104)	[4]	(482,701)	23,458	(44,071)	[4]		479	162	[4]		(77,195)	[4]
Contributions of equity-based compensation from Anadarko	[3]	87,057					84,971				2,086
Net pre-acquisition contributions from (distributions to) Anadarko		85,662				192,259	(106,597)
Net distributions of other assets to Anadarko		(15,296)	[1]				(15,002)				(273)			(21)
Elimination of net deferred tax liabilities		106,504				106,504
Other		3,065					2,608				2			455
Balance at Dec. 31, 2012	[1]	$ 2,280,436				$ 199,960	$ 1,957,066				$ 52,752			$ 70,658

[1]	Financial information has been recast to include the financial position and results attributable to the Non-Operated Marcellus Interest. See Note 2.
[2]	All subordinated units were converted to common units on a one-for-one basis on August 15, 2011. See Note 4.
[3]	Associated with the Anadarko Incentive Plans for the year ended December 31, 2011, and associated with the Anadarko Incentive Plans and the Incentive Plan for the year ended December 31, 2012, as defined and described in Note 1 and Note 5.
[4]	See Note 2 for a description of the acquisition of Anadarko’s then remaining 24% membership interest in Chipeta in August 2012. The $43.9 million decrease to partners’ capital resulting from the August 2012 Chipeta acquisition together with net income attributable to Western Gas Partners, LP totaled $90.5 million for the year ended December 31, 2012.

Consolidated Statement of Equity and Partners' Capital (Parenthetical) (Partners' Captial, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Chipeta Processing Limited Liability Company [Member]
Acquisition from affiliates		$ 43,900,000
The decrease to partner's capital resulting from the August 2012 Chipeta acquisition together with net income attributable to Western Gas Partners, LP	$ 90,500,000

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Cash flows from operating activities
Net income	$ 149,311	[1]	$ 206,861	[1]	$ 156,933	[1]
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and impairments	120,608	[1]	113,133	[1]	91,129	[1]
Non-cash equity-based compensation expense	3,717	[1]	3,490	[1]	2,567	[1]
Deferred income taxes	30,113	[1]	16,580	[1]	9,539	[1]
Debt-related amortization and other items, net	2,319	[1]	3,110	[1]	1,705	[1]
Changes in assets and liabilities:
(Increase) decrease in accounts receivable, net	22,916	[1]	(44,725)	[1]	(15,039)	[1]
Increase (decrease) in accounts and natural gas imbalance payables and accrued liabilities, net	5,045	[1]	30,884	[1]	5,407	[1]
Change in other items, net	3,997	[1]	(16,495)	[1]	657	[1]
Net cash provided by operating activities	338,026	[1]	312,838	[1]	252,898	[1]
Cash flows from investing activities
Capital expenditures	(638,121)	[1]	(149,717)	[1]	(173,891)	[1]
Investments in equity affiliates	(862)	[1]	(93)	[1]	(310)	[1]
Net cash used in investing activities	(1,249,942)	[1]	(479,722)	[1]	(921,398)	[1]
Cash flows from financing activities
Borrowings, net of debt issuance costs	1,041,648	[1]	1,055,939	[1]	660,000	[1]
Repayments of debt	(549,000)	[1]	(869,000)	[1]	(361,000)	[1]
Increase (decrease) in outstanding checks	1,800	[1]	4,039	[1]	(4,805)	[1]
Revolving credit facility issuance costs					(12)	[1]
Proceeds from issuance of common and general partner units, net of offering expenses	625,877	[1]	335,317	[1]	345,803	[1]
Distributions to unitholders	(197,850)	[1]	(140,118)	[1]	(94,194)	[1]
Contributions from noncontrolling interest owners	29,108	[1]	33,637	[1]	2,053	[1]
Distributions to noncontrolling interest owners	(17,303)	[1]	(17,478)	[1]	(13,222)	[1]
Net contributions from Anadarko	171,058	[1]			90,967	[1]
Net distributions to Anadarko			(35,967)	[1]
Net cash provided by financing activities	1,105,338	[1]	366,369	[1]	625,590	[1]
Net increase (decrease) in cash and cash equivalents	193,422	[1]	199,485	[1]	(42,910)	[1]
Cash and cash equivalents at beginning of period	226,559	[1]	27,074	[1]	69,984	[1]
Cash and cash equivalents at end of period	419,981	[1]	226,559	[1]	27,074	[1]
Supplemental disclosures
Net distributions to Anadarko of other assets	15,296	[1]			7,827	[1]
Net contributions from Anadarko of other assets			(29)
Interest paid, net of capitalized interest	28,042	[1]	25,828	[1]	16,497	[1]
Taxes paid	495	[1]	190	[1]	507	[1]
Affiliated Entity Member
Cash flows from investing activities
Acquisitions	(611,719)	[1]	(28,837)	[1]	(734,780)	[1]
Proceeds	760	[1]	382	[1]	2,805	[1]
Third Parties [Member]
Cash flows from investing activities
Acquisitions			(301,957)	[1]	(18,047)	[1]
Proceeds			$ 500	[1]	$ 2,825	[1]

[1]	Financial information has been recast to include the financial position and results attributable to the Non-Operated Marcellus Interest. See Note 2.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Summary of Significant Accounting Policies

General. Western Gas Partners, LP is a growth-oriented Delaware master limited partnership formed by Anadarko Petroleum Corporation in 2007 to own, operate, acquire and develop midstream energy assets. The Partnership closed its initial public offering (“IPO”) to become publicly traded in 2008.

For purposes of these consolidated financial statements, the “Partnership” refers to Western Gas Partners, LP and its subsidiaries. The Partnership's general partner, Western Gas Holdings, LLC (the “general partner” or “GP”), is owned by Western Gas Equity Partners, LP (“WGP”), a Delaware master limited partnership formed by Anadarko Petroleum Corporation in September 2012 to own the Partnership's general partner, as well as a significant limited partner interest in the Partnership (see Western Gas Equity Partners, LP below, Note 4 and Note 5). Western Gas Equity Holdings, LLC is WGP's general partner and is a wholly owned subsidiary of Anadarko Petroleum Corporation. “Anadarko Petroleum Corporation” refers to Anadarko Petroleum Corporation excluding its subsidiaries and affiliates. “Anadarko” refers to Anadarko Petroleum Corporation and its consolidated subsidiaries, excluding the Partnership and the general partner, and “affiliates” refers to wholly owned and partially owned subsidiaries of Anadarko, excluding the Partnership, and includes the interests in Fort Union Gas Gathering, LLC (“Fort Union”), White Cliffs Pipeline, LLC (“White Cliffs”) and Rendezvous Gas Services, LLC (“Rendezvous”). “Equity investment throughput” refers to the Partnership's 14.81% share of Fort Union and 22% share of Rendezvous gross volumes.

The Partnership is engaged in the business of gathering, processing, compressing, treating and transporting natural gas, condensate, NGLs and crude oil for Anadarko, as well as third-party producers and customers. As of December 31, 2012, the Partnership owned and operated twelve natural gas gathering systems, seven natural gas treating facilities, seven natural gas processing facilities, two NGL pipelines, one interstate natural gas pipeline, and one intrastate natural gas pipeline. In addition, including the effect of the acquisition of the Non-Operated Marcellus Interest (see Note 2), the Partnership had interests in two non-operated natural gas gathering systems, one operated natural gas gathering system, and two operated natural gas processing facilities, with separate interests in Fort Union, White Cliffs and Rendezvous accounted for under the equity method. These assets are located in East and West Texas, the Rocky Mountains (Colorado, Utah and Wyoming), north-central Pennsylvania, and the Mid-Continent (Kansas and Oklahoma). The Partnership had facilities under construction in South Texas and Northeast Colorado at the end of 2012.

Western Gas Equity Partners, LP. WGP was formed to own three types of interests in the Partnership: (i) the 2.0% general partner interest through WGP's 100% ownership of the Partnership's general partner; (ii) all of the incentive distribution rights (“IDRs”) in the Partnership; and (iii) all of the limited partner interests in the Partnership held by Anadarko at the time of WGP's IPO. WGP has no independent operations or material assets other than its partnership interests in WES.

       In December 2012, WGP completed its IPO of 19,758,150 common units representing limited partner interests in WGP, including 2,577,150 common units issued in connection with the full exercise of the underwriters' over-allotment option, at a price of $22.00 per common unit. WGP used the net proceeds from the offering to purchase common and general partner units of the Partnership (see Note 4) resulting in aggregate proceeds to the Partnership of approximately $409.4 million, which will be used for general partnership purposes, including the funding of capital expenditures.

Basis of presentation. The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”), and certain amounts in prior periods have been reclassified to conform to the current presentation. The consolidated financial statements include the accounts of the Partnership and entities in which it holds a controlling financial interest. Investments in non-controlled entities over which the Partnership exercises significant influence are accounted for under the equity method. The Partnership proportionately consolidates its 33.75% share of the assets, liabilities, revenues and expenses attributable to the Non-Operated Marcellus Interest and its 50% share of the assets, liabilities, revenues and expenses attributable to the Newcastle system in the accompanying consolidated financial statements. All significant intercompany transactions have been eliminated. The information furnished herein reflects all normal recurring adjustments which are, in the opinion of management, necessary for a fair presentation of the consolidated financial statements.

In July 2009, the Partnership acquired a 51% interest in Chipeta Processing LLC (“Chipeta”) and became party to Chipeta's limited liability company agreement (the “Chipeta LLC agreement”). On August 1, 2012, the Partnership acquired Anadarko's then remaining 24% membership interest in Chipeta (the “additional Chipeta interest”). Prior to this transaction, the interests in Chipeta held by Anadarko and a third-party member were reflected as noncontrolling interests in the consolidated financial statements. The acquisition of Anadarko's then remaining 24% interest was accounted for on a prospective basis as the Partnership acquired an additional interest in an already-consolidated entity. As such, effective August 1, 2012, the Partnership's noncontrolling interest excludes the financial results and operations of the additional Chipeta interest. The remaining 25% membership interest held by the third-party member is reflected as noncontrolling interests in the consolidated financial statements for all periods presented. See Note 2.

Presentation of Partnership assets. References to the “Partnership assets” refer collectively to the assets owned by the Partnership as of December 31, 2012. Because Anadarko controls the Partnership through its control of WGP, which owns the Partnership's general partner, each of the Partnership's acquisitions of assets from Anadarko has been considered a transfer of net assets between entities under common control. As such, the Partnership assets acquired from Anadarko were initially recorded at Anadarko's historic carrying value, which did not correlate to the total acquisition price paid by the Partnership. Further, after an acquisition of assets from Anadarko, the Partnership may be required to recast its financial statements to include the activities of such assets as of the date of common control. See Note 2.

For those periods requiring recast, the consolidated financial statements for periods prior to the Partnership's acquisition of Partnership assets from Anadarko, including the Non-Operated Marcellus Interest, have been prepared from Anadarko's historical cost-basis accounts and may not necessarily be indicative of the actual results of operations that would have occurred if the Partnership had owned the assets during the periods reported. Net income attributable to the Partnership assets for periods prior to the Partnership's acquisition of such assets is not allocated to the limited partners for purposes of calculating net income per common or subordinated unit.

Use of estimates. In preparing financial statements in accordance with GAAP, management makes informed judgments and estimates that affect the reported amounts of assets, liabilities, revenues, and expenses. Management evaluates its estimates and related assumptions regularly, using historical experience and other methods considered reasonable under the particular circumstances. Changes in facts and circumstances or additional information may result in revised estimates and actual results may differ from these estimates. Effects on the business, financial position and results of operations resulting from revisions to estimates are recognized when the facts that give rise to the revision become known.

Fair value. The fair-value-measurement standard defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The standard characterizes inputs used in determining fair value according to a hierarchy that prioritizes those inputs based upon the degree to which they are observable. The three levels of the fair value hierarchy are as follows:

Level 1 – Inputs represent quoted prices in active markets for identical assets or liabilities.

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly (for example, quoted market prices for similar assets or liabilities in active markets or quoted market prices for identical assets or liabilities in markets not considered to be active, inputs other than quoted prices that are observable for the asset or liability, or market-corroborated inputs).

Level 3 – Inputs that are not observable from objective sources, such as management's internally developed assumptions used in pricing an asset or liability (for example, an estimate of future cash flows used in management's internally developed present value of future cash flows model that underlies the fair value measurement).

Nonfinancial assets and liabilities initially measured at fair value include certain assets and liabilities acquired in a third-party business combination, assets and liabilities exchanged in non-monetary transactions, long-lived assets (asset groups), goodwill and other intangibles, initial recognition of asset retirement obligations, and initial recognition of environmental obligations assumed in a third-party acquisition. Impairment analyses for long-lived assets, goodwill and other intangibles, and the initial recognition of asset retirement obligations and environmental obligations use Level 3 inputs. When the Partnership is required to measure fair value and there is not a market-observable price for the asset or liability or a market-observable price for a similar asset or liability, the Partnership utilizes the cost, income, or market valuation approach depending on the quality of information available to support management's assumptions.

The fair value of debt reflects any premium or discount for the difference between the stated interest rate and the quarter-end market interest rate, and is based on quoted market prices for identical instruments, if available, or based on valuations of similar debt instruments. See Note 10.

The carrying amounts of cash and cash equivalents, accounts receivable and accounts payable reported on the consolidated balance sheets approximate fair value due to the short-term nature of these items.

Cash equivalents. The Partnership considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.

Bad-debt reserve. The Partnership's revenues are primarily from Anadarko, for which no credit limit is maintained. The Partnership analyzes its exposure to bad debts on a customer-by-customer basis for its third-party accounts receivable and may establish credit limits for significant third-party customers. As of December 31, 2012, there was no reserve for bad debts. The third-party accounts receivable balance at December 31, 2011, was net of the associated bad-debt reserve of $17,000.

Natural gas imbalances. The consolidated balance sheets include natural gas imbalance receivables and payables resulting from differences in gas volumes received into the Partnership's systems and gas volumes delivered by the Partnership to customers' pipelines. Natural gas volumes owed to or by the Partnership that are subject to monthly cash settlement are valued according to the terms of the contract as of the balance sheet dates, and reflect market index prices. Other natural gas volumes owed to or by the Partnership are valued at the Partnership's weighted average cost of natural gas as of the balance sheet dates and are settled in-kind. As of December 31, 2012, natural gas imbalance receivables and payables were approximately $1.7 million and $3.1 million, respectively. As of December 31, 2011, natural gas imbalance receivables and payables were approximately $2.3 million and $3.1 million, respectively. Changes in natural gas imbalances are reported in equity income and other, net for imbalance receivables or in cost of product for imbalance payables.

Inventory. The cost of NGLs inventories is determined by the weighted average cost method on a location-by-location basis. Inventory is stated at the lower of weighted-average cost or market value and is reported in other current assets in the consolidated balance sheets.

Property, plant and equipment. Property, plant and equipment are generally stated at the lower of historical cost less accumulated depreciation or fair value, if impaired. Because acquisitions of assets from Anadarko are transfers of net assets between entities under common control, the assets acquired from Anadarko are initially recorded at Anadarko's historic carrying value. The difference between the carrying value of net assets acquired from Anadarko and the consideration paid is recorded as an adjustment to partners' capital.

Assets acquired in a business combination or non-monetary exchange with a third party are initially recorded at fair value. All construction-related direct labor and material costs are capitalized. The cost of renewals and betterments that extend the useful life of property, plant and equipment is also capitalized. The cost of repairs, replacements and major maintenance projects that do not extend the useful life or increase the expected output of property, plant and equipment is expensed as incurred.

Depreciation is computed using the straight-line method based on estimated useful lives and salvage values of assets. However, subsequent events could cause a change in estimates, thereby impacting future depreciation amounts. Uncertainties that may impact these estimates include, but are not limited to, changes in laws and regulations relating to environmental matters, including air and water quality, restoration and abandonment requirements, economic conditions, and supply and demand in the area.

Management evaluates the ability to recover the carrying amount of its long-lived assets to determine whether its long-lived assets have been impaired. Impairments exist when the carrying amount of an asset exceeds estimates of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. When alternative courses of action to recover the carrying amount of a long-lived asset are under consideration, estimates of future undiscounted cash flows take into account possible outcomes and probabilities of their occurrence. If the carrying amount of the long-lived asset is not recoverable based on the estimated future undiscounted cash flows, the impairment loss is measured as the excess of the asset's carrying amount over its estimated fair value, such that the asset's carrying amount is adjusted to its estimated fair value with an offsetting charge to impairment expense. Refer to Note 7 for a description of impairments recorded during the years ended December 31, 2012, 2011 and 2010.

Capitalized interest. Interest is capitalized as part of the historical cost of constructing assets for significant projects that are in progress. Capitalized interest is determined by multiplying the Partnership's weighted-average borrowing cost on debt by the average amount of qualifying costs incurred. Once the construction of an asset subject to interest capitalization is completed and the asset is placed in service, the associated capitalized interest is expensed through depreciation or impairment, together with other capitalized costs related to that asset.

Goodwill. Goodwill represents the allocated portion of Anadarko's midstream goodwill attributed to the assets the Partnership has acquired from Anadarko. The carrying value of Anadarko's midstream goodwill represents the excess of the purchase price of a third-party entity over the estimated fair value of the identifiable assets acquired and liabilities assumed by Anadarko. Accordingly, the Partnership's goodwill balance does not represent, and in some cases is significantly different from, the difference between the consideration the Partnership paid for its acquisitions from Anadarko and the fair value of the net assets on the acquisition date. During 2011, the carrying amount of goodwill increased from $82.1 million to $99.5 million, due to the acquisition of the Non-Operated Marcellus Interest. The carrying amount of goodwill is not deductible for tax purposes. During 2012, the carrying amount of goodwill increased from $99.5 million to $105.3 million, attributable to allocated goodwill related to the acquisition of the additional 24% interest in Chipeta (see Note 2), none of which is deductible for tax purposes.

The Partnership evaluates goodwill for impairment annually, as of October 1, or more often as facts and circumstances warrant. The Partnership has allocated goodwill on its two reporting units: (i) gathering and processing and (ii) transportation. For years 2011 and prior, the first step in the goodwill impairment test was to compare the fair value of each reporting unit to which goodwill had been assigned to the carrying amount of net assets, including goodwill, of the respective reporting unit. For years 2012 and forward, an initial qualitative assessment may be performed prior to proceeding to the first step performed in previous years (described above). If the Partnership concludes, based on qualitative factors, that it is more likely than not that the fair value of the reporting unit exceeds its carrying amount, then goodwill is not impaired, and estimating the fair value of the reporting unit is not necessary. If the carrying amount of the reporting unit exceeds its fair value, goodwill is written down to its implied fair value through a charge to operating expense based on a hypothetical purchase price allocation. The carrying value of goodwill after such an impairment would represent a Level 3 fair value measurement. Estimating the fair value of the Partnership's reporting units was not necessary based on the evaluation as of October 1, 2012, and no goodwill impairment has been recognized in these consolidated financial statements.

Other intangible assets. The intangible asset balance in the consolidated balance sheets includes the fair value, net of amortization, related to the contracts assumed by the Partnership in connection with the Platte Valley acquisition in February 2011, which dedicate certain customers' field production to the acquired gathering and processing system. These long-term contracts provide an extended commercial relationship with the existing customers whereby the Partnership will have the opportunity to gather and process future production from the customers' acreage. These contracts are generally limited, however, by the quantity and production life of the underlying natural gas resource base. Customer contract intangible assets are amortized on a straight-line basis over 50 years, which is the estimated productive life of the reserves covered by the underlying acreage ultimately expected to be produced and gathered or processed through the Partnership's assets subject to current contractual arrangements.

In November 2012, Chipeta entered into interconnect agreements with a third party, whereby the third party will construct, own and operate an inlet interconnect to the Chipeta plant and a redelivery interconnect from the Chipeta plant. Chipeta will pay the third party $3.7 million and will be granted access rights to the third-party infrastructure, thereby providing the Partnership with the ability to enter into processing agreements with additional third-party producers. The Partnership's intangible asset balance as of December 31, 2012, includes this payment, which will be amortized on a straight-line basis over the 10-year life of the agreements.

The Partnership assesses intangible assets for impairment together with related underlying long-lived assets whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. See Property, plant and equipment within this Note 1 for further discussion of management's process to evaluate potential impairment of long-lived assets. No intangible asset impairment has been recognized in these consolidated financial statements. As of December 31, 2012, the carrying value of the Partnership's intangible assets was $55.5 million, net of $2.0 million of accumulated amortization. The Partnership estimates that it will record $1.4 million of intangible asset amortization for each of the next five years. As of December 31, 2011, the carrying value of the Partnership's intangible assets was $52.9 million, net of $0.9 million of accumulated amortization.

Equity-method investments. The following table presents the activity in the Partnership's investments in equity of Fort Union, White Cliffs and Rendezvous:

	Equity Investments
thousands	Fort Union (1)	White Cliffs (2)	Rendezvous (3)
Balance at December 31, 2010	$21,428	$18,978	$74,056
Investment earnings, net of amortization	6,067	4,023	1,171
Contributions	—	93	—
Distributions	(5,227)	(5,384)	(5,388)
Balance at December 31, 2011	$22,268	$17,710	$69,839
Investment earnings, net of amortization	6,383	7,871	1,857
Contributions	—	862	—
Distributions	(5,198)	(8,876)	(6,586)
Balance at December 31, 2012	$23,453	$17,567	$65,110

____________________________________________________________

(1)       The Partnership has a 14.81% interest in Fort Union, a joint venture which owns a gathering pipeline and treating facilities in the Powder River Basin. Anadarko is the construction manager and physical operator of the Fort Union facilities. Certain business decisions, including, but not limited to, decisions with respect to significant expenditures or contractual commitments, annual budgets, material financings, dispositions of assets or amending the owners' firm gathering agreements, require 65% or unanimous approval of the owners.

(2)       The Partnership has a 10% interest in White Cliffs, a limited liability company which owns a crude oil pipeline that originates in Platteville, Colorado and terminates in Cushing, Oklahoma. The third-party majority owner is the manager of the White Cliffs operations. Certain business decisions, including, but not limited to, approval of annual budgets and decisions with respect to significant expenditures, contractual commitments, acquisitions, material financings, dispositions of assets or admitting new members, require more than 75% approval of the members.

(3)       The Partnership has a 22% interest in Rendezvous, a limited liability company that operates gas gathering facilities in Southwestern Wyoming. Certain business decisions, including, but not limited to, decisions with respect to significant expenditures or contractual commitments, annual budgets, material financings, dispositions of assets or amending the members' gas servicing agreements, require unanimous approval of the members.

The investment balance at December 31, 2012, includes $2.6 million and $45.9 million for the purchase price allocated to the investment in Fort Union and Rendezvous, respectively, in excess of the historic cost basis of Western Gas Resources, Inc. (the entity that previously owned the interests in Fort Union and Rendezvous, which Anadarko acquired in August 2006). This excess balance is attributable to the difference between the fair value and book value of such gathering and treating facilities (at the time Western Gas Resources, Inc. was acquired by Anadarko) and is being amortized over the remaining estimated useful life of those facilities.

The investment balance in White Cliffs at December 31, 2012, is $9.8 million less than the Partnership's underlying equity in White Cliffs' net assets as of December 31, 2012, primarily due to the Partnership recording the acquisition of its initial 0.4% interest in White Cliffs at Anadarko's historic carrying value. This difference is being amortized to equity income over the remaining estimated useful life of the White Cliffs pipeline.

Management evaluates its equity-method investments for impairment whenever events or changes in circumstances indicate that the carrying value of such investments may have experienced a decline in value that is other than temporary. When evidence of loss in value has occurred, management compares the estimated fair value of the investment to the carrying value of the investment to determine whether the investment has been impaired. Management assesses the fair value of equity-method investments using commonly accepted techniques, and may use more than one method, including, but not limited to, recent third-party comparable sales and discounted cash flow models. If the estimated fair value is less than the carrying value, the excess of the carrying value over the estimated fair value is recognized as an impairment loss.

Asset retirement obligations. Management recognizes a liability based on the estimated costs of retiring tangible long-lived assets. The liability is recognized at fair value, measured using discounted expected future cash outflows for the asset retirement obligation when the obligation originates, which generally is when an asset is acquired or constructed. The carrying amount of the associated asset is increased commensurate with the liability recognized. Over time, the discounted liability is adjusted to its expected settlement value through accretion expense, which is reported within depreciation, amortization and impairments in the consolidated statements of income. Subsequent to the initial recognition, the liability is also adjusted for any changes in the expected value of the retirement obligation (with a corresponding adjustment to property, plant and equipment) until the obligation is settled. Revisions in estimated asset retirement obligations may result from changes in estimated inflation rates, discount rates, asset retirement costs and the estimated timing of settling asset retirement obligations. See Note 9.

Environmental expenditures. The Partnership expenses environmental obligations related to conditions caused by past operations that do not generate current or future revenues. Environmental obligations related to operations that generate current or future revenues are expensed or capitalized, as appropriate. Liabilities are recorded when the necessity for environmental remediation or other potential environmental liabilities becomes probable and the costs can be reasonably estimated. Accruals for estimated losses from environmental remediation obligations are recognized no later than at the time of the completion of the remediation feasibility study. These accruals are adjusted as additional information becomes available or as circumstances change. Costs of future expenditures for environmental-remediation obligations are not discounted to their present value. See Note 11.

Segments. The Partnership's operations are organized into a single operating segment, the assets of which gather, process, compress, treat and transport Anadarko and third-party natural gas, condensate, NGLs and crude oil in the United States.

Revenues and cost of product. Under its fee-based gathering, treating and processing arrangements, the Partnership is paid a fixed fee based on the volume and thermal content of natural gas and recognizes revenues for its services in the month such services are performed. Producers' wells are connected to the Partnership's gathering systems for delivery of natural gas to the Partnership's processing or treating plants, where the natural gas is processed to extract NGLs and condensate or treated in order to satisfy pipeline specifications. In some areas, where no processing is required, the producers' gas is gathered and delivered to pipelines for market delivery. Under cost-of-service gathering agreements, the Partnership earns fees for gathering and compression services based on rates calculated in a cost-of-service model and reviewed periodically over the life of the agreements. Under percent-of-proceeds contracts, revenue is recognized when the natural gas, NGLs or condensate are sold. The percentage of the product sale paid to the producer is recorded as a related cost of product expense.

The Partnership purchases natural gas volumes at the wellhead for gathering and processing. As a result, the Partnership has volumes of NGLs and condensate to sell and volumes of residue to either sell, to use for system fuel or to satisfy keep-whole obligations. In addition, depending upon specific contract terms, condensate and NGLs recovered during gathering and processing are either returned to the producer or retained and sold. Under keep-whole contracts, when condensate or NGLs are retained and sold, producers are kept whole for the condensate or NGL volumes through the receipt of a thermally equivalent volume of residue. The keep-whole contract conveys an economic benefit to the Partnership when the combined value of the individual NGLs is greater in the form of liquids than as a component of the natural gas stream; however, the Partnership is adversely impacted when the value of the NGLs is lower than the value of the natural gas stream including the liquids. The Partnership has commodity price swap agreements with Anadarko to mitigate exposure to commodity price uncertainty that would otherwise be present as a result of the purchase and sale of natural gas, condensate or NGLs. See Note 5. Revenue is recognized from the sale of condensate and NGLs upon transfer of title and related purchases are recorded as cost of product.

The Partnership earns transportation revenues through firm contracts that obligate each of its customers to pay a monthly reservation or demand charge regardless of the pipeline capacity used by that customer. An additional commodity usage fee is charged to the customer based on the actual volume of natural gas transported. Transportation revenues are also generated from interruptible contracts pursuant to which a fee is charged to the customer based on volumes transported through the pipeline. Revenues for transportation of natural gas and NGLs are recognized over the period of firm transportation contracts or, in the case of usage fees and interruptible contracts, when the volumes are received into the pipeline. From time to time, certain revenues may be subject to refund pending the outcome of rate matters before the Federal Energy Regulatory Commission (the “FERC”) and reserves are established where appropriate.

Proceeds from the sale of residue, NGLs and condensate are reported as revenues from natural gas, natural gas liquids and condensate in the consolidated statements of income. Revenues attributable to the fixed-fee component of gathering and processing contracts as well as demand charges and commodity usage fees on transportation contracts are reported as revenues from gathering, processing and transportation of natural gas and natural gas liquids in the consolidated statements of income.

Equity-based compensation. Phantom unit awards are granted under the Western Gas Partners, LP 2008 Long-Term Incentive Plan (the “LTIP”). The LTIP was adopted by the general partner of the Partnership and permits the issuance of up to 2,250,000 units, of which 2,144,947 units remain available for future issuance as of December 31, 2012. Upon vesting of each phantom unit, the holder will receive common units of the Partnership or, at the discretion of the general partner's board of directors, cash in an amount equal to the market value of common units of the Partnership on the vesting date. Equity-based compensation expense attributable to grants made under the LTIP impact the Partnership's cash flows from operating activities only to the extent cash payments are made to a participant in lieu of issuance of common units to the participant. The Partnership amortizes stock-based compensation expense attributable to awards granted under the LTIP over the vesting periods applicable to the awards.

Additionally, the Partnership's general and administrative expenses include equity-based compensation costs allocated by Anadarko to the Partnership for grants made pursuant to (i) the Western Gas Holdings, LLC Equity Incentive Plan, as amended and restated (the “Incentive Plan”) and (ii) the Anadarko Petroleum Corporation 1999 Stock Incentive Plan and the Anadarko Petroleum Corporation 2008 and 2012 Omnibus Incentive Compensation Plans (Anadarko's plans are referred to collectively as the “Anadarko Incentive Plans”). Equity-based compensation granted under the Anadarko Incentive Plans does not impact the Partnership's cash flows from operating activities and is recorded as an adjustment to partners' capital in the consolidated financial statements at the time of contribution. Grants made under equity-based compensation plans result in equity-based compensation expense, which is determined by reference to the fair value of equity compensation. For equity-based awards ultimately settled through the issuance of units or stock, the fair value is measured as of the date of the relevant equity grant. See Note 5.

Income taxes. The Partnership generally is not subject to federal income tax or state income tax other than Texas margin tax on the portion of its income that is apportionable to Texas. Deferred state income taxes are recorded on temporary differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases. The Partnership routinely assesses the realizability of its deferred tax assets. If the Partnership concludes that it is more likely than not that some of the deferred tax assets will not be realized, the tax asset is reduced by a valuation allowance. Federal and state current and deferred income tax expense was recorded on the Partnership assets prior to the Partnership's acquisition of these assets from Anadarko.

For periods including and subsequent to the Partnership's acquisition of the Partnership assets, the Partnership makes payments to Anadarko pursuant to the tax sharing agreement entered into between Anadarko and the Partnership for its estimated share of taxes from all forms of taxation, excluding taxes imposed by the United States, that are included in any combined or consolidated returns filed by Anadarko. The aggregate difference in the basis of the Partnership's assets for financial and tax reporting purposes cannot be readily determined as the Partnership does not have access to information about each partner's tax attributes in the Partnership.

The accounting standard for uncertain tax positions defines the criteria an individual tax position must satisfy for any part of the benefit of that position to be recognized in the financial statements. The Partnership had no material uncertain tax positions at December 31, 2012 or 2011.

With respect to assets acquired from Anadarko, the Partnership recorded Anadarko's historic current and deferred income taxes for the periods prior to the Partnership's ownership of the assets. For periods subsequent to the Partnership's acquisition, the Partnership is not subject to tax except for the Texas margin tax and accordingly, does not record current and deferred federal income taxes related to the assets acquired from Anadarko.

Net income per common unit. The Partnership applies the two-class method in determining net income per unit applicable to master limited partnerships having multiple classes of securities including common units, general partner units and IDRs of the general partner. Under the two-class method, net income per unit is calculated as if all of the earnings for the period were distributed pursuant to the terms of the relevant contractual arrangement. The accounting guidance provides the methodology for and circumstances under which undistributed earnings are allocated to the general partner, limited partners and IDR holders. For the Partnership, earnings per unit is calculated based on the assumption that the Partnership distributes to its unitholders an amount of cash equal to the net income of the Partnership, notwithstanding the general partner's ultimate discretion over the amount of cash to be distributed for the period, the existence of other legal or contractual limitations that would prevent distributions of all of the net income for the period or any other economic or practical limitation on the ability to make a full distribution of all of the net income for the period.

The Partnership's net income for periods including and subsequent to the Partnership's acquisitions of the Partnership assets is allocated to the general partner and the limited partners, including any subordinated unitholders, in accordance with their respective ownership percentages and, when applicable, giving effect to incentive distributions allocable to the general partner. The Partnership's net income allocable to the limited partners is allocated between the common and subordinated unitholders by applying the provisions of the partnership agreement that govern actual cash distributions as if all earnings for the period had been distributed. Specifically, net income equal to the amount of available cash (as defined by the partnership agreement) is allocated to the general partner, common unitholders and subordinated unitholders consistent with actual cash distributions, including incentive distributions allocable to the general partner. Undistributed earnings (net income in excess of distributions) or undistributed losses (available cash in excess of net income) are then allocated to the general partner, common unitholders and subordinated unitholders in accordance with their respective ownership percentages during each period. See Note 4.

Other assets. For the years ended December 31, 2012 and 2011, other assets on the consolidated balance sheets include $0.4 million and $0.7 million, respectively, for a receivable recognized in conjunction with the capital lease component of a processing agreement assumed in connection with the acquisition of Mountain Gas Resources, LLC (“MGR”). See Note 2. The agreement, in which WES is the lessor, extends through November 2014. Other assets also includes $4.6 million related to the unguaranteed residual value of the processing plant included in the processing agreement, based on a measurement of fair value estimated when the plant was acquired by Anadarko in 2006. Interest income related to the capital lease is recorded to other income (expense), net on the consolidated statements of income.

Accounts Payable. Included in accounts payable at December 31, 2012 and 2011, are liabilities of $11.6 million and $9.8 million, respectively, representing the amount by which checks issued, but not presented to the Partnership's banks for collection, exceed balances in applicable bank accounts.

Acquisitions	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Acquisitions

The following table presents the acquisitions completed by the Partnership during the years ended December 31, 2012, 2011 and 2010, and identifies the funding sources for such acquisitions:

thousands except unit and	Acquisition	Percentage		Cash	Common	GP Units
percent amounts	Date	Acquired	Borrowings	On Hand	Units Issued	Issued
Granger (1)	01/29/10	100%	$210,000	$31,680	620,689	12,667
Wattenberg (2)	08/02/10	100%	450,000	23,100	1,048,196	21,392
White Cliffs (3)	09/28/10	10%	—	38,047	—	—
Platte Valley (4)	02/28/11	100%	303,000	602	—	—
Bison (5)	07/08/11	100%	—	25,000	2,950,284	60,210
MGR (6)	01/13/12	100%	299,000	159,587	632,783	12,914
Chipeta (7)	08/01/12	24%	—	128,250	151,235	3,086

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(1)       The assets acquired from Anadarko include (i) the Granger gathering system with related compressors and other facilities, and (ii) the Granger complex, consisting of cryogenic trains, a refrigeration train, an NGLs fractionation facility and ancillary equipment. These assets, located in southwestern Wyoming, are referred to collectively as the “Granger assets” and the acquisition as the “Granger acquisition.”

(2)       The assets acquired from Anadarko include the Wattenberg gathering system and related facilities, including the Fort Lupton processing plant. These assets, located in the Denver-Julesburg Basin, north and east of Denver, Colorado, are referred to collectively as the “Wattenberg assets” and the acquisition as the “Wattenberg acquisition.”

(3)       White Cliffs owns a crude oil pipeline that originates in Platteville, Colorado and terminates in Cushing, Oklahoma. The Partnership's acquisition of the 0.4% interest in White Cliffs and related purchase option from Anadarko, combined with the acquisition of an additional 9.6% interest in White Cliffs from a third party, are referred to collectively as the “White Cliffs acquisition.” The Partnership's interest in White Cliffs is referred to as the “White Cliffs investment.”

(4)       The assets acquired from a third party include (i) a natural gas gathering system and related compression and other ancillary equipment, and (ii) cryogenic gas processing facilities. These assets, located in the Denver-Julesburg Basin, are referred to collectively as the “Platte Valley assets” and the acquisition as the “Platte Valley acquisition.”

(5)       The Bison gas treating facility acquired from Anadarko is located in the Powder River Basin in northeastern Wyoming and includes (i) three amine treating units, (ii) compressor units, and (iii) generators. These assets are referred to collectively as the “Bison assets” and the acquisition as the “Bison acquisition.” The Bison assets are the only treating and delivery point into the third-party-owned Bison pipeline. The Bison assets were placed in service in June 2010.

(6)       The assets acquired from Anadarko consist of (i) the Red Desert complex, which is located in the greater Green River Basin in southwestern Wyoming, and includes the Patrick Draw processing plant, the Red Desert processing plant, gathering lines, and related facilities, (ii) a 22% interest in Rendezvous, which owns a gathering system serving the Jonah and Pinedale Anticline fields in southwestern Wyoming, and (iii) certain additional midstream assets and equipment. These assets are collectively referred to as the “MGR assets” and the acquisition as the “MGR acquisition.”

(7)       The Partnership acquired Anadarko's then remaining 24% membership interest in Chipeta (as described in Note 1), with the Partnership receiving distributions related to the additional interest beginning July 1, 2012. This transaction brought the Partnership's total membership interest in Chipeta to 75%. The remaining 25% membership interest in Chipeta held by a third-party member is reflected as noncontrolling interests in the consolidated financial statements for all periods presented.

Non-Operated Marcellus Interest acquisition. On March 1, 2013, the Partnership acquired a 33.75% interest in both the Liberty and Rome gas gathering systems from Anadarko Marcellus Midstream, L.L.C. (“AMM”), a wholly owned subsidiary of Anadarko. The interest acquired is referred to as the “Non-Operated Marcellus Interest” and the acquisition as the “Non-Operated Marcellus Interest acquisition.” Consideration paid includes $465.5 million in cash and 449,129 common units of the Partnership. The Partnership funded the cash consideration through $250.0 million in borrowings under its revolving credit facility and $215.5 million of cash on hand.

Anadarko and a third party entered into a 50/50 Joint Exploration Agreement, dated September 1, 2006, covering counties in north-central Pennsylvania within an Area of Mutual Interest that the parties designated as “Area A.” Initial construction of the midstream assets within Area A began in May 2008, and in December 2011, following various sales of interests, AMM and three third-party owners (the “system owners”) entered into a Construction, Ownership and Operation agreement (the “COO Agreement”) to jointly own and develop the midstream assets in Area A (the “AMI Assets”). As of December 31, 2012, four parties, including AMM, were owners of the AMI Assets.

The AMI Assets consist of the Liberty Gas Gathering System (the “Liberty GGS”) and the Rome Gas Gathering System (the “Rome GGS”). Both systems gather gas from the third-party system owners, Anadarko, and other third parties producing in the area.

The gas gathering agreements for the AMI Assets provide for gathering and compression rates (either fixed or based on a cost-of-service model, depending on the agreement) and have various expiration dates through 2027. The gathering and compression rates for the anchor shippers (as defined in the COO Agreement) are based on a cost-of-service model, which is reviewed on an annual basis, and the gathering fee is adjusted accordingly.

Due to Anadarko's control of the Partnership through its ownership and control of WGP, the acquisition of the Non-Operated Marcellus Interest is considered a transfer of net assets under common control. As such, the Partnership's historical financial statements previously filed with the SEC have been recast in this Current Report on Form 8-K to include the results attributable to the Non-Operated Marcellus Interest as of May 2008, when construction began on the Liberty GGS and Rome GGS. The consolidated financial statements for periods prior to the Partnership's acquisition of the Partnership assets from Anadarko have been prepared from Anadarko's historical cost-basis accounts and may not necessarily be indicative of the actual results of operations that would have occurred if the Partnership had owned the Non-Operated Marcellus Interest during the periods reported.

The following tables present the impact to the historical consolidated statements of income attributable to the Non-Operated Marcellus Interest:

	Year Ended December 31, 2012
	Partnership	Non-Operated
thousands	Historical	Marcellus Interest	Combined
Revenues	$849,440	$61,147	$910,587
Net income	121,876	27,435	149,311

	Year Ended December 31, 2011
	Partnership	Non-Operated
thousands	Historical	Marcellus Interest	Combined
Revenues	$823,265	$46,140	$869,405
Net income	188,346	18,515	206,861

	Year Ended December 31, 2010
	Partnership	Non-Operated
thousands	Historical	Marcellus Interest	Combined
Revenues	$663,274	$-	$663,274
Net income (loss)	157,197	(264)	156,933

Partnership Distributions	12 Months Ended
Dec. 31, 2012
Distributions Made to Members or Limited Partners [Abstract]
Partnership Distributions

The partnership agreement of Western Gas Partners, LP requires the Partnership to distribute all of its available cash (as defined in the partnership agreement) to unitholders of record on the applicable record date within 45 days of the end of each quarter. The Partnership declared the following cash distributions to its unitholders for the periods presented:

	Total Quarterly
thousands except per-unit amounts	Distribution	Total Cash	Date of
Quarters Ended	per Unit	Distribution	Distribution
2010
March 31	$0.340	$22,042	May 2010
June 30	$0.350	$24,378	August 2010
September 30	$0.370	$26,381	November 2010
December 31	$0.380	$30,564	February 2011
2011
March 31	$0.390	$33,168	May 2011
June 30	$0.405	$36,063	August 2011
September 30	$0.420	$40,323	November 2011
December 31	$0.440	$43,027	February 2012
2012
March 31	$0.460	$46,053	May 2012
June 30	$0.480	$52,425	August 2012
September 30	$0.500	$56,346	November 2012
December 31 (1)	$0.520	$65,657	February 2013

___________________________________________________________________

(1)       On January 21, 2013, the board of directors of the Partnership's general partner declared a cash distribution to the Partnership's unitholders of $0.52 per unit, or $65.7 million in aggregate, including incentive distributions. The cash distribution was paid on February 12, 2013, to unitholders of record at the close of business on February 1, 2013.

Available cash. The amount of available cash (as defined in the partnership agreement) generally is all cash on hand at the end of the quarter, plus, at the discretion of the general partner, working capital borrowings made subsequent to the end of such quarter, less the amount of cash reserves established by the Partnership's general partner to provide for the proper conduct of the Partnership's business, including reserves to fund future capital expenditures; to comply with applicable laws, debt instruments or other agreements (such as the Chipeta LLC agreement); or to provide funds for distributions to its unitholders and to its general partner for any one or more of the next four quarters. Working capital borrowings generally include borrowings made under a credit facility or similar financing arrangement. It is intended that working capital borrowings be repaid within 12 months. In all cases, working capital borrowings are used solely for working capital purposes or to fund distributions to partners.

General partner interest and incentive distribution rights. The general partner is currently entitled to 2.0% of all quarterly distributions that the Partnership makes prior to its liquidation. The Partnership's general partner is entitled to incentive distributions if the amount the Partnership distributes with respect to any quarter exceeds specified target levels shown below:

			Marginal Percentage
	Total Quarterly Distribution		Interest in Distributions
	Target Amount		Unitholders	General Partner

Minimum quarterly distribution		$0.300	98.0%	2.0%
First target distribution	up to	$0.345	98.0%	2.0%
Second target distribution	above $ 0.345 up to	$0.375	85.0%	15.0%
Third target distribution	above $ 0.375 up to	$0.450	75.0%	25.0%
Thereafter	above	$0.450	50.0%	50.0%

The table above assumes that the Partnership's general partner maintains its 2.0% general partner interest, that there are no arrearages on common units and the general partner continues to own the IDRs. The maximum distribution sharing percentage of 50.0% includes distributions paid to the general partner on its 2.0% general partner interest and does not include any distributions that the general partner may receive on common units that it owns or may acquire.

Equity and Partners' Capital	12 Months Ended
Dec. 31, 2012
Partners Capital Notes Abstract
Equity and Partners' Capital

Equity offerings. The Partnership completed the following public offerings of its common units during 2010, 2011 and 2012:

				Underwriting
				Discount and
thousands except unit	Common	GP Units	Price Per	Other Offering	Net
and per-unit amounts	Units Issued (2)	Issued (3)	Unit	Expenses	Proceeds
May 2010 equity offering (1)	4,558,700	93,035	$22.25	$4,427	$99,074
November 2010 equity offering	8,415,000	171,734	29.92	10,325	246,729
March 2011 equity offering	3,852,813	78,629	35.15	5,621	132,569
September 2011 equity offering	5,750,000	117,347	35.86	7,655	202,748
June 2012 equity offering	5,000,000	102,041	43.88	7,468	216,409

____________________________________________________________

(1)       Refers collectively to the May 2010 equity offering issuance and the June 2010 exercise of the underwriters' over-allotment option.

(2)       Includes the issuance of 558,700 common units, 915,000 common units, 302,813 common units and 750,000 common units pursuant to the exercise, in full or in part, of the underwriters' over-allotment options granted in connection with the May 2010, November 2010, March 2011 and September 2011 equity offerings, respectively.

(3)       Represents general partner units issued to the general partner in exchange for the general partner's proportionate capital contribution to maintain its 2.0% general partner interest.

Common, subordinated and general partner units. The Partnership's common units are listed on the New York Stock Exchange under the symbol “WES.” In connection with the closing of the WGP IPO in December 2012, WGP purchased common and general partner units of the Partnership at a price of $46.00 per unit, pursuant to a unit purchase agreement among the Partnership, the general partner and WGP.

The following table summarizes common and general partner units issued during the years ended December 31, 2011 and 2012:

	Common	Subordinated	General
	Units	Units	Partner Units	Total
Balance at December 31, 2010	51,036,968	26,536,306	1,583,128	79,156,402
March 2011 equity offering	3,852,813	—	78,629	3,931,442
Long-Term Incentive Plan awards	14,628	—	299	14,927
Bison acquisition	2,950,284	—	60,210	3,010,494
Conversion of subordinated units	26,536,306	(26,536,306)	—	—
September 2011 equity offering	5,750,000	—	117,347	5,867,347
Balance at December 31, 2011	90,140,999	—	1,839,613	91,980,612
MGR acquisition	632,783	—	12,914	645,697
Long-Term Incentive Plan awards	12,570	—	257	12,827
June 2012 equity offering	5,000,000	—	102,041	5,102,041
Chipeta acquisition	151,235	—	3,086	154,321
WGP unit purchase agreement	8,722,966	—	178,019	8,900,985
Balance at December 31, 2012	104,660,553	—	2,135,930	106,796,483

Conversion of subordinated units. Upon payment of the cash distribution for the second quarter of 2011, the requirements for the conversion of all subordinated units were satisfied under the partnership agreement. As a result, the 26,536,306 subordinated units were converted into common units on August 15, 2011, on a one-for-one basis. For purposes of calculating net income per common and subordinated unit, the conversion of the subordinated units is deemed to have occurred on July 1, 2011. The Partnership's net income was allocated to the general partner and the limited partners, including the holders of the subordinated units, through June 30, 2011, in accordance with their respective ownership percentages. The conversion does not impact the amount of the cash distribution paid or the total number of the Partnership's outstanding units representing limited partner interests.

WGP and Affiliate holdings of Partnership equity. As of December 31, 2012, WGP and Affiliates held 49,296,205 of the Partnership's common units, representing a 46.2% limited partner interest in the Partnership, and, through its ownership of the general partner, indirectly held 2,135,930 general partner units, representing a 2.0% general partner interest in the Partnership, and 100% of the IDRs. As of December 31, 2012, the public held 55,364,348 common units, representing a 51.8% limited partner interest in the Partnership.

The Partnership's net income for periods including and subsequent to the acquisition of the Partnership assets (as defined in Note 2) is allocated to the general partner and the limited partners consistent with actual cash distributions, including incentive distributions allocable to the general partner. Undistributed earnings (net income in excess of distributions) or undistributed losses (available cash in excess of net income) are then allocated to the general partner and the limited partners in accordance with their respective ownership percentages (see Net income per common unit in Note 1).

Basic and diluted net income per common unit are calculated by dividing the limited partners' interest in net income by the weighted average number of common units outstanding during the period. The common units issued in connection with acquisitions and equity offerings are included on a weighted-average basis for periods they were outstanding.

The following table illustrates the Partnership's calculation of net income per unit for common and subordinated units:

	Year Ended December 31,
thousands except per-unit amounts	2012	2011	2010
Net income attributable to Western Gas Partners, LP	$134,421	$192,758	$145,928
Pre-acquisition net (income) loss allocated to Anadarko	(27,435)	(52,599)	(31,797)
General partner interest in net (income) loss	(28,089)	(8,599)	(3,067)
Limited partners’ interest in net income	$78,897	$131,560	$111,064

Net income allocable to common units	$78,897	$110,542	$68,410
Net income allocable to subordinated units	—	21,018	42,654
Limited partners’ interest in net income	$78,897	$131,560	$111,064

Net income per unit – basic and diluted
Common units	$0.84	$1.64	$1.66
Subordinated units	$—	$1.28	$1.61

Weighted average units outstanding – basic and diluted
Common units	93,936	67,333	41,287
Subordinated units	—	16,431	26,536

Transactions With Affiliates	12 Months Ended
Dec. 31, 2012
Transactions With Affiliates [Abstract]
Transactions with Affiliates

Affiliate transactions. Revenues from affiliates include amounts earned by the Partnership from services provided to Anadarko as well as from the sale of residue, condensate and NGLs to Anadarko. In addition, the Partnership purchases natural gas from an affiliate of Anadarko pursuant to gas purchase agreements. Operating and maintenance expense includes amounts accrued for or paid to affiliates for the operation of the Partnership assets, whether in providing services to affiliates or to third parties, including field labor, measurement and analysis, and other disbursements. A portion of the Partnership's general and administrative expenses is paid by Anadarko, which results in affiliate transactions pursuant to the reimbursement provisions of the Partnership's omnibus agreement. Affiliate expenses do not bear a direct relationship to affiliate revenues, and third-party expenses do not bear a direct relationship to third-party revenues. See Note 2 for further information related to contributions of assets to the Partnership by Anadarko.

Cash management. Anadarko operates a cash management system whereby excess cash from most of its subsidiaries, held in separate bank accounts, is generally swept to centralized accounts. Prior to the Partnership's acquisitions of the Partnership assets, third-party sales and purchases related to such assets were received or paid in cash by Anadarko within its centralized cash management system. Anadarko charged or credited the Partnership interest at a variable rate on outstanding affiliate balances for the periods these balances remained outstanding. The outstanding affiliate balances were entirely settled through an adjustment to net investment by Anadarko in connection with the acquisition of the Partnership assets. Subsequent to the acquisition of Partnership assets from Anadarko, transactions related to such assets are cash-settled directly with third parties and with Anadarko affiliates, and affiliate-based interest expense on current intercompany balances is not charged. Chipeta cash settles its transactions directly with third parties and Anadarko, as well as with the other subsidiaries of the Partnership.

Note receivable from and amounts payable to Anadarko. Concurrent with the closing of the Partnership's May 2008 IPO, the Partnership loaned $260.0 million to Anadarko in exchange for a 30-year note bearing interest at a fixed annual rate of 6.50%, payable quarterly. The fair value of the note receivable from Anadarko was approximately $334.8 million and $303.7 million at December 31, 2012, and December 31, 2011, respectively. The fair value of the note reflects consideration of credit risk and any premium or discount for the differential between the stated interest rate and quarter-end market interest rate, based on quoted market prices of similar debt instruments. Accordingly, the fair value of the note receivable from Anadarko is measured using Level 2 inputs.

In 2008, the Partnership entered into a five-year $175.0 million term loan agreement with Anadarko, which was repaid in full in June 2012 using the proceeds from the issuance of the 4.000% Senior Notes due 2022 (the “2022 Notes”). See Note 10.

During the first quarter of 2012, the board of directors of the Partnership's general partner approved the continued construction by the Partnership of the Brasada and Lancaster gas processing facilities in South Texas and Northeast Colorado, respectively, which were previously under construction by Anadarko. The Partnership agreed to reimburse Anadarko for $18.9 million of certain expenditures Anadarko incurred in 2011 related to the construction of the Brasada and Lancaster plants. In February 2012, these expenditures were transferred to the Partnership and a corresponding current payable was recorded, which the Partnership repaid during the fourth quarter of 2012.

Commodity price swap agreements. The Partnership has commodity price swap agreements with Anadarko to mitigate exposure to commodity price volatility that would otherwise be present as a result of the purchase and sale of natural gas, condensate or NGLs. Notional volumes for each of the commodity price swap agreements are not specifically defined; instead, the commodity price swap agreements apply to the actual volume of natural gas, condensate and NGLs purchased and sold at the Granger, Hilight, Hugoton, Newcastle, MGR and Wattenberg assets, with various expiration dates through December 2016. In December 2011, the Partnership extended the commodity price swap agreements for the Hilight and Newcastle assets through December 2013. The commodity price swap agreements do not satisfy the definition of a derivative financial instrument and, therefore, are not required to be measured at fair value. The Partnership has not entered into any new commodity price swap agreements since the fourth quarter of 2011.

Below is a summary of the fixed price ranges on the Partnership's outstanding commodity price swap agreements as of December 31, 2012:

	Year Ended December 31,
per barrel except natural gas	2013			2014			2015			2016

Ethane	$18.32	−	30.10	$18.36	−	30.53	$18.41	−	23.41	$23.11
Propane	$45.90	−	55.84	$46.47	−	53.78	$47.08	−	52.99	$52.90
Isobutane	$60.44	−	77.66	$61.24	−	75.13	$62.09	−	74.02	$73.89
Normal butane	$53.20	−	68.24	$53.89	−	66.01	$54.62	−	65.04	$64.93
Natural gasoline	$70.89	−	92.23	$71.85	−	83.04	$72.88	−	81.82	$81.68
Condensate	$74.04	−	85.84	$75.22	−	83.04	$76.47	−	81.82	$81.68
Natural gas (per MMbtu)	$3.75	−	6.09	$4.45	−	6.20	$4.66	−	5.96	$4.87

The following table summarizes realized gains and losses on commodity price swap agreements:

	Year Ended December 31,
thousands	2012	2011	2010
Gains (losses) on commodity price swap agreements
related to sales: (1)
Natural gas sales	$37,665	$33,845	$20,200
Natural gas liquids sales	66,260	(36,802)	2,953
Total	103,925	(2,957)	23,153
Losses on commodity price swap agreements
related to purchases (2)	(89,710)	(27,234)	(23,344)
Net gains (losses) on commodity price swap agreements	$14,215	$(30,191)	$(191)

___________________________________________________________________

(1)       Reported in affiliate natural gas, NGLs and condensate sales in the consolidated statements of income in the period in which the related sale is recorded.

(2)       Reported in cost of product in the consolidated statements of income in the period in which the related purchase is recorded.

Gas gathering and processing agreements. The Partnership has significant gas gathering and processing arrangements with affiliates of Anadarko on a majority of its systems. The gathering agreements of the Partnership's initial assets allow for rate resets that target an 18% return on invested capital in those assets. Approximately 64%, 67% and 73% of the Partnership's gathering, transportation and treating throughput (excluding equity investment throughput and volumes measured in barrels) for the years ended December 31, 2012, 2011 and 2010, respectively, was attributable to natural gas production owned or controlled by Anadarko. Approximately 59%, 64% and 66% of the Partnership's processing throughput (excluding equity investment throughput and volumes measured in barrels) for the years ended December 31, 2012, 2011 and 2010, respectively, was attributable to natural gas production owned or controlled by Anadarko.

In connection with the MGR acquisition, the Partnership entered into 10-year, fee-based gathering and processing agreements with Anadarko effective December 1, 2011, for all affiliate throughput on the MGR assets.

Gas purchase and sale agreements. The Partnership sells substantially all of its natural gas, NGLs, and condensate to Anadarko Energy Services Company (“AESC”), Anadarko's marketing affiliate. In addition, the Partnership purchases natural gas from AESC pursuant to gas purchase agreements. The Partnership's gas purchase and sale agreements with AESC are generally one-year contracts, subject to annual renewal.

Omnibus agreement. Pursuant to the omnibus agreement, Anadarko and the general partner perform centralized corporate functions for the Partnership, such as legal; accounting; treasury; cash management; investor relations; insurance administration and claims processing; risk management; health, safety and environmental; information technology; human resources; credit; payroll; internal audit; tax; marketing; and midstream administration. The Partnership's reimbursement to Anadarko for certain general and administrative expenses allocated to the Partnership was capped at $9.0 million for the year ended December 31, 2010 and the cap expired on December 31, 2010. Expenses in excess of the cap for the year ended December 31, 2010 were recorded as capital contributions from Anadarko and did not impact the Partnership's cash flows. The Partnership also incurred $8.0 million in public company expenses, such as external audit and consulting fees, not subject to the cap previously contained in the omnibus agreement, during the year ended December 31, 2010.

For the year ended December 31, 2011, and thereafter, Anadarko, in accordance with the partnership and omnibus agreements, determined, in its reasonable discretion, amounts to be reimbursed by the Partnership in exchange for services provided under the omnibus agreement. Such amount was $21.7 million for the year ended December 31, 2012, comprised of $14.9 million of general and administrative expenses and $6.8 million of public company expenses. The Partnership reimbursed Anadarko $19.5 million for the year ended December 31, 2011, comprised of $11.8 million of general and administrative expenses and $7.7 million of public company expenses. See Summary of affiliate transactions below.

Services and secondment agreement. Pursuant to the services and secondment agreement, specified employees of Anadarko are seconded to the general partner to provide operating, routine maintenance and other services with respect to the assets owned and operated by the Partnership under the direction, supervision and control of the general partner. Pursuant to the services and secondment agreement, the Partnership reimburses Anadarko for services provided by the seconded employees. The initial term of the services and secondment agreement extends through May 2018 and the term will automatically extend for additional twelve-month periods unless either party provides 180 days written notice of termination before the applicable twelve-month period expires. The consolidated financial statements include costs allocated by Anadarko for expenses incurred under the services and secondment agreement for periods including and subsequent to the Partnership's acquisition of the Partnership assets.

Tax sharing agreement. Pursuant to a tax sharing agreement, the Partnership reimburses Anadarko for its estimated share of applicable state taxes. These taxes include income taxes attributable to the Partnership's income which are directly borne by Anadarko through its filing of a combined or consolidated tax return with respect to periods including and subsequent to the acquisition of the Partnership assets from Anadarko. Anadarko may use its own tax attributes to reduce or eliminate the tax liability of its combined or consolidated group, which may include the Partnership as a member. However, under this circumstance, the Partnership nevertheless is required to reimburse Anadarko for its allocable share of taxes that would have been owed had tax attributes not been available to Anadarko.

Allocation of costs. For periods prior to the Partnership's acquisition of the Partnership assets, the consolidated financial statements include costs allocated by Anadarko in the form of a management services fee, which approximated the general and administrative costs incurred by Anadarko attributable to the Partnership assets. This management services fee was allocated to the Partnership based on its proportionate share of Anadarko's assets and revenues or other contractual arrangements. Management believes these allocation methodologies are reasonable.

The employees supporting the Partnership's operations are employees of Anadarko. Anadarko allocates costs to the Partnership for its share of personnel costs, including costs associated with equity-based compensation plans, non-contributory defined pension and postretirement plans, defined contribution savings plan pursuant to the omnibus agreement and services and secondment agreement. In general, the Partnership's reimbursement to Anadarko under the omnibus agreement or services and secondment agreements is either (i) on an actual basis for direct expenses Anadarko and the general partner incur on behalf of the Partnership, or (ii) based on an allocation of salaries and related employee benefits between the Partnership, the general partner and Anadarko based on estimates of time spent on each entity's business and affairs. Most general and administrative expenses charged to the Partnership by Anadarko are attributed to the Partnership on an actual basis, and do not include any mark-up or subsidy component. With respect to allocated costs, management believes the allocation method employed by Anadarko is reasonable. Although it is not practicable to determine what the amount of these direct and allocated costs would be if the Partnership were to directly obtain these services, management believes that aggregate costs charged to the Partnership by Anadarko are reasonable.

Long-term incentive plan. The general partner awards phantom units under the LTIP primarily to its Chief Executive Officer and its independent directors. The phantom units awarded to the independent directors vest one year from the grant date, while all other awards are subject to graded vesting over a three-year service period. Compensation expense is recognized over the vesting period and was approximately $0.4 million, $0.3 million and $0.3 million for the years ended December 31, 2012, 2011 and 2010, respectively. As of December 31, 2012, there was $0.8 million of unrecognized compensation expense attributable to the outstanding awards under the LTIP, of which $0.7 million will be realized by the Partnership, and which is expected to be recognized over a weighted-average period of 2.2 years.

The following table summarizes LTIP award activity for the years ended December 31, 2012, 2011 and 2010:

	2012		2011		2010
	Weighted-		Weighted-		Weighted-
	Average		Average		Average
	Grant-Date		Grant-Date		Grant-Date
	Fair Value	Units	Fair Value	Units	Fair Value	Units

Phantom units outstanding
at beginning of year	$33.92	23,978	$20.19	17,503	$15.02	21,970
Vested	$33.20	(14,260)	$20.51	(15,119)	$15.02	(19,751)
Granted	$45.91	15,901	$35.66	21,594	$20.94	15,284
Phantom units outstanding
at end of year	$41.77	25,619	$33.92	23,978	$20.19	17,503

Anadarko Incentive Plans. For the years ended December 31, 2012, 2011 and 2010, the Partnership's general and administrative expenses include $3.3 million, $2.5 million and $2.3 million, respectively, of equity-based compensation expense for awards granted to the executive officers of the general partner and other employees under the Anadarko Incentive Plans, which was allocated to the Partnership by Anadarko. As of December 31, 2012, the Partnership estimates that $4.4 million of unrecognized compensation expense attributable to the Anadarko Incentive Plans (excluding performance-based awards) will be allocated to the Partnership over a weighted-average period of 1.9 years. As of December 31, 2012, the compensation cost related to performance-based awards under the Anadarko Incentive Plans that could be allocated to the Partnership during the next two years was approximately $0.1 million.

During the fourth quarter of 2011, the Partnership recorded $9.7 million to partners' capital in its consolidated financial statements for accumulated compensation expense attributable to the Anadarko Incentive Plans.

The Incentive Plan. For the years ended December 31, 2012, 2011 and 2010, the Partnership's general and administrative expenses include $68.8 million, $11.4 million and $3.1 million, respectively, of compensation expense for grants of Unit Value Rights (“UVRs”), Unit Appreciation Rights (“UARs”) and Distribution Equivalent Rights (“DERs”) under the Incentive Plan to certain executive officers of the general partner as a component of their compensation, which was allocated to the Partnership by Anadarko.

Under the terms of the Incentive Plan, the value of a UAR was equal to an amount calculated by dividing the “determined value” by 1,000,000, less the applicable UAR exercise price. Prior to WGP's IPO in December 2012, the value of awards issued under the Incentive Plan were revised periodically based on the estimated fair value of the Partnership's general partner using a discounted cash flow estimate and multiples-valuation terminal value. UARs outstanding under the Incentive Plan as of December 31, 2011 and 2010, were valued at $634.00 per UAR and $215.00 per UAR, respectively. Anadarko and the Incentive Plan participants entered into a Memorandum of Understanding (the “MOU”) that, among other things, confirmed the intent and the understanding that the WGP IPO resulted in the vesting of all unvested Incentive Plan awards and that the value of the Partnership's common units held by WGP prior to its IPO would not be considered in the valuation of the Incentive Plan awards.

The WGP IPO and concurrent execution of the MOU triggered the exercise of all outstanding UARs and lump-sum cash payments (less any applicable withholding taxes) to plan participants equal to the value of each award, less its exercise price, if applicable. Pursuant to the MOU, the “determined value” was defined as equal to the aggregate WGP equity value, as determined using the market price of WGP based on the IPO price of WGP's common units, reduced by the market value of the Partnership's common units owned by WGP prior to its IPO (based on the closing price of the Partnership's common units on the day of the pricing of the IPO). Awards outstanding under the Incentive Plan at the time of the WGP IPO (and the effective termination of the Incentive Plan) were valued at $2,745.00 per UAR and $12.00 per DER. Outstanding UVRs that vested concurrent with the WGP IPO were cash-settled at their grant-date fair value.

In addition to the execution of the MOU, WGP, the Partnership's general partner and Anadarko entered into a contribution agreement whereby cash, in an amount equal to the aggregate cash payment required to settle all outstanding awards, was contributed to the Partnership's general partner by Anadarko. The cash payments made in connection with WGP's IPO and the vesting, exercise and settlement of all outstanding awards under the Incentive Plan as described above, impacted the Partnership's cash flows to the extent compensation expense was allocated to the Partnership since the inception of the Incentive Plan. The compensation expense allocated to the Partnership since the inception of the Incentive Plan, and subsequently contributed by Anadarko during the fourth quarter of 2012, was recorded to partners' capital in the consolidated financial statements.

Equipment purchase and sale. The following table summarizes the Partnership's purchases from and sales to Anadarko of pipe and equipment:

	Purchases			Sales

	Year Ended December 31,
thousands	2012	2011	2010	2012	2011	2010
Net carrying value	$8,009	$1,998	$429	$393	$316	$2,576
Cash consideration	24,705	3,837	361	760	382	2,805
Partners’ capital adjustment	$16,696	$1,839	$(68)	$367	$66	$229

Capital expenditures transfer. As described in Note receivable from and amounts payable to Anadarko above, Anadarko incurred certain expenditures related to the construction of the Brasada and Lancaster gas processing facilities during 2011. These amounts, along with related capitalized interest, were transferred to the Partnership in the first quarter of 2012, and are included in property, plant and equipment as of December 31, 2012.

Summary of affiliate transactions. Affiliate transactions include revenue from affiliates, reimbursement of operating expenses and purchases of natural gas. The following table summarizes affiliate transactions, including transactions with Anadarko, its affiliates and the general partner:

	Year Ended December 31,
thousands	2012	2011	2010
Revenues (1)	$704,137	$658,680	$571,628
Cost of product (1)	145,250	83,722	95,667
Operation and maintenance (2)	51,237	51,339	46,379
General and administrative (3)	92,847	33,305	24,137
Operating expenses	289,334	168,366	166,183
Interest income, net (4)	16,900	24,106	20,243
Interest expense (5)	2,766	4,935	6,924
Distributions to unitholders (6)	98,280	68,039	52,337
Contributions from noncontrolling interest owners (7)	12,588	16,476	2,019
Distributions to noncontrolling interest owners (7)	6,528	9,437	6,476

____________________________________________________________

(1)       Represents amounts recognized under gathering, treating or processing agreements, and purchase and sale agreements.

(2)       Represents expenses incurred during periods including and subsequent to the date of the acquisition of the Partnership assets, as well as expenses incurred by Anadarko on a historical basis related to the Partnership assets prior to the acquisition of such assets by the Partnership.

(3)       Represents general and administrative expense incurred during periods including and subsequent to the date of the Partnership's acquisition of the Partnership assets, as well as a management services fee for reimbursement of expenses incurred by Anadarko for periods prior to the acquisition of the Partnership assets by the Partnership. These amounts include equity-based compensation expense allocated to the Partnership by Anadarko (see Anadarko Incentive Plans and Incentive Plan within this Note 5).

(4)       Represents interest income recognized on the note receivable from Anadarko. This line item also includes interest income, net on affiliate balances related to the MGR assets, Bison assets, White Cliffs investment and Wattenberg assets for periods prior to the acquisition of such assets. Beginning December 7, 2011, Anadarko discontinued charging interest on intercompany balances. The outstanding affiliate balances on the aforementioned assets prior to their acquisition were entirely settled through an adjustment to net investment by Anadarko.

(5)       Represents interest expense recognized on the note payable to Anadarko (see Note 10) and interest imputed on the reimbursement payable to Anadarko for certain expenditures Anadarko incurred in 2011 related to the construction of the Brasada and Lancaster plants. During 2012, the Partnership repaid the note payable to Anadarko and the reimbursement payable to Anadarko related to the construction of the Brasada and Lancaster plants. See Note receivable from and amounts payable to Anadarko within this Note 5.

(6)       Represents distributions paid under the partnership agreement.

(7)       As described in Note 1 and Note 2, the Partnership acquired Anadarko's then remaining 24% membership interest in Chipeta on August 1, 2012, and accounted for the acquisition on a prospective basis. As such, contributions from noncontrolling interest owners and distributions to noncontrolling interest owners subsequent to the acquisition date no longer reflect contributions from or distributions to Anadarko.

Concentration of credit risk. Anadarko was the only customer from whom revenues exceeded 10% of the Partnership's consolidated revenues for all periods presented on the consolidated statements of income.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Expense Benefit Abstract
Income Taxes

The components of the Partnership's income tax expense (benefit) are as follows:

	Year Ended December 31,
thousands	2012	2011	2010

Current income tax expense (benefit)
Federal income tax expense (benefit)	$(7,555)	$15,248	$10,476
State income tax expense (benefit)	(1,843)	322	1,502
Total current income tax expense (benefit)	(9,398)	15,570	11,978
Deferred income tax expense (benefit)
Federal income tax expense	22,328	13,075	9,673
State income tax expense (benefit)	7,785	3,505	(134)
Total deferred income tax expense	30,113	16,580	9,539
Total income tax expense	$20,715	$32,150	$21,517

Total income taxes differed from the amounts computed by applying the statutory income tax rate to income before income taxes. The sources of these differences are as follows:

	Year Ended December 31,
thousands except percentages	2012	2011	2010

Income before income taxes	$170,026	$239,011	$178,450
Statutory tax rate	0%	0%	0%
Tax computed at statutory rate	$—	$—	$—
Adjustments resulting from:
Federal taxes on income attributable to Partnership assets pre-acquisition	17,251	29,502	20,534
State taxes on income attributable to Partnership assets pre-acquisition
(net of federal benefit)	2,206	1,984	683
Texas margin tax expense (benefit)	1,258	664	300
Income tax expense	$20,715	$32,150	$21,517

Effective tax rate	12%	13%	12%

The tax effects of temporary differences that give rise to significant portions of deferred tax assets (liabilities) are as follows:

	December 31,
thousands	2012	2011

Credit carryforwards	$14	$14
Net current deferred income tax assets	14	14
Depreciable property	(47,558)	(99,733)
Partnership basis	—	(24,481)
Credit carryforwards	541	556
Other	(136)	114
Net long-term deferred income tax liabilities	(47,153)	(123,544)
Total net deferred income tax liabilities	$(47,139)	$(123,530)

Credit carryforwards, which are available for utilization on future income tax returns, consist of $0.6 million of state income tax credits that expire in 2026.

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property Plant And Equipment Abstract
Property, Plant and Equipment

A summary of the historical cost of the Partnership's property, plant and equipment is as follows:

	Estimated	December 31,
thousands	Useful Life	2012	2011

Land	n/a	$501	$364
Gathering systems	5 to 47 years	2,911,572	2,479,184
Pipelines and equipment	15 to 45 years	91,126	90,883
Assets under construction	n/a	422,002	132,913
Other	3 to 25 years	7,191	4,927
Total property, plant and equipment		3,432,392	2,708,271
Accumulated depreciation		714,436	587,119
Net property, plant and equipment		$2,717,956	$2,121,152

The cost of property classified as “Assets under construction” is excluded from capitalized costs being depreciated. These amounts represent property that is not yet suitable to be placed into productive service as of the respective balance sheet date. See Note 8.

During the fourth quarter of 2012, the Partnership recognized a $6.0 million impairment related to a gathering system in central Wyoming that was impaired to its estimated fair value using Level 3 fair-value inputs. Also in the fourth quarter of 2012, an impairment of $0.6 million was recognized for the original installation costs on a compressor relocated within the Partnership's operating assets.

During the year ended December 31, 2011, the Partnership recognized a $7.3 million impairment related to certain equipment and materials. The costs of the equipment and materials, previously capitalized as assets under construction and related to a Red Desert complex (see Note 2) expansion project, were deemed no longer recoverable as the expansion project was indefinitely postponed by Anadarko management. Subsequent to the project evaluation and impairment, the remaining fair value of the equipment and materials was reclassified from within property, plant and equipment to other assets on the consolidated balance sheet and was approximately $10.6 million as of December 31, 2011. Also during 2011, following an evaluation of future cash flows, an impairment of $3.0 million was recognized for a transportation pipeline that was impaired to its estimated fair value using Level 3 fair-value inputs.

During the year ended December 31, 2010, the Partnership recognized a $0.6 million impairment related to a compressor sold during the year to a third party, and a $0.3 million impairment due to cancelled capital projects and additional costs recorded on a project previously impaired to salvage value.

Accrued Liabilities	12 Months Ended
Dec. 31, 2012
Accrued Liabilities Current Abstract
Accrued Liabilities

A summary of accrued liabilities is as follows:

	December 31,
thousands	2012	2011
Accrued capital expenditures	$112,311	$60,391
Accrued plant purchases	16,350	19,607
Accrued interest expense	15,868	2,251
Accrued charges under COO Agreement (see Note 2)	—	5,299
Short-term asset retirement obligations	1,711	875
Short-term remediation and reclamation obligations	799	1,679
Other	612	1,935
Total accrued liabilities	$147,651	$92,037

Asset Retirement Obligations	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations

The following table provides a summary of changes in asset retirement obligations:

	Year Ended December 31,
thousands	2012	2011
Carrying amount of asset retirement obligations at beginning of year	$64,345	$45,269
Liabilities incurred	9,414	15,462
Liabilities settled	(786)	(133)
Accretion expense	4,270	3,791
Revisions in estimated liabilities	(10,520)	(44)
Carrying amount of asset retirement obligations at end of year	$66,723	$64,345

Revisions in estimated liabilities for the year ended December 31, 2012, related primarily to the change in the estimated timing of settling the Partnership's asset retirement obligations at the Wattenberg system. The liabilities incurred for the year ended December 31, 2012, represented the increase in asset retirement obligations primarily related to the capital expansion at the Wattenberg system.

Revisions in estimated liabilities for the year ended December 31, 2011, related primarily to a decrease in the inflation rate. The liabilities incurred for the year ended December 31, 2011, represented the increase in asset retirement obligations primarily related to the acquisition of the Platte Valley assets (see Note 2).

Debt and Interest Expense	12 Months Ended
Dec. 31, 2012
Debt Instruments Abstract
Debt and Interest Expense

The following table presents the Partnership's outstanding debt as of December 31, 2012 and 2011:

	December 31, 2012			December 31, 2011
		Carrying	Fair		Carrying	Fair
thousands	Principal	Value	Value (1)	Principal	Value	Value (1)
4.000% Senior Notes due 2022	$670,000	$673,617	$669,928	$—	$—	$—
5.375% Senior Notes due 2021	500,000	494,661	499,946	500,000	494,178	499,950
Note payable to Anadarko	—	—	—	175,000	175,000	174,528
Total debt outstanding	$1,170,000	$1,168,278	$1,169,874	$675,000	$669,178	$674,478

_______________________________________________________

(1)       Fair value is measured using Level 2 inputs.

Debt activity. The following table presents the debt activity of the Partnership for the years ended December 31, 2012 and 2011:

thousands	Carrying Value

Balance as of December 31, 2010	$474,000
Revolving credit facility borrowings	570,000
Repayment of revolving credit facility	(619,000)
Repayment of Wattenberg term loan	(250,000)
Revolving credit facility borrowings – Swingline	30,000
Repayment of revolving credit facility – Swingline	(30,000)
Issuance of 5.375% Senior Notes due 2021	500,000
Other and changes in debt discount	(5,822)
Balance as of December 31, 2011	$669,178
Revolving credit facility borrowings	374,000
Issuance of 4.000% Senior Notes due 2022	670,000
Repayment of revolving credit facility	(374,000)
Repayment of note payable to Anadarko	(175,000)
Revolving credit facility borrowings – Swingline	20,000
Repayment of revolving credit facility – Swingline	(20,000)
Other and changes in debt discount or premium	4,100
Balance as of December 31, 2012	$1,168,278

Senior Notes. In June 2012, the Partnership completed the offering of $520.0 million aggregate principal amount of 4.000% Senior Notes due 2022 at a price to the public of 99.194% of the face amount. In October 2012, the Partnership issued an additional $150.0 million in aggregate principal amount of 4.000% Senior Notes due 2022 at a price to the public of 105.178% of the face amount. The additional notes were issued under the same indenture as, and as a single class of securities with, the June 2012 issuance. The notes issued in June 2012 and in October 2012 are collectively referred to as the “2022 Notes.” Including the effects of the issuance discount for the June 2012 offering, the issuance premium for the October 2012 offering, and underwriting discounts, the effective interest rate of the 2022 Notes was 4.040%. Interest is paid semi-annually on January 1 and July 1 of each year. Proceeds (net of underwriting discounts of $4.4 million and debt issuance costs) were used to repay all amounts then outstanding under the Partnership's revolving credit facility (“RCF”) and the $175.0 million note payable to Anadarko (see below), with the remaining net proceeds used for general partnership purposes.

The 2022 Notes mature on July 1, 2022, unless redeemed at a redemption price that includes a make-whole premium. The Partnership may redeem the 2022 Notes in whole or in part, at any time before April 1, 2022, at a redemption price equal to the greater of (i) 100% of the principal amount of the 2022 Notes to be redeemed or (ii) the sum of the present values of the remaining scheduled payments of principal and interest on such 2022 Notes (exclusive of interest accrued to the redemption date) discounted to the redemption date on a semi-annual basis (assuming a 360-day year consisting of twelve 30-day months) at the Treasury Rate (as defined in the indenture governing the 2022 Notes) plus 37.5 basis points, plus, in either case, accrued and unpaid interest, if any, on the principal amount being redeemed to such redemption date. On or after April 1, 2022, the 2022 Notes may be redeemed, at any time in whole, or from time to time in part, at a price equal to 100% of the principal amount of the 2022 Notes to be redeemed, plus accrued interest on the 2022 Notes to be redeemed to the date of redemption.

In May 2011, the Partnership completed the offering of $500.0 million aggregate principal amount of 5.375% Senior Notes due 2021 (the “2021 Notes”) at a price to the public of 98.778% of the face amount. Including the effects of the issuance and underwriting discounts, the effective interest rate is 5.648%. Interest on the 2021 Notes is paid semi-annually on June 1 and December 1 of each year. Proceeds from the offering of the 2021 Notes (net of the underwriting discount of $3.3 million and debt issuance costs) were used to repay the then-outstanding balance on the Partnership's RCF, with the remainder used for general partnership purposes. Upon issuance, the 2021 Notes were fully and unconditionally guaranteed on a senior unsecured basis by each of the Partnership's wholly owned subsidiaries (the “Subsidiary Guarantors”). The Subsidiary Guarantors' guarantees were immediately released on June 13, 2012, upon the Subsidiary Guarantors becoming released from their obligations under the RCF, as discussed below.

The 2021 Notes mature on June 1, 2021, unless redeemed at a redemption price that includes a make-whole premium. The Partnership may redeem the 2021 Notes in whole or in part, at any time before March 1, 2021, at a redemption price equal to the greater of (i) 100% of the principal amount of the 2021 Notes to be redeemed or (ii) the sum of the present values of the remaining scheduled payments of principal and interest on such 2021 Notes (exclusive of interest accrued to the redemption date) discounted to the redemption date on a semi-annual basis (assuming a 360-day year consisting of twelve 30-day months) at the Treasury Rate (as defined in the indenture governing the 2021 Notes) plus 40 basis points, plus, in either case, accrued and unpaid interest, if any, on the principal amount being redeemed to such redemption date. On or after March 1, 2021, the 2021 Notes may be redeemed, at any time in whole, or from time to time in part, at a price equal to 100% of the principal amount of the 2021 Notes to be redeemed, plus accrued interest on the 2021 Notes to be redeemed to the date of redemption.

The indentures governing the 2022 Notes and the 2021 Notes contain customary events of default including, among others, (i) default for 30 days in the payment of interest when due; (ii) default in payment, when due, of principal of or premium, if any, at maturity, upon redemption or otherwise; and (iii) certain events of bankruptcy or insolvency. The indentures also contain covenants that limit, among other things, the ability of the Partnership, as well as that of certain of the Partnership's subsidiaries, to (i) create liens on principal properties; (ii) engage in sale and leaseback transactions; and (iii) merge or consolidate with another entity or sell, lease or transfer substantially all of the Partnership's properties or assets to another entity. At December 31, 2012, the Partnership was in compliance with all covenants under the indentures.

Note payable to Anadarko. In 2008, the Partnership entered into a five-year $175.0 million term loan agreement with Anadarko. The interest rate was fixed at 4.00% until November 2010. The term loan agreement was amended in December 2010 to fix the interest rate at 2.82% through maturity in 2013. In June 2012, the note payable to Anadarko was repaid in full with proceeds from the issuance of the 2022 Notes.

Revolving credit facility. In March 2011, the Partnership entered into an amended and restated $800.0 million senior unsecured RCF and borrowed $250.0 million under the RCF to repay the Wattenberg term loan (described below). The RCF amended and restated a $450.0 million credit facility, which was originally entered into in October 2009. The RCF matures in March 2016 and bears interest at London Interbank Offered Rate (“LIBOR”) plus applicable margins currently ranging from 1.30% to 1.90%, or an alternate base rate equal to the greatest of (a) the Prime Rate, (b) the Federal Funds Effective Rate plus 0.5%, or (c) LIBOR plus 1%, in each case plus applicable margins currently ranging from 0.30% to 0.90%. The interest rate was 1.71% and 1.80% at December 31, 2012 and 2011, respectively. The Partnership is required to pay a quarterly facility fee currently ranging from 0.20% to 0.35% of the commitment amount (whether used or unused), based upon the Partnership's senior unsecured debt rating. The facility fee rate was 0.25% at December 31, 2012 and 2011.

On June 13, 2012, following the receipt of a second investment grade rating as defined in the RCF, the guarantees provided by the Partnership's wholly owned subsidiaries were released, and the Partnership is no longer subject to certain of the restrictive covenants associated with the RCF, including the maintenance of an interest coverage ratio and adherence to covenants that limit, among other things, the Partnership's, and certain of the Partnership's subsidiaries', ability to dispose of assets and make certain investments or payments. The RCF continues to contain certain covenants that limit, among other things, the ability of the Partnership, and that of certain of its subsidiaries, to incur additional indebtedness, grant certain liens, merge, consolidate or allow any material change in the character of the Partnership's business, enter into certain affiliate transactions and use proceeds other than for Partnership purposes. The RCF also contains various customary covenants, customary events of default and a maximum consolidated leverage ratio as of the end of each fiscal quarter (which is defined as the ratio of consolidated indebtedness as of the last day of a fiscal quarter to Consolidated Earnings Before Interest, Taxes, Depreciation and Amortization (“Consolidated EBITDA”) for the most recent four consecutive fiscal quarters ending on such day) of 5.0 to 1.0, or a consolidated leverage ratio of 5.5 to 1.0 with respect to quarters ending in the 270-day period immediately following certain acquisitions. As of December 31, 2012, the Partnership had no outstanding borrowings and $6.7 million in outstanding letters of credit issued under its $800.0 million RCF. At December 31, 2012, the Partnership was in compliance with all remaining covenants under the RCF. Refer to Note 2 and Note 12 for a discussion of borrowing activity under the RCF in March 2013, related to acquisitions which closed after December 31, 2012.

The 2022 Notes, the 2021 Notes and obligations under the RCF are recourse to the Partnership's general partner. In turn, the Partnership's general partner has been indemnified by a wholly owned subsidiary of Anadarko against any claims made against the general partner under the 2022 Notes, the 2021 Notes and/or the RCF.

Wattenberg term loan. In connection with the Wattenberg acquisition, in August 2010 the Partnership borrowed $250.0 million under a three-year term loan from a group of banks (“Wattenberg term loan”). The Wattenberg term loan incurred interest at LIBOR plus a margin ranging from 2.50% to 3.50% depending on the Partnership's consolidated leverage ratio as defined in the Wattenberg term loan agreement. The Partnership repaid the Wattenberg term loan in March 2011 using borrowings from its RCF and recognized $1.3 million of accelerated amortization expense related to its early repayment.

Interest rate agreements. In May 2012, the Partnership entered into U.S. Treasury Rate lock agreements to mitigate the risk of rising interest rates prior to the issuance of the 2022 Notes. The Partnership settled the rate lock agreements simultaneously with the June 2012 offering of the 2022 Notes, realizing a loss of $1.7 million, which is included in other income (expense), net in the consolidated statements of income.

In March 2011, the Partnership entered into a forward-starting interest-rate swap agreement to mitigate the risk of rising interest rates prior to the issuance of the 2021 Notes. In May 2011, the Partnership issued the 2021 Notes and terminated the swap agreement, realizing a loss of $1.9 million, which is included in other income (expense), net in the consolidated statements of income.

In April 2010, the Partnership entered into financial agreements to fix the underlying 10-year Treasury rates with respect to a potential note issuance that was not realized. In May 2010, the Partnership terminated the agreements, realizing a loss of $2.4 million, which is included in other income (expense), net in the consolidated statements of income.

Interest expense. The following table summarizes the amounts included in interest expense:

	Year Ended December 31,
thousands	2012	2011	2010
Third parties
Interest expense on long-term debt	$41,171	$20,533	$8,530
Amortization of debt issuance costs and commitment fees (1)	4,319	5,297	3,340
Capitalized interest (2)	(6,196)	(420)	—
Total interest expense – third parties	39,294	25,410	11,870
Affiliates
Interest expense on note payable to Anadarko (3)	2,440	4,935	6,828
Interest expense on affiliate balances (4)	326	—	—
Credit facility commitment fees	—	—	96
Total interest expense – affiliates	2,766	4,935	6,924
Interest expense	$42,060	$30,345	$18,794

___________________________________________________________________

(1)       For the year ended December 31, 2012, includes $1.1 million of amortization of (i) the original issue discount for the June 2012 offering partially offset by the original issue premium for the October 2012 offering of the 2022 Notes, (ii) original issue discount for the 2021 Notes and (iii) underwriters' fees. For the year ended December 31, 2011, includes $0.5 million of amortization of the original issue discount and underwriters' fees for the 2021 Notes.

(2)       For the year ended December 31, 2012, $2.2 million of interest associated with capital projects at Chipeta was capitalized and $3.5 million of interest associated with the construction of the Brasada and Lancaster gas processing facilities was capitalized. See Note 5.

(3)       In June 2012, the note payable to Anadarko was repaid in full. See Note payable to Anadarko within this Note 10.

(4)       Imputed interest expense on the reimbursement payable to Anadarko for certain expenditures Anadarko incurred in 2011 related to the construction of the Brasada and Lancaster plants. During 2012, the Partnership repaid the reimbursement payable to Anadarko related to the construction of the Brasada and Lancaster plants. See Note 5.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Abstract]
Commitments and Contingencies

Environmental obligations. The Partnership is subject to various environmental-remediation obligations arising from federal, state and local regulations regarding air and water quality, hazardous and solid waste disposal and other environmental matters. As of December 31, 2012 and 2011, asset retirement obligations and other on the consolidated balance sheets included $1.9 million and $1.6 million, respectively, for the long-term liability for remediation and reclamation obligations. The recorded obligations do not include any anticipated insurance recoveries. Substantially all of the payments related to these obligations are expected to be made over the next five years. Management regularly monitors the remediation and reclamation process and the liabilities recorded and believes that the amounts reflected in the Partnership's recorded environmental obligations are adequate to fund remedial actions to comply with present laws and regulations, and that the ultimate liability for these matters, if any, will not differ materially from recorded amounts nor materially affect the Partnership's overall results of operations, cash flows or financial condition. There can be no assurance, however, that current regulatory requirements will not change, or past non-compliance with environmental issues will not be discovered. See Note 8.

Litigation and legal proceedings. In March 2011, DCP Midstream LP (“DCP”) filed a lawsuit against Anadarko and others, including a Partnership subsidiary, Kerr-McGee Gathering LLC, in Weld County District Court (the “Court”) in Colorado, alleging that Anadarko and its affiliates diverted gas from DCP's gathering and processing facilities in breach of certain dedication agreements. In addition to various claims against Anadarko, DCP is claiming unjust enrichment and other damages against Kerr-McGee Gathering LLC, the entity which holds the Wattenberg assets. Anadarko countersued DCP asserting that DCP has not properly allocated values and charges to Anadarko for the gas that DCP gathers and/or processes, and seeks a judgment that DCP has no valid gathering or processing rights to much of the gas production it is claiming, in addition to other claims.

In July 2011, the Court denied the defendants' motion to dismiss without ruling on the merits and the case is in the discovery phase. Trial is set for April 2014. Management does not believe the outcome of this proceeding will have a material effect on the Partnership's financial condition, results of operations or cash flows. The Partnership intends to vigorously defend this litigation. Furthermore, without regard to the merit of DCP's claims, management believes that the Partnership has adequate contractual indemnities covering the claims against it in this lawsuit.

In addition, from time to time, the Partnership is involved in legal, tax, regulatory and other proceedings in various forums regarding performance, contracts and other matters that arise in the ordinary course of business. Management is not aware of any such proceeding for which a final disposition could have a material adverse effect on the Partnership's financial condition, results of operations or cash flows.

Other commitments. The Partnership has short-term payment obligations, or commitments, related to its capital spending programs, as well as those of its unconsolidated affiliates. As of December 31, 2012, the Partnership had unconditional payment obligations for services to be rendered, or products to be delivered in connection with its capital projects of approximately $55.9 million, the majority of which is expected to be paid in the next twelve months. These commitments relate primarily to the continued construction of the Brasada and Lancaster plants (see Note 5) and include 100% of obligations related to Chipeta, in which the Partnership has a 75% membership interest (see Note 1).

Lease commitments. Anadarko, on behalf of the Partnership, has entered into lease agreements for corporate offices, shared field offices and a warehouse supporting the Partnership's operations. The leases for the corporate offices and shared field offices extend through 2017 and 2018, respectively, and the lease for the warehouse extends through February 2014 and includes an early termination clause.

In addition, during 2010, Anadarko and Kerr-McGee Gathering LLC purchased an aggregate $44.5 million of previously leased compression equipment used at the Granger and Wattenberg assets, which terminated the leases and associated lease expense. The purchased compression equipment was contributed to the Partnership pursuant to provisions of the contribution agreements for the Granger and the Wattenberg acquisitions.

Rent expense associated with the office, warehouse and equipment leases was $3.0 million, $4.1 million and $7.7 million for the years ended December 31, 2012, 2011 and 2010, respectively.

The amounts in the table below represent existing contractual operating lease obligations as of December 31, 2012, that may be assigned or otherwise charged to the Partnership pursuant to the reimbursement provisions of the omnibus agreement:

thousands	Operating Leases

2013	$235
2014	169
2015	169
2016	169
2017	169
Thereafter	42
Total	$953

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

Refer to Note 2 for a description of the Non-Operated Marcellus Interest acquisition on March 1, 2013. In addition, on March 8, 2013, the Partnership acquired a 33.75% (Anadarko-operated) interest in each of the Larry's Creek, Seely and Warrensville gas gathering systems from a third party for total consideration of $134.9 million, of which $133.5 million was financed with borrowings on the Partnership's RCF. The assets in both the aforementioned acquisitions serve production from the Marcellus shale in north-central Pennsylvania.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Presentation of partnership assets policy

Presentation of Partnership assets. References to the “Partnership assets” refer collectively to the assets owned by the Partnership as of December 31, 2012. Because Anadarko controls the Partnership through its control of WGP, which owns the Partnership's general partner, each of the Partnership's acquisitions of assets from Anadarko has been considered a transfer of net assets between entities under common control. As such, the Partnership assets acquired from Anadarko were initially recorded at Anadarko's historic carrying value, which did not correlate to the total acquisition price paid by the Partnership. Further, after an acquisition of assets from Anadarko, the Partnership may be required to recast its financial statements to include the activities of such assets as of the date of common control. See Note 2.

For those periods requiring recast, the consolidated financial statements for periods prior to the Partnership's acquisition of Partnership assets from Anadarko, including the Non-Operated Marcellus Interest, have been prepared from Anadarko's historical cost-basis accounts and may not necessarily be indicative of the actual results of operations that would have occurred if the Partnership had owned the assets during the periods reported. Net income attributable to the Partnership assets for periods prior to the Partnership's acquisition of such assets is not allocated to the limited partners for purposes of calculating net income per common or subordinated unit.

Use of estimates policy

Use of estimates. In preparing financial statements in accordance with GAAP, management makes informed judgments and estimates that affect the reported amounts of assets, liabilities, revenues, and expenses. Management evaluates its estimates and related assumptions regularly, using historical experience and other methods considered reasonable under the particular circumstances. Changes in facts and circumstances or additional information may result in revised estimates and actual results may differ from these estimates. Effects on the business, financial position and results of operations resulting from revisions to estimates are recognized when the facts that give rise to the revision become known.

Fair value policy

Fair value. The fair-value-measurement standard defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The standard characterizes inputs used in determining fair value according to a hierarchy that prioritizes those inputs based upon the degree to which they are observable. The three levels of the fair value hierarchy are as follows:

Level 1 – Inputs represent quoted prices in active markets for identical assets or liabilities.

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly (for example, quoted market prices for similar assets or liabilities in active markets or quoted market prices for identical assets or liabilities in markets not considered to be active, inputs other than quoted prices that are observable for the asset or liability, or market-corroborated inputs).

Level 3 – Inputs that are not observable from objective sources, such as management's internally developed assumptions used in pricing an asset or liability (for example, an estimate of future cash flows used in management's internally developed present value of future cash flows model that underlies the fair value measurement).

Nonfinancial assets and liabilities initially measured at fair value include certain assets and liabilities acquired in a third-party business combination, assets and liabilities exchanged in non-monetary transactions, long-lived assets (asset groups), goodwill and other intangibles, initial recognition of asset retirement obligations, and initial recognition of environmental obligations assumed in a third-party acquisition. Impairment analyses for long-lived assets, goodwill and other intangibles, and the initial recognition of asset retirement obligations and environmental obligations use Level 3 inputs. When the Partnership is required to measure fair value and there is not a market-observable price for the asset or liability or a market-observable price for a similar asset or liability, the Partnership utilizes the cost, income, or market valuation approach depending on the quality of information available to support management's assumptions.

The fair value of debt reflects any premium or discount for the difference between the stated interest rate and the quarter-end market interest rate, and is based on quoted market prices for identical instruments, if available, or based on valuations of similar debt instruments. See Note 10.

The carrying amounts of cash and cash equivalents, accounts receivable and accounts payable reported on the consolidated balance sheets approximate fair value due to the short-term nature of these items.

Cash equivalents policy	Cash equivalents. The Partnership considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.
Bad-debt reserve policy

Bad-debt reserve. The Partnership's revenues are primarily from Anadarko, for which no credit limit is maintained. The Partnership analyzes its exposure to bad debts on a customer-by-customer basis for its third-party accounts receivable and may establish credit limits for significant third-party customers. As of December 31, 2012, there was no reserve for bad debts. The third-party accounts receivable balance at December 31, 2011, was net of the associated bad-debt reserve of $17,000.

Natural gas imbalances policy

Natural gas imbalances. The consolidated balance sheets include natural gas imbalance receivables and payables resulting from differences in gas volumes received into the Partnership's systems and gas volumes delivered by the Partnership to customers' pipelines. Natural gas volumes owed to or by the Partnership that are subject to monthly cash settlement are valued according to the terms of the contract as of the balance sheet dates, and reflect market index prices. Other natural gas volumes owed to or by the Partnership are valued at the Partnership's weighted average cost of natural gas as of the balance sheet dates and are settled in-kind. As of December 31, 2012, natural gas imbalance receivables and payables were approximately $1.7 million and $3.1 million, respectively. As of December 31, 2011, natural gas imbalance receivables and payables were approximately $2.3 million and $3.1 million, respectively. Changes in natural gas imbalances are reported in equity income and other, net for imbalance receivables or in cost of product for imbalance payables.

Inventory policy

Inventory. The cost of NGLs inventories is determined by the weighted average cost method on a location-by-location basis. Inventory is stated at the lower of weighted-average cost or market value and is reported in other current assets in the consolidated balance sheets.

Property, plant and equipment and capitalized interest policy

Property, plant and equipment. Property, plant and equipment are generally stated at the lower of historical cost less accumulated depreciation or fair value, if impaired. Because acquisitions of assets from Anadarko are transfers of net assets between entities under common control, the assets acquired from Anadarko are initially recorded at Anadarko's historic carrying value. The difference between the carrying value of net assets acquired from Anadarko and the consideration paid is recorded as an adjustment to partners' capital.

Assets acquired in a business combination or non-monetary exchange with a third party are initially recorded at fair value. All construction-related direct labor and material costs are capitalized. The cost of renewals and betterments that extend the useful life of property, plant and equipment is also capitalized. The cost of repairs, replacements and major maintenance projects that do not extend the useful life or increase the expected output of property, plant and equipment is expensed as incurred.

Depreciation is computed using the straight-line method based on estimated useful lives and salvage values of assets. However, subsequent events could cause a change in estimates, thereby impacting future depreciation amounts. Uncertainties that may impact these estimates include, but are not limited to, changes in laws and regulations relating to environmental matters, including air and water quality, restoration and abandonment requirements, economic conditions, and supply and demand in the area.

Management evaluates the ability to recover the carrying amount of its long-lived assets to determine whether its long-lived assets have been impaired. Impairments exist when the carrying amount of an asset exceeds estimates of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. When alternative courses of action to recover the carrying amount of a long-lived asset are under consideration, estimates of future undiscounted cash flows take into account possible outcomes and probabilities of their occurrence. If the carrying amount of the long-lived asset is not recoverable based on the estimated future undiscounted cash flows, the impairment loss is measured as the excess of the asset's carrying amount over its estimated fair value, such that the asset's carrying amount is adjusted to its estimated fair value with an offsetting charge to impairment expense. Refer to Note 7 for a description of impairments recorded during the years ended December 31, 2012, 2011 and 2010.

Capitalized interest. Interest is capitalized as part of the historical cost of constructing assets for significant projects that are in progress. Capitalized interest is determined by multiplying the Partnership's weighted-average borrowing cost on debt by the average amount of qualifying costs incurred. Once the construction of an asset subject to interest capitalization is completed and the asset is placed in service, the associated capitalized interest is expensed through depreciation or impairment, together with other capitalized costs related to that asset.

Goodwill policy

Goodwill. Goodwill represents the allocated portion of Anadarko's midstream goodwill attributed to the assets the Partnership has acquired from Anadarko. The carrying value of Anadarko's midstream goodwill represents the excess of the purchase price of a third-party entity over the estimated fair value of the identifiable assets acquired and liabilities assumed by Anadarko. Accordingly, the Partnership's goodwill balance does not represent, and in some cases is significantly different from, the difference between the consideration the Partnership paid for its acquisitions from Anadarko and the fair value of the net assets on the acquisition date. During 2011, the carrying amount of goodwill increased from $82.1 million to $99.5 million, due to the acquisition of the Non-Operated Marcellus Interest. The carrying amount of goodwill is not deductible for tax purposes. During 2012, the carrying amount of goodwill increased from $99.5 million to $105.3 million, attributable to allocated goodwill related to the acquisition of the additional 24% interest in Chipeta (see Note 2), none of which is deductible for tax purposes.

The Partnership evaluates goodwill for impairment annually, as of October 1, or more often as facts and circumstances warrant. The Partnership has allocated goodwill on its two reporting units: (i) gathering and processing and (ii) transportation. For years 2011 and prior, the first step in the goodwill impairment test was to compare the fair value of each reporting unit to which goodwill had been assigned to the carrying amount of net assets, including goodwill, of the respective reporting unit. For years 2012 and forward, an initial qualitative assessment may be performed prior to proceeding to the first step performed in previous years (described above). If the Partnership concludes, based on qualitative factors, that it is more likely than not that the fair value of the reporting unit exceeds its carrying amount, then goodwill is not impaired, and estimating the fair value of the reporting unit is not necessary. If the carrying amount of the reporting unit exceeds its fair value, goodwill is written down to its implied fair value through a charge to operating expense based on a hypothetical purchase price allocation. The carrying value of goodwill after such an impairment would represent a Level 3 fair value measurement. Estimating the fair value of the Partnership's reporting units was not necessary based on the evaluation as of October 1, 2012, and no goodwill impairment has been recognized in these consolidated financial statements.

Intangible assets policy

Other intangible assets. The intangible asset balance in the consolidated balance sheets includes the fair value, net of amortization, related to the contracts assumed by the Partnership in connection with the Platte Valley acquisition in February 2011, which dedicate certain customers' field production to the acquired gathering and processing system. These long-term contracts provide an extended commercial relationship with the existing customers whereby the Partnership will have the opportunity to gather and process future production from the customers' acreage. These contracts are generally limited, however, by the quantity and production life of the underlying natural gas resource base. Customer contract intangible assets are amortized on a straight-line basis over 50 years, which is the estimated productive life of the reserves covered by the underlying acreage ultimately expected to be produced and gathered or processed through the Partnership's assets subject to current contractual arrangements.

In November 2012, Chipeta entered into interconnect agreements with a third party, whereby the third party will construct, own and operate an inlet interconnect to the Chipeta plant and a redelivery interconnect from the Chipeta plant. Chipeta will pay the third party $3.7 million and will be granted access rights to the third-party infrastructure, thereby providing the Partnership with the ability to enter into processing agreements with additional third-party producers. The Partnership's intangible asset balance as of December 31, 2012, includes this payment, which will be amortized on a straight-line basis over the 10-year life of the agreements.

The Partnership assesses intangible assets for impairment together with related underlying long-lived assets whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. See Property, plant and equipment within this Note 1 for further discussion of management's process to evaluate potential impairment of long-lived assets. No intangible asset impairment has been recognized in these consolidated financial statements. As of December 31, 2012, the carrying value of the Partnership's intangible assets was $55.5 million, net of $2.0 million of accumulated amortization. The Partnership estimates that it will record $1.4 million of intangible asset amortization for each of the next five years. As of December 31, 2011, the carrying value of the Partnership's intangible assets was $52.9 million, net of $0.9 million of accumulated amortization.

Equity-method investments policy

Management evaluates its equity-method investments for impairment whenever events or changes in circumstances indicate that the carrying value of such investments may have experienced a decline in value that is other than temporary. When evidence of loss in value has occurred, management compares the estimated fair value of the investment to the carrying value of the investment to determine whether the investment has been impaired. Management assesses the fair value of equity-method investments using commonly accepted techniques, and may use more than one method, including, but not limited to, recent third-party comparable sales and discounted cash flow models. If the estimated fair value is less than the carrying value, the excess of the carrying value over the estimated fair value is recognized as an impairment loss.

Asset retirement obligations and environmental expenditures policy

Asset retirement obligations. Management recognizes a liability based on the estimated costs of retiring tangible long-lived assets. The liability is recognized at fair value, measured using discounted expected future cash outflows for the asset retirement obligation when the obligation originates, which generally is when an asset is acquired or constructed. The carrying amount of the associated asset is increased commensurate with the liability recognized. Over time, the discounted liability is adjusted to its expected settlement value through accretion expense, which is reported within depreciation, amortization and impairments in the consolidated statements of income. Subsequent to the initial recognition, the liability is also adjusted for any changes in the expected value of the retirement obligation (with a corresponding adjustment to property, plant and equipment) until the obligation is settled. Revisions in estimated asset retirement obligations may result from changes in estimated inflation rates, discount rates, asset retirement costs and the estimated timing of settling asset retirement obligations. See Note 9.

Environmental expenditures. The Partnership expenses environmental obligations related to conditions caused by past operations that do not generate current or future revenues. Environmental obligations related to operations that generate current or future revenues are expensed or capitalized, as appropriate. Liabilities are recorded when the necessity for environmental remediation or other potential environmental liabilities becomes probable and the costs can be reasonably estimated. Accruals for estimated losses from environmental remediation obligations are recognized no later than at the time of the completion of the remediation feasibility study. These accruals are adjusted as additional information becomes available or as circumstances change. Costs of future expenditures for environmental-remediation obligations are not discounted to their present value. See Note 11.

Segments policy

Segments. The Partnership's operations are organized into a single operating segment, the assets of which gather, process, compress, treat and transport Anadarko and third-party natural gas, condensate, NGLs and crude oil in the United States.

Revenues and cost of product policy

Revenues and cost of product. Under its fee-based gathering, treating and processing arrangements, the Partnership is paid a fixed fee based on the volume and thermal content of natural gas and recognizes revenues for its services in the month such services are performed. Producers' wells are connected to the Partnership's gathering systems for delivery of natural gas to the Partnership's processing or treating plants, where the natural gas is processed to extract NGLs and condensate or treated in order to satisfy pipeline specifications. In some areas, where no processing is required, the producers' gas is gathered and delivered to pipelines for market delivery. Under cost-of-service gathering agreements, the Partnership earns fees for gathering and compression services based on rates calculated in a cost-of-service model and reviewed periodically over the life of the agreements. Under percent-of-proceeds contracts, revenue is recognized when the natural gas, NGLs or condensate are sold. The percentage of the product sale paid to the producer is recorded as a related cost of product expense.

The Partnership purchases natural gas volumes at the wellhead for gathering and processing. As a result, the Partnership has volumes of NGLs and condensate to sell and volumes of residue to either sell, to use for system fuel or to satisfy keep-whole obligations. In addition, depending upon specific contract terms, condensate and NGLs recovered during gathering and processing are either returned to the producer or retained and sold. Under keep-whole contracts, when condensate or NGLs are retained and sold, producers are kept whole for the condensate or NGL volumes through the receipt of a thermally equivalent volume of residue. The keep-whole contract conveys an economic benefit to the Partnership when the combined value of the individual NGLs is greater in the form of liquids than as a component of the natural gas stream; however, the Partnership is adversely impacted when the value of the NGLs is lower than the value of the natural gas stream including the liquids. The Partnership has commodity price swap agreements with Anadarko to mitigate exposure to commodity price uncertainty that would otherwise be present as a result of the purchase and sale of natural gas, condensate or NGLs. See Note 5. Revenue is recognized from the sale of condensate and NGLs upon transfer of title and related purchases are recorded as cost of product.

The Partnership earns transportation revenues through firm contracts that obligate each of its customers to pay a monthly reservation or demand charge regardless of the pipeline capacity used by that customer. An additional commodity usage fee is charged to the customer based on the actual volume of natural gas transported. Transportation revenues are also generated from interruptible contracts pursuant to which a fee is charged to the customer based on volumes transported through the pipeline. Revenues for transportation of natural gas and NGLs are recognized over the period of firm transportation contracts or, in the case of usage fees and interruptible contracts, when the volumes are received into the pipeline. From time to time, certain revenues may be subject to refund pending the outcome of rate matters before the Federal Energy Regulatory Commission (the “FERC”) and reserves are established where appropriate.

Proceeds from the sale of residue, NGLs and condensate are reported as revenues from natural gas, natural gas liquids and condensate in the consolidated statements of income. Revenues attributable to the fixed-fee component of gathering and processing contracts as well as demand charges and commodity usage fees on transportation contracts are reported as revenues from gathering, processing and transportation of natural gas and natural gas liquids in the consolidated statements of income.

Equity-based compensation policy

Equity-based compensation. Phantom unit awards are granted under the Western Gas Partners, LP 2008 Long-Term Incentive Plan (the “LTIP”). The LTIP was adopted by the general partner of the Partnership and permits the issuance of up to 2,250,000 units, of which 2,144,947 units remain available for future issuance as of December 31, 2012. Upon vesting of each phantom unit, the holder will receive common units of the Partnership or, at the discretion of the general partner's board of directors, cash in an amount equal to the market value of common units of the Partnership on the vesting date. Equity-based compensation expense attributable to grants made under the LTIP impact the Partnership's cash flows from operating activities only to the extent cash payments are made to a participant in lieu of issuance of common units to the participant. The Partnership amortizes stock-based compensation expense attributable to awards granted under the LTIP over the vesting periods applicable to the awards.

Additionally, the Partnership's general and administrative expenses include equity-based compensation costs allocated by Anadarko to the Partnership for grants made pursuant to (i) the Western Gas Holdings, LLC Equity Incentive Plan, as amended and restated (the “Incentive Plan”) and (ii) the Anadarko Petroleum Corporation 1999 Stock Incentive Plan and the Anadarko Petroleum Corporation 2008 and 2012 Omnibus Incentive Compensation Plans (Anadarko's plans are referred to collectively as the “Anadarko Incentive Plans”). Equity-based compensation granted under the Anadarko Incentive Plans does not impact the Partnership's cash flows from operating activities and is recorded as an adjustment to partners' capital in the consolidated financial statements at the time of contribution. Grants made under equity-based compensation plans result in equity-based compensation expense, which is determined by reference to the fair value of equity compensation. For equity-based awards ultimately settled through the issuance of units or stock, the fair value is measured as of the date of the relevant equity grant. See Note 5.

Income taxes policy

Income taxes. The Partnership generally is not subject to federal income tax or state income tax other than Texas margin tax on the portion of its income that is apportionable to Texas. Deferred state income taxes are recorded on temporary differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases. The Partnership routinely assesses the realizability of its deferred tax assets. If the Partnership concludes that it is more likely than not that some of the deferred tax assets will not be realized, the tax asset is reduced by a valuation allowance. Federal and state current and deferred income tax expense was recorded on the Partnership assets prior to the Partnership's acquisition of these assets from Anadarko.

For periods including and subsequent to the Partnership's acquisition of the Partnership assets, the Partnership makes payments to Anadarko pursuant to the tax sharing agreement entered into between Anadarko and the Partnership for its estimated share of taxes from all forms of taxation, excluding taxes imposed by the United States, that are included in any combined or consolidated returns filed by Anadarko. The aggregate difference in the basis of the Partnership's assets for financial and tax reporting purposes cannot be readily determined as the Partnership does not have access to information about each partner's tax attributes in the Partnership.

The accounting standard for uncertain tax positions defines the criteria an individual tax position must satisfy for any part of the benefit of that position to be recognized in the financial statements. The Partnership had no material uncertain tax positions at December 31, 2012 or 2011.

With respect to assets acquired from Anadarko, the Partnership recorded Anadarko's historic current and deferred income taxes for the periods prior to the Partnership's ownership of the assets. For periods subsequent to the Partnership's acquisition, the Partnership is not subject to tax except for the Texas margin tax and accordingly, does not record current and deferred federal income taxes related to the assets acquired from Anadarko.

Net income per common unit policy

Net income per common unit. The Partnership applies the two-class method in determining net income per unit applicable to master limited partnerships having multiple classes of securities including common units, general partner units and IDRs of the general partner. Under the two-class method, net income per unit is calculated as if all of the earnings for the period were distributed pursuant to the terms of the relevant contractual arrangement. The accounting guidance provides the methodology for and circumstances under which undistributed earnings are allocated to the general partner, limited partners and IDR holders. For the Partnership, earnings per unit is calculated based on the assumption that the Partnership distributes to its unitholders an amount of cash equal to the net income of the Partnership, notwithstanding the general partner's ultimate discretion over the amount of cash to be distributed for the period, the existence of other legal or contractual limitations that would prevent distributions of all of the net income for the period or any other economic or practical limitation on the ability to make a full distribution of all of the net income for the period.

The Partnership's net income for periods including and subsequent to the Partnership's acquisitions of the Partnership assets is allocated to the general partner and the limited partners, including any subordinated unitholders, in accordance with their respective ownership percentages and, when applicable, giving effect to incentive distributions allocable to the general partner. The Partnership's net income allocable to the limited partners is allocated between the common and subordinated unitholders by applying the provisions of the partnership agreement that govern actual cash distributions as if all earnings for the period had been distributed. Specifically, net income equal to the amount of available cash (as defined by the partnership agreement) is allocated to the general partner, common unitholders and subordinated unitholders consistent with actual cash distributions, including incentive distributions allocable to the general partner. Undistributed earnings (net income in excess of distributions) or undistributed losses (available cash in excess of net income) are then allocated to the general partner, common unitholders and subordinated unitholders in accordance with their respective ownership percentages during each period. See Note 4.

Capital lease, lessor income policy

Other assets. For the years ended December 31, 2012 and 2011, other assets on the consolidated balance sheets include $0.4 million and $0.7 million, respectively, for a receivable recognized in conjunction with the capital lease component of a processing agreement assumed in connection with the acquisition of Mountain Gas Resources, LLC (“MGR”). See Note 2. The agreement, in which WES is the lessor, extends through November 2014. Other assets also includes $4.6 million related to the unguaranteed residual value of the processing plant included in the processing agreement, based on a measurement of fair value estimated when the plant was acquired by Anadarko in 2006. Interest income related to the capital lease is recorded to other income (expense), net on the consolidated statements of income.

Summary of Significant Accounting Policies (Table)	12 Months Ended
Dec. 31, 2012
Accounting Policies Abstract
Equity-Method Investments

	Equity Investments
thousands	Fort Union (1)	White Cliffs (2)	Rendezvous (3)
Balance at December 31, 2010	$21,428	$18,978	$74,056
Investment earnings, net of amortization	6,067	4,023	1,171
Contributions	—	93	—
Distributions	(5,227)	(5,384)	(5,388)
Balance at December 31, 2011	$22,268	$17,710	$69,839
Investment earnings, net of amortization	6,383	7,871	1,857
Contributions	—	862	—
Distributions	(5,198)	(8,876)	(6,586)
Balance at December 31, 2012	$23,453	$17,567	$65,110

____________________________________________________________

(1)       The Partnership has a 14.81% interest in Fort Union, a joint venture which owns a gathering pipeline and treating facilities in the Powder River Basin. Anadarko is the construction manager and physical operator of the Fort Union facilities. Certain business decisions, including, but not limited to, decisions with respect to significant expenditures or contractual commitments, annual budgets, material financings, dispositions of assets or amending the owners' firm gathering agreements, require 65% or unanimous approval of the owners.

(2)       The Partnership has a 10% interest in White Cliffs, a limited liability company which owns a crude oil pipeline that originates in Platteville, Colorado and terminates in Cushing, Oklahoma. The third-party majority owner is the manager of the White Cliffs operations. Certain business decisions, including, but not limited to, approval of annual budgets and decisions with respect to significant expenditures, contractual commitments, acquisitions, material financings, dispositions of assets or admitting new members, require more than 75% approval of the members.

(3)       The Partnership has a 22% interest in Rendezvous, a limited liability company that operates gas gathering facilities in Southwestern Wyoming. Certain business decisions, including, but not limited to, decisions with respect to significant expenditures or contractual commitments, annual budgets, material financings, dispositions of assets or amending the members' gas servicing agreements, require unanimous approval of the members.

Acquisitions (tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Acquisitions Table

thousands except unit and	Acquisition	Percentage		Cash	Common	GP Units
percent amounts	Date	Acquired	Borrowings	On Hand	Units Issued	Issued
Granger (1)	01/29/10	100%	$210,000	$31,680	620,689	12,667
Wattenberg (2)	08/02/10	100%	450,000	23,100	1,048,196	21,392
White Cliffs (3)	09/28/10	10%	—	38,047	—	—
Platte Valley (4)	02/28/11	100%	303,000	602	—	—
Bison (5)	07/08/11	100%	—	25,000	2,950,284	60,210
MGR (6)	01/13/12	100%	299,000	159,587	632,783	12,914
Chipeta (7)	08/01/12	24%	—	128,250	151,235	3,086

(1)       The assets acquired from Anadarko include (i) the Granger gathering system with related compressors and other facilities, and (ii) the Granger complex, consisting of cryogenic trains, a refrigeration train, an NGLs fractionation facility and ancillary equipment. These assets, located in southwestern Wyoming, are referred to collectively as the “Granger assets” and the acquisition as the “Granger acquisition.”

(2)       The assets acquired from Anadarko include the Wattenberg gathering system and related facilities, including the Fort Lupton processing plant. These assets, located in the Denver-Julesburg Basin, north and east of Denver, Colorado, are referred to collectively as the “Wattenberg assets” and the acquisition as the “Wattenberg acquisition.”

(3)       White Cliffs owns a crude oil pipeline that originates in Platteville, Colorado and terminates in Cushing, Oklahoma. The Partnership's acquisition of the 0.4% interest in White Cliffs and related purchase option from Anadarko, combined with the acquisition of an additional 9.6% interest in White Cliffs from a third party, are referred to collectively as the “White Cliffs acquisition.” The Partnership's interest in White Cliffs is referred to as the “White Cliffs investment.”

(4)       The assets acquired from a third party include (i) a natural gas gathering system and related compression and other ancillary equipment, and (ii) cryogenic gas processing facilities. These assets, located in the Denver-Julesburg Basin, are referred to collectively as the “Platte Valley assets” and the acquisition as the “Platte Valley acquisition.”

(5)       The Bison gas treating facility acquired from Anadarko is located in the Powder River Basin in northeastern Wyoming and includes (i) three amine treating units, (ii) compressor units, and (iii) generators. These assets are referred to collectively as the “Bison assets” and the acquisition as the “Bison acquisition.” The Bison assets are the only treating and delivery point into the third-party-owned Bison pipeline. The Bison assets were placed in service in June 2010.

(6)       The assets acquired from Anadarko consist of (i) the Red Desert complex, which is located in the greater Green River Basin in southwestern Wyoming, and includes the Patrick Draw processing plant, the Red Desert processing plant, gathering lines, and related facilities, (ii) a 22% interest in Rendezvous, which owns a gathering system serving the Jonah and Pinedale Anticline fields in southwestern Wyoming, and (iii) certain additional midstream assets and equipment. These assets are collectively referred to as the “MGR assets” and the acquisition as the “MGR acquisition.”

(7)       The Partnership acquired Anadarko's then remaining 24% membership interest in Chipeta (as described in Note 1), with the Partnership receiving distributions related to the additional interest beginning July 1, 2012. This transaction brought the Partnership's total membership interest in Chipeta to 75%. The remaining 25% membership interest in Chipeta held by a third-party member is reflected as noncontrolling interests in the consolidated financial statements for all periods presented.

Impact to Historical Consolidated Statement of Income Table

	Year Ended December 31, 2012
	Partnership	Non-Operated
thousands	Historical	Marcellus Interest	Combined
Revenues	$849,440	$61,147	$910,587
Net income	121,876	27,435	149,311

	Year Ended December 31, 2011
	Partnership	Non-Operated
thousands	Historical	Marcellus Interest	Combined
Revenues	$823,265	$46,140	$869,405
Net income	188,346	18,515	206,861

	Year Ended December 31, 2010
	Partnership	Non-Operated
thousands	Historical	Marcellus Interest	Combined
Revenues	$663,274	$-	$663,274
Net income (loss)	157,197	(264)	156,933

Partnership Distributions (tables)	12 Months Ended
Dec. 31, 2012
Distributions Made to Members or Limited Partners [Abstract]
Cash Distributions Table

	Total Quarterly
thousands except per-unit amounts	Distribution	Total Cash	Date of
Quarters Ended	per Unit	Distribution	Distribution
2010
March 31	$0.340	$22,042	May 2010
June 30	$0.350	$24,378	August 2010
September 30	$0.370	$26,381	November 2010
December 31	$0.380	$30,564	February 2011
2011
March 31	$0.390	$33,168	May 2011
June 30	$0.405	$36,063	August 2011
September 30	$0.420	$40,323	November 2011
December 31	$0.440	$43,027	February 2012
2012
March 31	$0.460	$46,053	May 2012
June 30	$0.480	$52,425	August 2012
September 30	$0.500	$56,346	November 2012
December 31 (1)	$0.520	$65,657	February 2013

___________________________________________________________________

(1)       On January 21, 2013, the board of directors of the Partnership's general partner declared a cash distribution to the Partnership's unitholders of $0.52 per unit, or $65.7 million in aggregate, including incentive distributions. The cash distribution was paid on February 12, 2013, to unitholders of record at the close of business on February 1, 2013.

Incentive Distribution Rights Table

			Marginal Percentage
	Total Quarterly Distribution		Interest in Distributions
	Target Amount		Unitholders	General Partner

Minimum quarterly distribution		$0.300	98.0%	2.0%
First target distribution	up to	$0.345	98.0%	2.0%
Second target distribution	above $ 0.345 up to	$0.375	85.0%	15.0%
Third target distribution	above $ 0.375 up to	$0.450	75.0%	25.0%
Thereafter	above	$0.450	50.0%	50.0%

Equity and Partners' Capital (tables)	12 Months Ended
Dec. 31, 2012
Partners Capital Notes Abstract
Equity Offerings Table

				Underwriting
				Discount and
thousands except unit	Common	GP Units	Price Per	Other Offering	Net
and per-unit amounts	Units Issued (2)	Issued (3)	Unit	Expenses	Proceeds
May 2010 equity offering (1)	4,558,700	93,035	$22.25	$4,427	$99,074
November 2010 equity offering	8,415,000	171,734	29.92	10,325	246,729
March 2011 equity offering	3,852,813	78,629	35.15	5,621	132,569
September 2011 equity offering	5,750,000	117,347	35.86	7,655	202,748
June 2012 equity offering	5,000,000	102,041	43.88	7,468	216,409

____________________________________________________________

(1)       Refers collectively to the May 2010 equity offering issuance and the June 2010 exercise of the underwriters' over-allotment option.

(2)       Includes the issuance of 558,700 common units, 915,000 common units, 302,813 common units and 750,000 common units pursuant to the exercise, in full or in part, of the underwriters' over-allotment options granted in connection with the May 2010, November 2010, March 2011 and September 2011 equity offerings, respectively.

(3)       Represents general partner units issued to the general partner in exchange for the general partner's proportionate capital contribution to maintain its 2.0% general partner interest.

Limited Partner and General Partner Units Table

	Common	Subordinated	General
	Units	Units	Partner Units	Total
Balance at December 31, 2010	51,036,968	26,536,306	1,583,128	79,156,402
March 2011 equity offering	3,852,813	—	78,629	3,931,442
Long-Term Incentive Plan awards	14,628	—	299	14,927
Bison acquisition	2,950,284	—	60,210	3,010,494
Conversion of subordinated units	26,536,306	(26,536,306)	—	—
September 2011 equity offering	5,750,000	—	117,347	5,867,347
Balance at December 31, 2011	90,140,999	—	1,839,613	91,980,612
MGR acquisition	632,783	—	12,914	645,697
Long-Term Incentive Plan awards	12,570	—	257	12,827
June 2012 equity offering	5,000,000	—	102,041	5,102,041
Chipeta acquisition	151,235	—	3,086	154,321
WGP unit purchase agreement	8,722,966	—	178,019	8,900,985
Balance at December 31, 2012	104,660,553	—	2,135,930	106,796,483

Calculation of Net Income Per Unit Table

	Year Ended December 31,
thousands except per-unit amounts	2012	2011	2010
Net income attributable to Western Gas Partners, LP	$134,421	$192,758	$145,928
Pre-acquisition net (income) loss allocated to Anadarko	(27,435)	(52,599)	(31,797)
General partner interest in net (income) loss	(28,089)	(8,599)	(3,067)
Limited partners’ interest in net income	$78,897	$131,560	$111,064

Net income allocable to common units	$78,897	$110,542	$68,410
Net income allocable to subordinated units	—	21,018	42,654
Limited partners’ interest in net income	$78,897	$131,560	$111,064

Net income per unit – basic and diluted
Common units	$0.84	$1.64	$1.66
Subordinated units	$—	$1.28	$1.61

Weighted average units outstanding – basic and diluted
Common units	93,936	67,333	41,287
Subordinated units	—	16,431	26,536

Transactions With Affiliates (tables)	12 Months Ended
Dec. 31, 2012
Transactions With Affiliates [Abstract]
Commodity Price Swap Agreements Table

	Year Ended December 31,
per barrel except natural gas	2013			2014			2015			2016

Ethane	$18.32	−	30.10	$18.36	−	30.53	$18.41	−	23.41	$23.11
Propane	$45.90	−	55.84	$46.47	−	53.78	$47.08	−	52.99	$52.90
Isobutane	$60.44	−	77.66	$61.24	−	75.13	$62.09	−	74.02	$73.89
Normal butane	$53.20	−	68.24	$53.89	−	66.01	$54.62	−	65.04	$64.93
Natural gasoline	$70.89	−	92.23	$71.85	−	83.04	$72.88	−	81.82	$81.68
Condensate	$74.04	−	85.84	$75.22	−	83.04	$76.47	−	81.82	$81.68
Natural gas (per MMbtu)	$3.75	−	6.09	$4.45	−	6.20	$4.66	−	5.96	$4.87

Gains (Losses) on Commodity Price Swap Agreements Table

	Year Ended December 31,
thousands	2012	2011	2010
Gains (losses) on commodity price swap agreements
related to sales: (1)
Natural gas sales	$37,665	$33,845	$20,200
Natural gas liquids sales	66,260	(36,802)	2,953
Total	103,925	(2,957)	23,153
Losses on commodity price swap agreements
related to purchases (2)	(89,710)	(27,234)	(23,344)
Net gains (losses) on commodity price swap agreements	$14,215	$(30,191)	$(191)

___________________________________________________________________

(1)       Reported in affiliate natural gas, NGLs and condensate sales in the consolidated statements of income in the period in which the related sale is recorded.

(2)       Reported in cost of product in the consolidated statements of income in the period in which the related purchase is recorded.

LTIP Award Activity Table

	2012		2011		2010
	Weighted-		Weighted-		Weighted-
	Average		Average		Average
	Grant-Date		Grant-Date		Grant-Date
	Fair Value	Units	Fair Value	Units	Fair Value	Units

Phantom units outstanding
at beginning of year	$33.92	23,978	$20.19	17,503	$15.02	21,970
Vested	$33.20	(14,260)	$20.51	(15,119)	$15.02	(19,751)
Granted	$45.91	15,901	$35.66	21,594	$20.94	15,284
Phantom units outstanding
at end of year	$41.77	25,619	$33.92	23,978	$20.19	17,503

Equipment Purchase and Sale

	Purchases			Sales

	Year Ended December 31,
thousands	2012	2011	2010	2012	2011	2010
Net carrying value	$8,009	$1,998	$429	$393	$316	$2,576
Cash consideration	24,705	3,837	361	760	382	2,805
Partners’ capital adjustment	$16,696	$1,839	$(68)	$367	$66	$229

Summary of Affiliate Transactions Table

	Year Ended December 31,
thousands	2012	2011	2010
Revenues (1)	$704,137	$658,680	$571,628
Cost of product (1)	145,250	83,722	95,667
Operation and maintenance (2)	51,237	51,339	46,379
General and administrative (3)	92,847	33,305	24,137
Operating expenses	289,334	168,366	166,183
Interest income, net (4)	16,900	24,106	20,243
Interest expense (5)	2,766	4,935	6,924
Distributions to unitholders (6)	98,280	68,039	52,337
Contributions from noncontrolling interest owners (7)	12,588	16,476	2,019
Distributions to noncontrolling interest owners (7)	6,528	9,437	6,476

____________________________________________________________

(1)       Represents amounts recognized under gathering, treating or processing agreements, and purchase and sale agreements.

(2)       Represents expenses incurred during periods including and subsequent to the date of the acquisition of the Partnership assets, as well as expenses incurred by Anadarko on a historical basis related to the Partnership assets prior to the acquisition of such assets by the Partnership.

(3)       Represents general and administrative expense incurred during periods including and subsequent to the date of the Partnership's acquisition of the Partnership assets, as well as a management services fee for reimbursement of expenses incurred by Anadarko for periods prior to the acquisition of the Partnership assets by the Partnership. These amounts include equity-based compensation expense allocated to the Partnership by Anadarko (see Anadarko Incentive Plans and Incentive Plan within this Note 5).

(4)       Represents interest income recognized on the note receivable from Anadarko. This line item also includes interest income, net on affiliate balances related to the MGR assets, Bison assets, White Cliffs investment and Wattenberg assets for periods prior to the acquisition of such assets. Beginning December 7, 2011, Anadarko discontinued charging interest on intercompany balances. The outstanding affiliate balances on the aforementioned assets prior to their acquisition were entirely settled through an adjustment to net investment by Anadarko.

(5)       Represents interest expense recognized on the note payable to Anadarko (see Note 10) and interest imputed on the reimbursement payable to Anadarko for certain expenditures Anadarko incurred in 2011 related to the construction of the Brasada and Lancaster plants. During 2012, the Partnership repaid the note payable to Anadarko and the reimbursement payable to Anadarko related to the construction of the Brasada and Lancaster plants. See Note receivable from and amounts payable to Anadarko within this Note 5.

(6)       Represents distributions paid under the partnership agreement.

(7)       As described in Note 1 and Note 2, the Partnership acquired Anadarko's then remaining 24% membership interest in Chipeta on August 1, 2012, and accounted for the acquisition on a prospective basis. As such, contributions from noncontrolling interest owners and distributions to noncontrolling interest owners subsequent to the acquisition date no longer reflect contributions from or distributions to Anadarko.

Income Taxes (tables)	12 Months Ended
Dec. 31, 2012
Income Tax Expense Benefit Abstract
ScheduleOfComponentsOfIncomeTaxExpenseBenefitTableTextBlock

	Year Ended December 31,
thousands	2012	2011	2010

Current income tax expense (benefit)
Federal income tax expense (benefit)	$(7,555)	$15,248	$10,476
State income tax expense (benefit)	(1,843)	322	1,502
Total current income tax expense (benefit)	(9,398)	15,570	11,978
Deferred income tax expense (benefit)
Federal income tax expense	22,328	13,075	9,673
State income tax expense (benefit)	7,785	3,505	(134)
Total deferred income tax expense	30,113	16,580	9,539
Total income tax expense	$20,715	$32,150	$21,517

ScheduleOfEffectiveIncomeTaxRateReconciliationTableTextBlock

	Year Ended December 31,
thousands except percentages	2012	2011	2010

Income before income taxes	$170,026	$239,011	$178,450
Statutory tax rate	0%	0%	0%
Tax computed at statutory rate	$—	$—	$—
Adjustments resulting from:
Federal taxes on income attributable to Partnership assets pre-acquisition	17,251	29,502	20,534
State taxes on income attributable to Partnership assets pre-acquisition
(net of federal benefit)	2,206	1,984	683
Texas margin tax expense (benefit)	1,258	664	300
Income tax expense	$20,715	$32,150	$21,517

Effective tax rate	12%	13%	12%

ScheduleOfDeferredTaxAssetsAndLiabilitiesTableTextBlock

	December 31,
thousands	2012	2011

Credit carryforwards	$14	$14
Net current deferred income tax assets	14	14
Depreciable property	(47,558)	(99,733)
Partnership basis	—	(24,481)
Credit carryforwards	541	556
Other	(136)	114
Net long-term deferred income tax liabilities	(47,153)	(123,544)
Total net deferred income tax liabilities	$(47,139)	$(123,530)

Property, Plant and Equipment (table)	12 Months Ended
Dec. 31, 2012
Property Plant And Equipment Abstract
Property, Plant and Equipment Table

	Estimated	December 31,
thousands	Useful Life	2012	2011

Land	n/a	$501	$364
Gathering systems	5 to 47 years	2,911,572	2,479,184
Pipelines and equipment	15 to 45 years	91,126	90,883
Assets under construction	n/a	422,002	132,913
Other	3 to 25 years	7,191	4,927
Total property, plant and equipment		3,432,392	2,708,271
Accumulated depreciation		714,436	587,119
Net property, plant and equipment		$2,717,956	$2,121,152

Accrued Liabilities (table)	12 Months Ended
Dec. 31, 2012
Accrued Liabilities Current Abstract
Accrued Liabilities Table

	December 31,
thousands	2012	2011
Accrued capital expenditures	$112,311	$60,391
Accrued plant purchases	16,350	19,607
Accrued interest expense	15,868	2,251
Accrued charges under COO Agreement (see Note 2)	—	5,299
Short-term asset retirement obligations	1,711	875
Short-term remediation and reclamation obligations	799	1,679
Other	612	1,935
Total accrued liabilities	$147,651	$92,037

Asset Retirement Obligations (table)	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation Disclosure [Abstract]
ScheduleOfChangeInAssetRetirementObligationTableTextBlock

	Year Ended December 31,
thousands	2012	2011
Carrying amount of asset retirement obligations at beginning of year	$64,345	$45,269
Liabilities incurred	9,414	15,462
Liabilities settled	(786)	(133)
Accretion expense	4,270	3,791
Revisions in estimated liabilities	(10,520)	(44)
Carrying amount of asset retirement obligations at end of year	$66,723	$64,345

Debt and Interest Expense (tables)	12 Months Ended
Dec. 31, 2012
Debt Instruments Abstract
Debt Outstanding Table

	December 31, 2012			December 31, 2011
		Carrying	Fair		Carrying	Fair
thousands	Principal	Value	Value (1)	Principal	Value	Value (1)
4.000% Senior Notes due 2022	$670,000	$673,617	$669,928	$—	$—	$—
5.375% Senior Notes due 2021	500,000	494,661	499,946	500,000	494,178	499,950
Note payable to Anadarko	—	—	—	175,000	175,000	174,528
Total debt outstanding	$1,170,000	$1,168,278	$1,169,874	$675,000	$669,178	$674,478

_______________________________________________________

(1)       Fair value is measured using Level 2 inputs.

Debt Activity Table

thousands	Carrying Value

Balance as of December 31, 2010	$474,000
Revolving credit facility borrowings	570,000
Repayment of revolving credit facility	(619,000)
Repayment of Wattenberg term loan	(250,000)
Revolving credit facility borrowings – Swingline	30,000
Repayment of revolving credit facility – Swingline	(30,000)
Issuance of 5.375% Senior Notes due 2021	500,000
Other and changes in debt discount	(5,822)
Balance as of December 31, 2011	$669,178
Revolving credit facility borrowings	374,000
Issuance of 4.000% Senior Notes due 2022	670,000
Repayment of revolving credit facility	(374,000)
Repayment of note payable to Anadarko	(175,000)
Revolving credit facility borrowings – Swingline	20,000
Repayment of revolving credit facility – Swingline	(20,000)
Other and changes in debt discount or premium	4,100
Balance as of December 31, 2012	$1,168,278

Interest Expense Table

	Year Ended December 31,
thousands	2012	2011	2010
Third parties
Interest expense on long-term debt	$41,171	$20,533	$8,530
Amortization of debt issuance costs and commitment fees (1)	4,319	5,297	3,340
Capitalized interest (2)	(6,196)	(420)	—
Total interest expense – third parties	39,294	25,410	11,870
Affiliates
Interest expense on note payable to Anadarko (3)	2,440	4,935	6,828
Interest expense on affiliate balances (4)	326	—	—
Credit facility commitment fees	—	—	96
Total interest expense – affiliates	2,766	4,935	6,924
Interest expense	$42,060	$30,345	$18,794

___________________________________________________________________

(1)       For the year ended December 31, 2012, includes $1.1 million of amortization of (i) the original issue discount for the June 2012 offering partially offset by the original issue premium for the October 2012 offering of the 2022 Notes, (ii) original issue discount for the 2021 Notes and (iii) underwriters' fees. For the year ended December 31, 2011, includes $0.5 million of amortization of the original issue discount and underwriters' fees for the 2021 Notes.

(2)       For the year ended December 31, 2012, $2.2 million of interest associated with capital projects at Chipeta was capitalized and $3.5 million of interest associated with the construction of the Brasada and Lancaster gas processing facilities was capitalized. See Note 5.

(3)       In June 2012, the note payable to Anadarko was repaid in full. See Note payable to Anadarko within this Note 10.

(4)       Imputed interest expense on the reimbursement payable to Anadarko for certain expenditures Anadarko incurred in 2011 related to the construction of the Brasada and Lancaster plants. During 2012, the Partnership repaid the reimbursement payable to Anadarko related to the construction of the Brasada and Lancaster plants. See Note 5.

Commitments and Contingencies (table)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

thousands	Operating Leases

2013	$235
2014	169
2015	169
2016	169
2017	169
Thereafter	42
Total	$953

Summary of Significant Accounting Policies - Equity Method Investments (details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule Of Equity Method Investments Line Items
Balance	$ 109,817	[1]
Contributions	862	[1]	93	[1]	310	[1]
Balance	106,130	[1]	109,817	[1]
Fort Union [Member]
Schedule Of Equity Method Investments Line Items
Balance	22,268		21,428
Investment earnings, net of amortization	6,383		6,067
Distributions	(5,198)		(5,227)
Balance	23,453		22,268
Table Text Block Supplement Abstract
Ownership interest	14.81%
Approval Percentage	65.00%
White Cliffs [Member]
Schedule Of Equity Method Investments Line Items
Balance	17,710		18,978
Investment earnings, net of amortization	7,871		4,023
Contributions	862		93
Distributions	(8,876)		(5,384)
Balance	17,567		17,710
Table Text Block Supplement Abstract
Ownership interest	10.00%
Approval Percentage	75.00%
Rendezvous [Member]
Schedule Of Equity Method Investments Line Items
Balance	69,839		74,056
Investment earnings, net of amortization	1,857		1,171
Distributions	(6,586)		(5,388)
Balance	$ 65,110		$ 69,839
Table Text Block Supplement Abstract
Ownership interest	22.00%
Approval Percentage	100.00%

[1]	Financial information has been recast to include the financial position and results attributable to the Non-Operated Marcellus Interest. See Note 2.

Summary of Significant Accounting Policies - Additional Information (details) (USD $)	1 Months Ended						12 Months Ended					12 Months Ended			1 Months Ended	12 Months Ended							1 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011	Mar. 31, 2011	Nov. 30, 2010	May 31, 2010		Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2012 Long Term Incentive Plan [Member]	Dec. 31, 2012 Fort Union [Member]	Dec. 31, 2012 Rendezvous [Member]	Dec. 31, 2012 White Cliffs [Member]	Jul. 31, 2009 Chipeta Processing Limited Liability Company [Member]	Dec. 31, 2012 Chipeta Processing Limited Liability Company [Member]	Dec. 31, 2012 Non-Operated Marcellus Interest [Member]	Dec. 31, 2012 Newcastle [Member]	Dec. 31, 2012 Affiliated Entity Member White Cliffs [Member]	Dec. 31, 2012 Affiliated Entity Member Chipeta Processing Limited Liability Company [Member]	Jul. 31, 2009 Affiliated Entity Member Chipeta Processing Limited Liability Company [Member]	Dec. 31, 2012 Third Parties [Member] Chipeta Processing Limited Liability Company [Member]	Dec. 31, 2012 Western Gas Equity Partners [Member]	Dec. 31, 2012 Western Gas Equity Partners [Member]	Dec. 31, 2012 Western Gas Equity Partners [Member] Underwriter Over-Allotment Option	Dec. 31, 2012 Gathering System [Member] Operated [Member]	Dec. 31, 2012 Gathering System [Member] Non Operated Interest [Member]	Dec. 31, 2012 Gathering System [Member] Operated Interest [Member]	Dec. 31, 2012 Natural Gas Treating Facilities [Member] Operated [Member]	Dec. 31, 2012 Natural Gas Processing Facilities [Member] Operated [Member]	Dec. 31, 2012 Natural Gas Processing Facilities [Member] Operated Interest [Member]	Dec. 31, 2012 Natural Gas Liquids Pipeline [Member] Operated [Member]	Dec. 31, 2012 Interstate Gas Pipeline [Member] Operated [Member]	Dec. 31, 2012 Intrastate Gas Pipeline [Member] Operated [Member]
Assets, number of units																										12	2	1	7	7	2	2	1	1
Ownership interest												14.81%	22.00%		51.00%		33.75%	50.00%	0.40%					100.00%
Ownership interest by noncontrolling owners																				24.00%	24.00%	25.00%
Bad-debt reserve							$ 0	$ 17,000
Natural gas imbalance receivables							1,700,000	2,300,000
Natural gas imbalance payables							3,100,000	3,100,000
Goodwill							105,336,000 [1]	99,536,000	[1]	82,136,000
Straight-line basis of amortization							50 years									10 years
Customer relationship intangible assets							55,500,000	52,900,000								3,700,000
Accumulated amortization of customer relationship intangible assets							2,000,000	900,000
Equity method investment difference between carrying and underlying value												2,600,000	45,900,000	9,800,000
Capital lease receivable							400,000	700,000
Unguaranteed residual value							4,600,000
Units available under LTIP											2,144,947
Units authorized under LTIP											2,250,000
Percentage ownership of general partner																								2.00%
Common units issued																							19,758,150	19,758,150	2,577,150
Price per unit	$ 43.88	$ 35.86	$ 35.15	$ 29.92	$ 22.25	[2]																	$ 22
Proceeds From Issuance Of Private Placement																							409,400,000
Estimated future amortization							1,400,000
Outstanding checks in excess of bank account balances							$ 11,600,000	$ 9,800,000

[1]	Financial information has been recast to include the financial position and results attributable to the Non-Operated Marcellus Interest. See Note 2.
[2]	Refers collectively to the May 2010 equity offering issuance and the June 2010 exercise of the underwriters’ over-allotment option.

Acquisitions - Acquisitions Table (details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended																1 Months Ended								1 Months Ended			12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2012 Affiliated Entity Member		Dec. 31, 2011 Affiliated Entity Member		Dec. 31, 2010 Affiliated Entity Member		Dec. 31, 2011 Third Parties [Member]		Dec. 31, 2010 Third Parties [Member]		Jan. 31, 2010 Granger [Member]	Aug. 31, 2010 Wattenberg [Member]	Sep. 30, 2010 White Cliffs [Member]	Sep. 30, 2010 White Cliffs [Member] Affiliated Entity Member	Sep. 30, 2010 White Cliffs [Member] Third Parties [Member]	Feb. 28, 2011 Platte Valley [Member]	Jul. 31, 2011 Bison [Member]	Jul. 31, 2011 Bison [Member] Amine Treating Unit [Member]	Jan. 31, 2012 Mountain Gas Resources [Member]	Jan. 31, 2012 Mountain Gas Resources [Member] Rendezvous [Member]	Aug. 31, 2012 Chipeta Processing LLC	Dec. 31, 2012 Chipeta Processing LLC	Aug. 31, 2012 Chipeta Processing LLC Affiliated Entity Member
Business Acquisition Line Items
Percentage acquired																	100.00%	100.00%	10.00%	0.40%	9.60%	100.00%	100.00%		100.00%	22.00%	24.00%	75.00%
Borrowings	$ 1,041,648	[1]	$ 1,055,939	[1]	$ 660,000	[1]											$ 210,000	$ 450,000				$ 303,000			$ 299,000
Cash on hand							$ 611,719	[1]	$ 28,837	[1]	$ 734,780	[1]	$ 301,957	[1]	$ 18,047	[1]	$ 31,680	$ 23,100	$ 38,047			$ 602	$ 25,000		$ 159,587		$ 128,250
Common units issued																	620,689	1,048,196					2,950,284		632,783		151,235
GP units issued	2,135,930		1,839,613														12,667	21,392					60,210		12,914		3,086
Table Text Block Supplement Abstract
Assets, number of units																								3
Ownership interest by noncontrolling owners																												25.00%	24.00%

[1]	Financial information has been recast to include the financial position and results attributable to the Non-Operated Marcellus Interest. See Note 2.

Acquisitions - Impact to Historical Consolidated Statement of Income Table (details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Prior Period Adjustments [Line Items]
Revenues	$ 910,587	[1]	$ 869,405	[1]	$ 663,274	[1]
Net income	149,311	[1]	206,861	[1]	156,933	[1]
Partnership Historical
Prior Period Adjustments [Line Items]
Revenues	849,440		823,265		663,274
Net income	121,876		188,346		157,197
Non-Operated Marcellus Interest [Member]
Prior Period Adjustments [Line Items]
Revenues	61,147		46,140
Net income	$ 27,435		$ 18,515		$ (264)

[1]	Financial information has been recast to include the financial position and results attributable to the Non-Operated Marcellus Interest. See Note 2.

Acquisitions - Additional Information (details) (USD $)	12 Months Ended						0 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Mar. 01, 2013 Non-Operated Marcellus Interest [Member]	Mar. 01, 2013 Non-Operated Marcellus Interest [Member]
Business Acquisition Line Items
Percentage acquired							33.75%
Total consideration for acquisition								$ 465,500,000
Common units issued								449,129
Borrowings	1,041,648,000	[1]	1,055,939,000	[1]	660,000,000	[1]	250,000,000
Cash on hand							$ 215,500,000

[1]	Financial information has been recast to include the financial position and results attributable to the Non-Operated Marcellus Interest. See Note 2.

Partnership Distributions - Cash Distributions Table (details) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended
	May 31, 2008	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010
Distributions Made to Members or Limited Partners [Abstract]
Total Quarterly Distribution per Unit	$ 0.3	$ 0.52	[1]	$ 0.5	$ 0.48	$ 0.46	$ 0.44	$ 0.42	$ 0.405	$ 0.39	$ 0.38	$ 0.37	$ 0.35	$ 0.34
Total Cash Distribution		$ 65,657	[1]	$ 56,346	$ 52,425	$ 46,053	$ 43,027	$ 40,323	$ 36,063	$ 33,168	$ 30,564	$ 26,381	$ 24,378	$ 22,042

[1]	On January 21, 2013, the board of directors of the Partnership’s general partner declared a cash distribution to the Partnership’s unitholders of $0.52 per unit, or $65.7 million in aggregate, including incentive distributions. The cash distribution was paid on February 12, 2013, to unitholders of record at the close of business on February 1, 2013.

Partnership Distributions - Incentive Distribution Rights Table (details) (USD $)	1 Months Ended	3 Months Ended
	May 31, 2008	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010
Incentive Distribution Made To Managing Member Or General Partner Line Items
Total Quarterly Distribution Target Amount	$ 0.3	$ 0.52	[1]	$ 0.5	$ 0.48	$ 0.46	$ 0.44	$ 0.42	$ 0.405	$ 0.39	$ 0.38	$ 0.37	$ 0.35	$ 0.34
General Partner Member
Incentive Distribution Made To Managing Member Or General Partner Line Items
Marginal Percentage Interest In Distributions	2.00%
General Partner Member | First Target [Member]
Incentive Distribution Made To Managing Member Or General Partner Line Items
Marginal Percentage Interest In Distributions	2.00%
General Partner Member | Second Target [Member]
Incentive Distribution Made To Managing Member Or General Partner Line Items
Marginal Percentage Interest In Distributions	15.00%
General Partner Member | Third Target [Member]
Incentive Distribution Made To Managing Member Or General Partner Line Items
Marginal Percentage Interest In Distributions	25.00%
General Partner Member | Thereafter [Member]
Incentive Distribution Made To Managing Member Or General Partner Line Items
Marginal Percentage Interest In Distributions	50.00%
Unitholders
Incentive Distribution Made To Managing Member Or General Partner Line Items
Marginal Percentage Interest In Distributions	98.00%
Unitholders | First Target [Member]
Incentive Distribution Made To Managing Member Or General Partner Line Items
Marginal Percentage Interest In Distributions	98.00%
Unitholders | Second Target [Member]
Incentive Distribution Made To Managing Member Or General Partner Line Items
Marginal Percentage Interest In Distributions	85.00%
Unitholders | Third Target [Member]
Incentive Distribution Made To Managing Member Or General Partner Line Items
Marginal Percentage Interest In Distributions	75.00%
Unitholders | Thereafter [Member]
Incentive Distribution Made To Managing Member Or General Partner Line Items
Marginal Percentage Interest In Distributions	50.00%
Minimum [Member] | First Target [Member]
Incentive Distribution Made To Managing Member Or General Partner Line Items
Total Quarterly Distribution Target Amount	$ 0.3
Minimum [Member] | Second Target [Member]
Incentive Distribution Made To Managing Member Or General Partner Line Items
Total Quarterly Distribution Target Amount	$ 0.345
Minimum [Member] | Third Target [Member]
Incentive Distribution Made To Managing Member Or General Partner Line Items
Total Quarterly Distribution Target Amount	$ 0.375
Maximum [Member] | First Target [Member]
Incentive Distribution Made To Managing Member Or General Partner Line Items
Total Quarterly Distribution Target Amount	$ 0.345
Maximum [Member] | Second Target [Member]
Incentive Distribution Made To Managing Member Or General Partner Line Items
Total Quarterly Distribution Target Amount	$ 0.375
Maximum [Member] | Third Target [Member]
Incentive Distribution Made To Managing Member Or General Partner Line Items
Total Quarterly Distribution Target Amount	$ 0.45
Maximum [Member] | Thereafter [Member]
Incentive Distribution Made To Managing Member Or General Partner Line Items
Total Quarterly Distribution Target Amount	$ 0.45

[1]	On January 21, 2013, the board of directors of the Partnership’s general partner declared a cash distribution to the Partnership’s unitholders of $0.52 per unit, or $65.7 million in aggregate, including incentive distributions. The cash distribution was paid on February 12, 2013, to unitholders of record at the close of business on February 1, 2013.

Partnership Distributions - Additional Information (details)	12 Months Ended
Dec. 31, 2012
Distributions Made to Members or Limited Partners [Abstract]
Partnership agreement day requirement of distribution of available cash	45 days

Equity and Partners' Capital - Equity Offerings Table (details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended										12 Months Ended
	Jun. 30, 2012		Sep. 30, 2011		Mar. 31, 2011		Nov. 30, 2010		May 31, 2010		Dec. 31, 2012
Capital Unit [Line Items]
Price per unit	43.88		35.86		35.15		29.92		22.25	[1]
Underwriting discount and other offering expenses	7,468		7,655		5,621		10,325		4,427	[1]
Net proceeds	216,409		202,748		132,569		246,729		99,074	[1]
Common [Member]
Capital Unit [Line Items]
Units Issued	5,000,000	[2]	5,750,000	[2]	3,852,813	[2]	8,415,000	[2]	4,558,700	[1],[2]
Common [Member] | Option On Securities Member
Capital Unit [Line Items]
Units Issued			750,000		302,813		915,000		558,700
General Partner Member
Capital Unit [Line Items]
Units Issued	102,041	[3]	117,347	[3]	78,629	[3]	171,734	[3]	93,035	[1],[3]
Table Text Block Supplement Abstract
General partner's interest											2.00%

[1]	Refers collectively to the May 2010 equity offering issuance and the June 2010 exercise of the underwriters’ over-allotment option.
[2]	Includes the issuance of 558,700 common units, 915,000 common units, 302,813 common units and 750,000 common units pursuant to the exercise, in full or in part, of the underwriters’ over-allotment options granted in connection with the May 2010, November 2010, March 2011 and September 2011 equity offerings, respectively.
[3]	Represents general partner units issued to the general partner in exchange for the general partner’s proportionate capital contribution to maintain its 2.0% general partner interest

Equity and Partners' Capital - Limited Partner and General Partner Units (details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Capital Unit [Line Items]
Balance	91,980,612	79,156,402
Long-Term Incentive Plan Awards	12,827	14,927
Balance	106,796,483	91,980,612
March 2011 Equity Offering [Member]
Capital Unit [Line Items]
Equity offering		3,931,442
Bison [Member]
Capital Unit [Line Items]
Acquisition		3,010,494
September 2011 Equity Offering [Member]
Capital Unit [Line Items]
Equity offering		5,867,347
Mountain Gas Resources [Member]
Capital Unit [Line Items]
Acquisition	645,697
June 2012 Equity Offering [Member]
Capital Unit [Line Items]
Equity offering	5,102,041
Chipeta Processing LLC
Capital Unit [Line Items]
Acquisition	154,321
WGP
Capital Unit [Line Items]
WGP unit purchase agreement	8,900,985
Common [Member]
Capital Unit [Line Items]
Balance	90,140,999	51,036,968
Long-Term Incentive Plan Awards	12,570	14,628
Conversion of subordinated units		26,536,306
Balance	104,660,553	90,140,999
Common [Member] | March 2011 Equity Offering [Member]
Capital Unit [Line Items]
Equity offering		3,852,813
Common [Member] | Bison [Member]
Capital Unit [Line Items]
Acquisition		2,950,284
Common [Member] | September 2011 Equity Offering [Member]
Capital Unit [Line Items]
Equity offering		5,750,000
Common [Member] | Mountain Gas Resources [Member]
Capital Unit [Line Items]
Acquisition	632,783
Common [Member] | June 2012 Equity Offering [Member]
Capital Unit [Line Items]
Equity offering	5,000,000
Common [Member] | Chipeta Processing LLC
Capital Unit [Line Items]
Acquisition	151,235
Common [Member] | WGP
Capital Unit [Line Items]
WGP unit purchase agreement	8,722,966
General Partner Member
Capital Unit [Line Items]
Balance	1,839,613	1,583,128
Long-Term Incentive Plan Awards	257	299
Balance	2,135,930	1,839,613
General Partner Member | March 2011 Equity Offering [Member]
Capital Unit [Line Items]
Equity offering		78,629
General Partner Member | Bison [Member]
Capital Unit [Line Items]
Acquisition		60,210
General Partner Member | September 2011 Equity Offering [Member]
Capital Unit [Line Items]
Equity offering		117,347
General Partner Member | Mountain Gas Resources [Member]
Capital Unit [Line Items]
Acquisition	12,914
General Partner Member | June 2012 Equity Offering [Member]
Capital Unit [Line Items]
Equity offering	102,041
General Partner Member | Chipeta Processing LLC
Capital Unit [Line Items]
Acquisition	3,086
General Partner Member | WGP
Capital Unit [Line Items]
WGP unit purchase agreement	178,019
Subordinated [Member]
Capital Unit [Line Items]
Balance		26,536,306
Conversion of subordinated units		(26,536,306)

Equity and Partners' Capital - Calculation of Net Income Per Unit Table (details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Earnings Per Unit [Line Items]
Net income attributable to Western Gas Partners, LP	$ 134,421	[1]	$ 192,758	[1]	$ 145,928	[1]
Pre-acquisition net (income) loss allocated to Anadarko	(27,435)	[1]	(52,599)	[1]	(31,797)	[1]
General partner interest in net (income) loss	(28,089)	[1],[2]	(8,599)	[1],[2]	(3,067)	[1],[2]
Limited partners' interest in net income	78,897	[1],[2]	131,560	[1],[2]	111,064	[1],[2]
Common [Member]
Earnings Per Unit [Line Items]
Limited partners' interest in net income	78,897		110,542		68,410
Common [Member] | Limited Partners Member
Net income per unit - basic and diluted
Net income per unit - basic and diluted	$ 0.84	[1]	$ 1.64	[1]	$ 1.66	[1]
Weighted average units outstanding - basic and diluted
Weighted average units outstanding - basic and diluted	93,936		67,333		41,287
Subordinated [Member]
Earnings Per Unit [Line Items]
Limited partners' interest in net income			$ 21,018		$ 42,654
Subordinated [Member] | Limited Partners Member
Net income per unit - basic and diluted
Net income per unit - basic and diluted			$ 1.28	[1],[3]	$ 1.61	[1],[3]
Weighted average units outstanding - basic and diluted
Weighted average units outstanding - basic and diluted			16,431		26,536

[1]	Financial information has been recast to include the financial position and results attributable to the Non-Operated Marcellus Interest. See Note 2.
[2]	Represents net income for periods including and subsequent to the acquisition of the Partnership assets (as defined in Note 1). See Note 4.
[3]	All subordinated units were converted to common units on a one-for-one basis on August 15, 2011. See Note 4.

Equity and Partners' Capital - Additional Information (details) (USD $)	1 Months Ended								1 Months Ended	12 Months Ended			12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011	Mar. 31, 2011	Nov. 30, 2010	May 31, 2010		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 WGP And Affiliates [Member]	Dec. 31, 2012 WGP And Affiliates [Member]	Dec. 31, 2011 Common [Member]	Dec. 31, 2012 Common [Member]	Dec. 31, 2012 Common [Member] Public [Member]	Dec. 31, 2012 Common [Member] WGP And Affiliates [Member]	Dec. 31, 2011 Subordinated [Member]	Dec. 31, 2012 Incentive Distribution Rights [Member] WGP And Affiliates [Member]
Schedule Of Investments Line Items
Units owned											90,140,999	104,660,553	55,364,348	49,296,205
Ownership interest													51.80%	46.20%
General partner units owned							2,135,930	1,839,613	2,135,930	2,135,930
General partner's interest										2.00%						100.00%
Conversion of subordinated units											26,536,306				(26,536,306)
Price per unit	$ 43.88	$ 35.86	$ 35.15	$ 29.92	$ 22.25	[1]			$ 46

[1]	Refers collectively to the May 2010 equity offering issuance and the June 2010 exercise of the underwriters’ over-allotment option.

Transactions With Affiliates - Commodity Price Per Unit Table (details)	Dec. 31, 2012
Ethane [Member] | Year 2016 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	23.11
Ethane [Member] | Minimum [Member] | Year 2013 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	18.32
Ethane [Member] | Minimum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	18.36
Ethane [Member] | Minimum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	18.41
Ethane [Member] | Maximum [Member] | Year 2013 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	30.1
Ethane [Member] | Maximum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	30.53
Ethane [Member] | Maximum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	23.41
Public Utilities, Inventory, Propane [Member] | Year 2016 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	52.9
Public Utilities, Inventory, Propane [Member] | Minimum [Member] | Year 2013 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	45.9
Public Utilities, Inventory, Propane [Member] | Minimum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	46.47
Public Utilities, Inventory, Propane [Member] | Minimum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	47.08
Public Utilities, Inventory, Propane [Member] | Maximum [Member] | Year 2013 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	55.84
Public Utilities, Inventory, Propane [Member] | Maximum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	53.78
Public Utilities, Inventory, Propane [Member] | Maximum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	52.99
Isobutane [Member] | Year 2016 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	73.89
Isobutane [Member] | Minimum [Member] | Year 2013 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	60.44
Isobutane [Member] | Minimum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	61.24
Isobutane [Member] | Minimum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	62.09
Isobutane [Member] | Maximum [Member] | Year 2013 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	77.66
Isobutane [Member] | Maximum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	75.13
Isobutane [Member] | Maximum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	74.02
Normal Butane [Member] | Year 2016 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	64.93
Normal Butane [Member] | Minimum [Member] | Year 2013 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	53.2
Normal Butane [Member] | Minimum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	53.89
Normal Butane [Member] | Minimum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	54.62
Normal Butane [Member] | Maximum [Member] | Year 2013 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	68.24
Normal Butane [Member] | Maximum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	66.01
Normal Butane [Member] | Maximum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	65.04
Natural Gasoline [Member] | Year 2016 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	81.68
Natural Gasoline [Member] | Minimum [Member] | Year 2013 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	70.89
Natural Gasoline [Member] | Minimum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	71.85
Natural Gasoline [Member] | Minimum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	72.88
Natural Gasoline [Member] | Maximum [Member] | Year 2013 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	92.23
Natural Gasoline [Member] | Maximum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	83.04
Natural Gasoline [Member] | Maximum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	81.82
Per Million British Thermal Units Of Natural Gas [Member] | Year 2016 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	4.87
Per Million British Thermal Units Of Natural Gas [Member] | Minimum [Member] | Year 2013 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	3.75
Per Million British Thermal Units Of Natural Gas [Member] | Minimum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	4.45
Per Million British Thermal Units Of Natural Gas [Member] | Minimum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	4.66
Per Million British Thermal Units Of Natural Gas [Member] | Maximum [Member] | Year 2013 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	6.09
Per Million British Thermal Units Of Natural Gas [Member] | Maximum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	6.2
Per Million British Thermal Units Of Natural Gas [Member] | Maximum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	5.96
Condensate [Member] | Year 2016 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	81.68
Condensate [Member] | Minimum [Member] | Year 2013 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	74.04
Condensate [Member] | Minimum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	75.22
Condensate [Member] | Minimum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	76.47
Condensate [Member] | Maximum [Member] | Year 2013 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	85.84
Condensate [Member] | Maximum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	83.04
Condensate [Member] | Maximum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	81.82

Transactions With Affiliates - Gains Losses Commodity Price Swap Table (details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Gains (losses) on commodity price swap
Net gains (losses) on commodity price swap agreements	$ 14,215		$ (30,191)		$ (191)
Sales [Member]
Gains (losses) on commodity price swap
Net gains (losses) on commodity price swap agreements	103,925	[1]	(2,957)	[1]	23,153	[1]
Cost Of Sales Member
Gains (losses) on commodity price swap
Net gains (losses) on commodity price swap agreements	(89,710)	[2]	(27,234)	[2]	(23,344)	[2]
Natural Gas Per Thousand Cubic Feet Member | Sales [Member]
Gains (losses) on commodity price swap
Net gains (losses) on commodity price swap agreements	37,665	[1]	33,845	[1]	20,200	[1]
Natural Gas Liquids [Member] | Sales [Member]
Gains (losses) on commodity price swap
Net gains (losses) on commodity price swap agreements	$ 66,260	[1]	$ (36,802)	[1]	$ 2,953	[1]

[1]	Reported in affiliate natural gas, NGLs and condensate sales in the consolidated statements of income in the period in which the related sale is recorded.
[2]	Reported in cost of product in the consolidated statements of income in the period in which the related purchase is recorded

Transactions With Affiliates - LTIP Award Activity Table (details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested RollForward
Phantom units outstanding at beginning of year	23,978	17,503	21,970
Vested	(14,260)	(15,119)	(19,751)
Granted	15,901	21,594	15,284
Phantom units outstanding at end of year	25,619	23,978	17,503
Value Per Unit of Phantom Units Outstanding	$ 41.77	$ 33.92	$ 20.19	$ 15.02
Value Per Unit of Phantom Units Vested during the Period	$ 33.2	$ 20.51	$ 15.02
Value Per Unit of Phantom Units Granted during the Period	$ 45.91	$ 35.66	$ 20.94

Transactions With Affiliates - Equipment Purchase and Sale Table (details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction Line Items
Partners' capital adjustment	$ 3,065	$ (314)	$ 1,840
Affiliated Entity Member | Sales [Member]
Related Party Transaction Line Items
Net carrying value	393	316	2,576
Cash received for equipment	760	382	2,805
Partners' capital adjustment	367	66	229
Affiliated Entity Member | Purchases [Member]
Related Party Transaction Line Items
Net carrying value	8,009	1,998	429
Cash paid for equipment	24,705	3,837	361
Partners' capital adjustment	$ 16,696	$ 1,839	$ (68)

Transactions With Affiliates - Summary Table (details) (USD $) In Thousands, unless otherwise specified	3 Months Ended													12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2012 Affiliated Entity Member		Dec. 31, 2011 Affiliated Entity Member		Dec. 31, 2010 Affiliated Entity Member		Dec. 31, 2012 Affiliated Entity Member Chipeta Processing Limited Liability Company [Member]	Jul. 31, 2009 Affiliated Entity Member Chipeta Processing Limited Liability Company [Member]
Related Party Transaction Line Items
Revenues														$ 910,587	[1]	$ 869,405	[1]	$ 663,274	[1]	$ 704,137	[1],[2]	$ 658,680	[1],[2]	$ 571,628	[1],[2]
Cost of product														336,079	[1],[3]	327,371	[1],[3]	246,476	[1],[3]	145,250	[2]	83,722	[2]	95,667	[2]
Operation and maintenance														140,106	[1],[3]	126,464	[1],[3]	103,887	[1],[3]	51,237	[4]	51,339	[4]	46,379	[4]
General and administrative														99,212	[1],[3]	40,564	[1],[3]	29,970	[1],[3]	92,847	[5]	33,305	[5]	24,137	[5]
Operating expenses														715,693	[1]	624,111	[1]	485,735	[1]	289,334		168,366		166,183
Interest income, net														16,900	[1],[6]	24,106	[1],[6]	20,243	[1],[6]
Interest expense														42,060	[1],[7]	30,345	[1],[7]	18,794	[1],[7]	2,766	[8]	4,935	[8]	6,924	[8]
Distributions to unitholders	65,657	[9]	56,346	52,425	46,053	43,027	40,323	36,063	33,168	30,564	26,381	24,378	22,042							98,280	[10]	68,039	[10]	52,337	[10]
Contributions from noncontrolling interest owners														29,108		33,637		2,053		12,588	[11]	16,476	[11]	2,019	[11]
Distributions to noncontrolling interest owners														$ 17,303		$ 17,478		$ 13,222		$ 6,528	[11]	$ 9,437	[11]	$ 6,476	[11]
Table Text Block Supplement Abstract
Ownership interest by noncontrolling owners																										24.00%	24.00%

[1]	Financial information has been recast to include the financial position and results attributable to the Non-Operated Marcellus Interest. See Note 2.
[2]	Represents amounts recognized under gathering, treating or processing agreements, and purchase and sale agreements.
[3]	Cost of product includes product purchases from Anadarko (as defined in Note 1) of $145.3 million, $83.7 million and $95.7 million for the years ended December 31, 2012, 2011 and 2010, respectively. Operation and maintenance includes charges from Anadarko of $51.2 million, $51.3 million and $46.4 million for the years ended December 31, 2012, 2011 and 2010, respectively. General and administrative includes charges from Anadarko of $92.8 million, $33.3 million and $24.1 million for the years ended December 31, 2012, 2011 and 2010, respectively. See Note 5.
[4]	Represents expenses incurred during periods including and subsequent to the date of the acquisition of the Partnership assets, as well as expenses incurred by Anadarko on a historical basis related to the Partnership assets prior to the acquisition of such assets by the Partnership.
[5]	Represents general and administrative expense incurred during periods including and subsequent to the date of the Partnership’s acquisition of the Partnership assets, as well as a management services fee for reimbursement of expenses incurred by Anadarko for periods prior to the acquisition of the Partnership assets by the Partnership. These amounts include equity-based compensation expense allocated to the Partnership by Anadarko (see Anadarko Incentive Plans and Incentive Plan within this Note 5).
[6]	Represents interest income recognized on the note receivable from Anadarko. This line item also includes interest income, net on affiliate balances related to the MGR assets, Bison assets, White Cliffs investment and Wattenberg assets for periods prior to the acquisition of such assets. Beginning December 7, 2011, Anadarko discontinued charging interest on intercompany balances. The outstanding affiliate balances on the aforementioned assets prior to their acquisition were entirely settled through an adjustment to net investment by Anadarko.
[7]	Includes affiliate (as defined in Note 1) interest expense of $2.8 million, $4.9 million and $6.9 million for the years ended December 31, 2012, 2011 and 2010, respectively. See Note 10.
[8]	Represents interest expense recognized on the note payable to Anadarko (see Note 10) and interest imputed on the reimbursement payable to Anadarko for certain expenditures Anadarko incurred in 2011 related to the construction of the Brasada and Lancaster plants. During 2012, the Partnership repaid the note payable to Anadarko and the reimbursement payable to Anadarko related to the construction of the Brasada and Lancaster plants. See Note receivable from and amounts payable to Anadarko within this Note 5.
[9]	On January 21, 2013, the board of directors of the Partnership’s general partner declared a cash distribution to the Partnership’s unitholders of $0.52 per unit, or $65.7 million in aggregate, including incentive distributions. The cash distribution was paid on February 12, 2013, to unitholders of record at the close of business on February 1, 2013.
[10]	Represents distributions paid under the partnership agreement.
[11]	As described in Note 1 and Note 2, the Partnership acquired Anadarko’s then remaining 24% membership interest in Chipeta on August 1, 2012, and accounted for the acquisition on a prospective basis. As such, contributions from noncontrolling interest owners and distributions to noncontrolling interest owners subsequent to the acquisition date no longer reflect contributions from or distributions to Anadarko.

Transactions With Affiliates - Additional Information (details) (USD $)	1 Months Ended	12 Months Ended					1 Months Ended			1 Months Ended		12 Months Ended																					1 Months Ended	12 Months Ended									12 Months Ended
	May 31, 2008	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	May 31, 2008 Note Receivable From Anadarko [Member]	Dec. 31, 2012 Note Receivable From Anadarko [Member]	Dec. 31, 2011 Note Receivable From Anadarko [Member]	Dec. 31, 2008 Note Payable To Anadarko [Member]	Jun. 30, 2012 Senior Notes 4 Percent Due 2022 [Member]	Dec. 31, 2012 Gathering Transportation And Treating [Member]	Dec. 31, 2011 Gathering Transportation And Treating [Member]	Dec. 31, 2010 Gathering Transportation And Treating [Member]	Dec. 31, 2012 Processing [Member]	Dec. 31, 2011 Processing [Member]	Dec. 31, 2010 Processing [Member]	Dec. 31, 2012 Omnibus Agreement [Member]	Dec. 31, 2011 Omnibus Agreement [Member]	Dec. 31, 2012 Omnibus Agreement [Member] Public Company Expenses [Member]	Dec. 31, 2011 Omnibus Agreement [Member] Public Company Expenses [Member]	Dec. 31, 2010 Omnibus Agreement [Member] Public Company Expenses [Member]	Dec. 31, 2010 Omnibus Agreement [Member] Maximum [Member]	Dec. 31, 2012 Omnibus Agreement [Member] No Cap	Dec. 31, 2011 Omnibus Agreement [Member] No Cap	Dec. 31, 2012 Incentive Plan [Member]	Dec. 31, 2011 Incentive Plan [Member]	Dec. 31, 2010 Incentive Plan [Member]	Dec. 31, 2012 Incentive Plan [Member] Unit Appreciation Right [Member]	Dec. 31, 2011 Incentive Plan [Member] Unit Appreciation Right [Member]	Dec. 31, 2010 Incentive Plan [Member] Unit Appreciation Right [Member]	Dec. 31, 2012 Incentive Plan [Member] Distribution Equivalent Right [Member]	Dec. 31, 2011 Gas Gathering And Processing Equipment Member Mountain Gas Resources [Member]	Dec. 31, 2012 Long Term Incentive Plan [Member]	Dec. 31, 2011 Long Term Incentive Plan [Member]	Dec. 31, 2010 Long Term Incentive Plan [Member]	Dec. 31, 2012 Anadarko Incentive Plans [Member]	Dec. 31, 2011 Anadarko Incentive Plans [Member]	Dec. 31, 2010 Anadarko Incentive Plans [Member]	Dec. 31, 2012 Anadarko Incentive Plans [Member] Performance Based Awards [Member]	Mar. 31, 2012 Anadarko [Member] Brasada And Lancaster Agreement [Member]	Dec. 31, 2012 Anadarko [Member] Long Term Incentive Plan [Member]	Dec. 31, 2012 Independent Director Long Term Incentive Plan [Member]
Related Party Transaction Line Items
Note receivable - Anadarko		$ 260,000,000	[1]	$ 260,000,000	[1]		$ 260,000,000
Term of instrument or obligation		1 year					30 years			5 years																							10 years
Fixed annual rate for note receivable bearing interest							6.50%
The fair value of the note receivable								334,800,000	303,700,000
Principal		1,170,000,000		675,000,000						175,000,000
Fixed interest rate											4.00%
Cost reimbursement payable		147,651,000	[1],[2]	92,037,000	[1],[2]																																				18,900,000
Rate Of Return	18.00%
Affiliate throughput percent												64.00%	67.00%	73.00%	59.00%	64.00%	66.00%
Allocated costs from Anadarko																		21,700,000	19,500,000	6,800,000	7,700,000	8,000,000	9,000,000	14,900,000	11,800,000
Equity based compensation expense																										68,800,000	11,400,000	3,100,000						400,000	300,000	300,000	3,300,000	2,500,000	2,300,000
Unvested equity based compensation																																		700,000			4,400,000			100,000		800,000
Weighted average term of unvested awards																																		2 years 2 months 12 days			1 year 10 months 24 days			2 years
Phantom units vesting term																																		3 years									1 year
UVR, UAR and DER Valuation																													$ 2,475	$ 634	$ 215	$ 12
Partners' capital adjustment		$ 3,065,000		$ (314,000)		$ 1,840,000																																$ 9,700,000

[1]	Financial information has been recast to include the financial position and results attributable to the Non-Operated Marcellus Interest. See Note 2.
[2]	Accrued liabilities include amounts payable to affiliates of $0.1 million and $0.3 million as of December 31, 2012 and 2011, respectively.

Income Taxes - Components of Income Tax Expense Table (details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Current Income Tax Expense Benefit Abstract
Federal income tax expense (benefit)	$ (7,555)		$ 15,248		$ 10,476
State income tax expense (benefit)	(1,843)		322		1,502
Total current income tax expense (benefit)	(9,398)		15,570		11,978
Deferred Income Tax Expense Benefit Abstract
Federal income tax expense	22,328		13,075		9,673
State income tax expense (benefit)	7,785		3,505		(134)
Total deferred income tax expense	30,113	[1]	16,580	[1]	9,539	[1]
Total income tax expense	$ 20,715	[1]	$ 32,150	[1]	$ 21,517	[1]

[1]	Financial information has been recast to include the financial position and results attributable to the Non-Operated Marcellus Interest. See Note 2.

Income Taxes - Tax Rate Reconciliation Table (details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Related Party Transaction Line Items
Income before income taxes	$ 170,026	[1]	$ 239,011	[1]	$ 178,450	[1]
Statutory tax rate	0.00%		0.00%		0.00%
Adjustments resulting from:
State taxes on income attributable to Partnership assets pre-acquisition (net of federal benefit) Texas margin tax expense (benefit)	1,258		664		300
Total income tax expense	20,715	[1]	32,150	[1]	21,517	[1]
Effective tax rate	12.00%		13.00%		12.00%
Pre Acquisition From Parent [Member]
Adjustments resulting from:
Federal taxes on income attributable to Partnership assets pre-acquisition	17,251		29,502		20,534
State taxes on income attributable to Partnership assets pre-acquisition (net of federal benefit) Texas margin tax expense (benefit)	$ 2,206		$ 1,984		$ 683

[1]	Financial information has been recast to include the financial position and results attributable to the Non-Operated Marcellus Interest. See Note 2.

Income Taxes - Deferred Tax Assets and Liabilities Table (details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Income Tax Expense Benefit Abstract
Credit carryforwards	$ 14		$ 14
Net current deferred income tax assets	14		14
Depreciable property	(47,558)		(99,733)
Partnership basis			(24,481)
Credit carryforwards	541		556
Other	(136)
Other			114
Net long-term deferred income tax liabilities	(47,153)	[1]	(123,544)	[1]
Total net deferred income tax liabilities	$ (47,139)		$ (123,530)

[1]	Financial information has been recast to include the financial position and results attributable to the Non-Operated Marcellus Interest. See Note 2.

Income Taxes - Additional Information (details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Tax Credit Carryforward [Line Items]
Credit carryforwards	$ 541	$ 556
Other Tax Carryforward, Expiration Dates	2026-12-31
State And Local Jurisdiction [Member]
Tax Credit Carryforward [Line Items]
Credit carryforwards	$ 600

Property, Plant and Equipment Table (details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2012 Land Member	Dec. 31, 2011 Land Member	Dec. 31, 2012 Gathering systems	Dec. 31, 2011 Gathering systems	Dec. 31, 2012 Gathering systems Minimum [Member]	Dec. 31, 2012 Gathering systems Maximum [Member]	Dec. 31, 2012 Pipelines And Equipment [Member]	Dec. 31, 2011 Pipelines And Equipment [Member]	Dec. 31, 2012 Pipelines And Equipment [Member] Minimum [Member]	Dec. 31, 2012 Pipelines And Equipment [Member] Maximum [Member]	Dec. 31, 2012 Asset Under Construction Member	Dec. 31, 2011 Asset Under Construction Member	Dec. 31, 2012 Other	Dec. 31, 2011 Other	Dec. 31, 2012 Other Minimum [Member]	Dec. 31, 2012 Other Maximum [Member]
Property Plant And Equipment Line Items
Property, plant and equipment	$ 3,432,392	[1]	$ 2,708,271	[1]	$ 501	$ 364	$ 2,911,572	$ 2,479,184			$ 91,126	$ 90,883			$ 422,002	$ 132,913	$ 7,191	$ 4,927
Accumulated depreciation	714,436	[1]	587,119	[1]
Net property, plant and equipment	$ 2,717,956	[1]	$ 2,121,152	[1]
Estimated useful life									5 years	47 years			15 years	45 years					3 years	25 years

[1]	Financial information has been recast to include the financial position and results attributable to the Non-Operated Marcellus Interest. See Note 2.

Property, Plant and Equipment - Additional Information (details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Property Plant And Equipment Line Items
Other assets	$ 27,798,000	[1]	$ 24,143,000	[1]
Asset Under Construction Member
Property Plant And Equipment Line Items
Impairment					300,000
Equipment Member
Property Plant And Equipment Line Items
Impairment	600,000		7,300,000		600,000
Property Plant And Equipment Other Types Member
Property Plant And Equipment Line Items
Other assets			10,600,000
Pipelines And Equipment [Member]
Property Plant And Equipment Line Items
Impairment			3,000,000
Gathering System [Member]
Property Plant And Equipment Line Items
Impairment	$ 6,000,000

[1]	Financial information has been recast to include the financial position and results attributable to the Non-Operated Marcellus Interest. See Note 2.

Accrued Liabilities Table (details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Accrued Liabilities [Line Items]
Other accrued liabilities	$ 612		$ 1,935
Accrued interest expense	15,868		2,251
Short-term asset retirement obligations	1,711		875
Short-term remediation and reclamation obligations	799		1,679
Accrued liabilities	147,651	[1],[2]	92,037	[1],[2]
Accrued Capital Expenditures [Member]
Accrued Liabilities [Line Items]
Other accrued liabilities	112,311		60,391
Accrued Plant Purchases [Member]
Accrued Liabilities [Line Items]
Other accrued liabilities	16,350		19,607
Construction Ownership Operation Agreement [Member]
Accrued Liabilities [Line Items]
Other accrued liabilities			$ 5,299

[1]	Financial information has been recast to include the financial position and results attributable to the Non-Operated Marcellus Interest. See Note 2.
[2]	Accrued liabilities include amounts payable to affiliates of $0.1 million and $0.3 million as of December 31, 2012 and 2011, respectively.

Asset Retirement Obligations (details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Asset Retirement Obligation Roll Forward Analysis [Roll Forward]
Carrying amount of asset retirement obligations at beginning of year	$ 64,345	$ 45,269
Liabilities incurred	9,414	15,462
Liabilities settled	(786)	(133)
Accretion expense	4,270	3,791
Revisions in estimated liabilities	(10,520)	(44)
Carrying amount of asset retirement obligations at end of year	$ 66,723	$ 64,345

Debt and Interest Expense - Debt Outstanding Table (details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2012 Senior Notes 4 Percent Due 2022 [Member]		Oct. 31, 2012 Senior Notes 4 Percent Due 2022 [Member]	Jun. 30, 2012 Senior Notes 4 Percent Due 2022 [Member]	Dec. 31, 2012 Senior Notes 5 Point 375 Percent Due 2021 [Member]		Dec. 31, 2011 Senior Notes 5 Point 375 Percent Due 2021 [Member]		May 31, 2011 Senior Notes 5 Point 375 Percent Due 2021 [Member]	Dec. 31, 2011 Note Payable To Anadarko [Member]		Dec. 31, 2008 Note Payable To Anadarko [Member]
Debt Instrument Line Items
Principal	$ 1,170,000		$ 675,000			$ 670,000		$ 150,000	$ 520,000	$ 500,000		$ 500,000		$ 500,000	$ 175,000		$ 175,000
Carrying Value	1,168,278		669,178		474,000	673,617				494,661		494,178			175,000
Fair Value	$ 1,169,874	[1]	$ 674,478	[1]		$ 669,928	[1]			$ 499,946	[1]	$ 499,950	[1]		$ 174,528	[1]

[1]	Fair value is measured using Level 2 inputs.

Debt and Interest Expense - Debt Activity Table (details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument Line Items
Balance	$ 669,178	$ 474,000
Other and changes in debt discount or premium	4,100	(5,822)
Balance	1,168,278	669,178
Revolving Credit Facility [Member]
Debt Instrument Line Items
Borrowings	374,000	570,000
Repayments	(374,000)	(619,000)
Revolving Credit Facility [Member] | Swingline [Member]
Debt Instrument Line Items
Borrowings	20,000	30,000
Repayments	(20,000)	(30,000)
Senior Notes 4 Percent Due 2022 [Member]
Debt Instrument Line Items
Borrowings	670,000
Balance	673,617
Note Payable To Anadarko [Member]
Debt Instrument Line Items
Balance	175,000
Repayments	(175,000)
Wattenberg Term Loan [Member]
Debt Instrument Line Items
Repayments		(250,000)
Senior Notes 5 Point 375 Percent Due 2021 [Member]
Debt Instrument Line Items
Borrowings		500,000
Balance	$ 494,661	$ 494,178

Debt and Interest Expense - Interest Expense Table (details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Debt Instrument Line Items
Interest Expense	$ 42,060,000	[1],[2]	$ 30,345,000	[1],[2]	$ 18,794,000	[1],[2]
Chipeta Processing Limited Liability Company [Member]
Debt Instrument Line Items
Capitalized interest	(2,200,000)
Brasada And Lancaster Agreement [Member]
Debt Instrument Line Items
Capitalized interest	(3,500,000)
5.375% Senior Notes due 2021
Table Text Block Supplement Abstract
Amortization related to Senior Notes			500,000
5.375% Senior Notes due 2021 | 4.00% Senior Notes due 2022
Table Text Block Supplement Abstract
Amortization related to Senior Notes	1,100,000
Third Parties [Member]
Debt Instrument Line Items
Interest expense on long-term debt	41,171,000		20,533,000		8,530,000
Amortization of debt issuance costs and commitment fees Credit facility commitment fees	4,319,000	[3]	5,297,000	[3]	3,340,000	[3]
Capitalized interest	(6,196,000)	[4]	(420,000)	[4]
Interest Expense	39,294,000		25,410,000		11,870,000
Affiliated Entity Member
Debt Instrument Line Items
Interest expense on note payable to Anadarko	2,440,000	[5]	4,935,000	[5]	6,828,000	[5]
Interest expense, net on affiliate balances	326,000	[6]
Amortization of debt issuance costs and commitment fees Credit facility commitment fees					96,000
Interest Expense	$ 2,766,000	[7]	$ 4,935,000	[7]	$ 6,924,000	[7]

[1]	Financial information has been recast to include the financial position and results attributable to the Non-Operated Marcellus Interest. See Note 2.
[2]	Includes affiliate (as defined in Note 1) interest expense of $2.8 million, $4.9 million and $6.9 million for the years ended December 31, 2012, 2011 and 2010, respectively. See Note 10.
[3]	For the year ended December 31, 2012, includes $1.1 million of amortization of (i) the original issue discount for the June 2012 offering partially offset by the original issue premium for the October 2012 offering of the 2022 Notes, (ii) original issue discount for the 2021 Notes and (iii) underwriters’ fees. For the year ended December 31, 2011, includes $0.5 million of amortization of the original issue discount and underwriters’ fees for the 2021 Notes.
[4]	For the year ended December 31, 2012, $2.2 million of interest associated with capital projects at Chipeta was capitalized and $3.5 million of interest associated with the construction of the Brasada and Lancaster gas processing facilities was capitalized. See Note 5.
[5]	In June 2012, the note payable to Anadarko was repaid in full. See Note payable to Anadarko within this Note 10.
[6]	Imputed interest expense on the reimbursement payable to Anadarko for certain expenditures Anadarko incurred in 2011 related to the construction of the Brasada and Lancaster plants. During 2012, the Partnership repaid the reimbursement payable to Anadarko related to the construction of the Brasada and Lancaster plants. See Note 5.
[7]	Represents interest expense recognized on the note payable to Anadarko (see Note 10) and interest imputed on the reimbursement payable to Anadarko for certain expenditures Anadarko incurred in 2011 related to the construction of the Brasada and Lancaster plants. During 2012, the Partnership repaid the note payable to Anadarko and the reimbursement payable to Anadarko related to the construction of the Brasada and Lancaster plants. See Note receivable from and amounts payable to Anadarko within this Note 5.

Debt and Interest Expense - Additional Information (details) (USD $)	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended			1 Months Ended			1 Months Ended	12 Months Ended				1 Months Ended		1 Months Ended			1 Months Ended				1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012 Senior Notes 4 Percent Due 2022 [Member]	Dec. 31, 2012 Senior Notes 4 Percent Due 2022 [Member]	Oct. 31, 2012 Senior Notes 4 Percent Due 2022 [Member]	May 31, 2011 Senior Notes 5 Point 375 Percent Due 2021 [Member]	Dec. 31, 2012 Senior Notes 5 Point 375 Percent Due 2021 [Member]	Dec. 31, 2011 Senior Notes 5 Point 375 Percent Due 2021 [Member]	Dec. 31, 2008 Note Payable To Anadarko [Member]	Dec. 31, 2011 Note Payable To Anadarko [Member]	Dec. 31, 2010 Note Payable To Anadarko [Member]	Mar. 31, 2011 Revolving Credit Facility [Member]	Dec. 31, 2012 Revolving Credit Facility [Member]	Dec. 31, 2011 Revolving Credit Facility [Member]	Oct. 31, 2009 Revolving Credit Facility [Member]	Mar. 31, 2011 Revolving Credit Facility [Member] Alternate Base Rate [Member]	Mar. 31, 2011 Revolving Credit Facility [Member] Maximum [Member]	Mar. 31, 2011 Revolving Credit Facility [Member] Maximum [Member] Alternate Base Rate [Member]	Mar. 31, 2011 Revolving Credit Facility [Member] Minimum [Member]	Mar. 31, 2011 Revolving Credit Facility [Member] Minimum [Member] Alternate Base Rate [Member]	Mar. 31, 2011 Revolving Credit Facility [Member] Percentage Above Federal Funds Effective Rate [Member] Alternate Base Rate [Member]	Mar. 31, 2011 Wattenberg Term Loan [Member]	Aug. 31, 2010 Wattenberg Term Loan [Member]	Aug. 31, 2010 Wattenberg Term Loan [Member] Maximum [Member]	Aug. 31, 2010 Wattenberg Term Loan [Member] Minimum [Member]	May 31, 2011 Interest Rate Swap [Member]	May 31, 2010 Interest Rate Swap [Member]
Debt Instrument Line Items
Fixed interest rate				4.00%		5.38%			4.00%		2.82%
Principal	$ 1,170,000,000	$ 675,000,000	$ 520,000,000	$ 670,000,000	$ 150,000,000	$ 500,000,000	$ 500,000,000	$ 500,000,000	$ 175,000,000	$ 175,000,000													$ 250,000,000
Offering Percent			99.19%		105.18%	98.78%
Effective interest rate				4.04%		5.65%
Term of instrument or obligation	1 year			10 years		10 years			5 years			5 years											3 years
Underwriting discount				4,400,000		3,300,000
Revolving Credit Facility, current maximum borrowing capacity												800,000,000			450,000,000
Revolving Credit Facility, additional borrowings													0
Interest rate percent above LIBOR																1.00%	1.90%	0.90%	1.30%	0.30%	0.50%			3.50%	2.50%
Revolving Credit Facility, interest rate at period end													1.71%	1.80%
Facility fee													0.25%	0.25%			0.35%		0.20%
Accelerated amortization expense																						1,300,000
Realized loss on terminated swap agreement			1,700,000																							1,900,000	2,400,000
Outstanding letters of credit													$ 6,700,000
Covenants	The indentures governing the 2022 Notes and the 2021 Notes contain customary events of default including, among others, (i) default for 30 days in the payment of interest when due; (ii) default in payment, when due, of principal of or premium, if any, at maturity, upon redemption or otherwise; and (iii) certain events of bankruptcy or insolvency. The indentures also contain covenants that limit, among other things, the ability of the Partnership, as well as that of certain of the Partnership’s subsidiaries, to (i) create liens on principal properties; (ii) engage in sale and leaseback transactions; and (iii) merge or consolidate with another entity or sell, lease or transfer substantially all of the Partnership’s properties or assets to another entity.
Revolving Credit Facility covenants												The RCF continues to contain certain covenants that limit, among other things, the ability of the Partnership, and that of certain of its subsidiaries, to incur additional indebtedness, grant certain liens, merge, consolidate or allow any material change in the character of the Partnership’s business, enter into certain affiliate transactions and use proceeds other than for Partnership purposes. The RCF also contains various customary covenants, customary events of default and a maximum consolidated leverage ratio as of the end of each fiscal quarter (which is defined as the ratio of consolidated indebtedness as of the last day of a fiscal quarter to Consolidated Earnings Before Interest, Taxes, Depreciation and Amortization (“Consolidated EBITDA”) for the most recent four consecutive fiscal quarters ending on such day) of 5.0 to 1.0, or a consolidated leverage ratio of 5.5 to 1.0 with respect to quarters ending in the 270-day period immediately following certain acquisitions.
Senior Notes redemption provisions				The 2022 Notes mature on July 1, 2022, unless redeemed at a redemption price that includes a make-whole premium. The Partnership may redeem the 2022 Notes in whole or in part, at any time before April 1, 2022, at a redemption price equal to the greater of (i) 100% of the principal amount of the 2022 Notes to be redeemed or (ii) the sum of the present values of the remaining scheduled payments of principal and interest on such 2022 Notes (exclusive of interest accrued to the redemption date) discounted to the redemption date on a semi-annual basis (assuming a 360-day year consisting of twelve 30-day months) at the Treasury Rate (as defined in the indenture governing the 2022 Notes) plus 37.5 basis points, plus, in either case, accrued and unpaid interest, if any, on the principal amount being redeemed to such redemption date. On or after April 1, 2022, the 2022 Notes may be redeemed, at any time in whole, or from time to time in part, at a price equal to 100% of the principal amount of the 2022 Notes to be redeemed, plus accrued interest on the 2022 Notes to be redeemed to the date of redemption.		The 2021 Notes mature on June 1, 2021, unless redeemed at a redemption price that includes a make-whole premium. The Partnership may redeem the 2021 Notes in whole or in part, at any time before March 1, 2021, at a redemption price equal to the greater of (i) 100% of the principal amount of the 2021 Notes to be redeemed or (ii) the sum of the present values of the remaining scheduled payments of principal and interest on such 2021 Notes (exclusive of interest accrued to the redemption date) discounted to the redemption date on a semi-annual basis (assuming a 360-day year consisting of twelve 30-day months) at the Treasury Rate (as defined in the indenture governing the 2021 Notes) plus 40 basis points, plus, in either case, accrued and unpaid interest, if any, on the principal amount being redeemed to such redemption date. On or after March 1, 2021, the 2021 Notes may be redeemed, at any time in whole, or from time to time in part, at a price equal to 100% of the principal amount of the 2021 Notes to be redeemed, plus accrued interest on the 2021 Notes to be redeemed to the date of redemption.

Commitments and Contingencies - Operating Lease Obligations Table (detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments And Contingencies [Abstract]
2013	$ 235
2014	169
2015	169
2016	169
2017	169
Thereafter	42
Total	$ 953

Commitment and Contingencies - Additional Information (details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Line Items
Long-term liability for remediation and reclamation obligations	$ 1.9	$ 1.6
Term Of Payments On Environmental Obligations In Years	5 years
Committed capital	55.9
Term of instrument or obligation	1 year
Rent expense associated with office and equipment leases	3	4.1	7.7
Anadarko [Member]
Commitments and Contingencies Line Items
Purchase of previously leased compression equipment			$ 44.5
Chipeta Processing LLC
Commitments and Contingencies Line Items
Percentage included	100.00%
Ownership interest	75.00%

Subsequent Events - Additional Information (details) (USD $)	12 Months Ended						0 Months Ended	1 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Mar. 08, 2013 Anadarko-Operated Marcellus Interest [Member]	Mar. 31, 2012 Anadarko-Operated Marcellus Interest [Member]	Mar. 08, 2013 Anadarko-Operated Marcellus Interest [Member]
Business Acquisition Line Items
Percentage acquired								33.75%
Total consideration for acquisition									$ 134,900,000
Borrowings	$ 1,041,648,000	[1]	$ 1,055,939,000	[1]	$ 660,000,000	[1]	$ 133,500,000

[1]	Financial information has been recast to include the financial position and results attributable to the Non-Operated Marcellus Interest. See Note 2.